SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-14363

File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 46	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 46

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq.,  2005 Market Street, Philadelphia, PA  19103-7094

(Name and Address of Agent for Service)

Approximate Date of Public Offering:  April 30, 2007

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS

This Post-Effective Amendment No. 46 to Registration File No. 033-14363 includes the following:

1.             Facing Page

2.             Contents Page

3.             Part A – Prospectuses

4.             Part B – Statement of Additional Information

5.             Part C – Other Information

6.             Signatures

7.             Exhibits

DELAWARE VIP TRUST

Delaware VIP Balanced Series
Delaware VIP Capital Reserves Series
Delaware VIP Diversified Income Series
Delaware VIP High Yield Series

Supplement to the Current Prospectus dated April 30, 2007

The following paragraphs are added as the last paragraphs to the section entitled "Investment Manager":

Delaware Investment Advisers ("DIA"), an affiliate of Delaware Management Company ("DMC"), has announced that it has entered into discussions with Logan Circle Partners about a possible transaction involving certain members of the taxable fixed income team. This team is also part of DMC, the investment manager to each Series listed above. Regardless of whether this transaction is consummated, DIA and DMC anticipate that they will continue to have substantial fixed income teams in place to support their commitment to managing fixed income strategies.

Although the precise scope of the expected transaction is still under consideration, the desire of the involved parties is to structure this transaction in a manner that minimizes any potential disruption to clients. It is anticipated that there would be an appropriate transition period which would allow for continued and consistent management of the fixed income products.

Delaware VIP Diversified Income Series only:

The following information replaces the bar chart on page 3 of the Delaware VIP Diversified Income Series Standard Class prospectus:

Year-by-year total return (Delaware VIP Diversified Income Series Standard Class)

Please keep this Supplement for future reference.

This Supplement is dated April 30, 2007.

PS-VIPBCDH [--] PDF 4/07	PO11854

DELAWARE VIP TRUST

Delaware VIP Balanced Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Balanced Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Balanced Series	2

How we manage the Series	page 4
Our investment strategies	4
The securities we typically invest in	4
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	10
Portfolio managers	10
Manager of managers structure	12
Who’s who?	12

Important information about the Series	page 13
Share classes	13
Salesperson and life company compensation	13
Purchase and redemption of shares	13
Payments to intermediaries	13
Valuation of shares	14
Fair valuation	14
Document delivery	14
Frequent trading of Series shares	14
Dividends, distributions, and taxes	16
Certain management considerations	16

Financial highlights	page 17

Additional information	Back cover

OVERVIEW: DELAWARE VIP BALANCED SERIES

What is the Series’ investment objective? Delaware VIP Balanced Series seeks a balance of capital appreciation, income, and preservation of capital. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? Under normal circumstances, the Series will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities, including high yield fixed income securities (commonly known as “junk bonds”). We invest in common stocks of established companies that we believe have the potential for long-term capital appreciation. In addition, we invest in various types of fixed income securities, including U.S. Government securities and corporate bonds. Funds with this mix of stocks and bonds are commonly known as “balanced funds.”

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. This Series will be affected primarily by declines in stock and bond prices, which can be caused by a drop in the stock or bond market, an adverse change in interest rates, or poor performance in specific industries or companies. The portfolio may have turnover in excess of 100%. High portfolio turnover can increase the Series’ transaction costs and lower returns. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•        Investors with long-term financial goals

•        Investors looking for stocks and bonds combined in a single investment

•        Investors seeking a measure of capital preservation

Who should not invest in the Series

•        Investors with short-term financial goals

•        Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Balanced Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one-, five-, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Balanced Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 15.89% for the quarter ended December 31, 1998 and its lowest quarterly return was -16.97% for the quarter ended September 30, 2001.

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Average annual returns for periods ending 12/31/06

	Delaware VIP Balanced Series Standard Class	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 year	16.20%	15.79%	4.33%
5 years	4.94%	6.19%	5.06%
10 years	4.64%	8.42%	6.24%

The Series’ returns above are compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. The Lehman Brothers Aggregate Bond Index measures the performance of approximately 5,500 publicly traded bonds, including U.S. Government, mortgage-backed, corporate, and Yankee bonds. Neither Index is a perfect comparison to the Delaware VIP Balanced Series because the S&P 500 Index does not include fixed income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. You should remember that unlike the Series, the Indices are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.18%
Total annual fund operating expenses	0.83%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$85
3 years	$265
5 years	$460
10 years	$1,025

(1)          ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

We seek capital appreciation by investing at least 25% of the Series’ net assets in equity securities of primarily large-capitalization companies that we believe have long-term capital appreciation potential. We will typically follow a value-oriented investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

•        Security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company;

•        Favorable earnings growth prospects;

•        Expected above-average return on equity and dividend yield;

•        The financial condition of the issuer; and

•        Various qualitative factors.

While our investment philosophy will typically be value-oriented, we also may invest in issues with growth characteristics during market cycles when growth stocks appear attractive.

To seek current income and help preserve capital, we generally invest at least 25% of the Series’ net assets in various types of fixed income securities, including U.S. Government and government agency securities, corporate bonds, and high yield securities. Each bond in the portfolio will typically have a maturity between one and 30 years, and the average maturity of the portfolio will typically be between one and 10 years.

We conduct ongoing analysis of the different markets to determine the appropriate mix of stocks and bonds for the current economic and investment environment.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation and may pay dividends as well. Fixed income securities offer the potential for greater income payments than stocks and also may provide capital appreciation.

Securities	How we use them Delaware VIP Balanced Series

Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Under normal circumstances, we generally invest up to 75% of the Series’ net assets in common stocks.

Convertible securities: Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

We may invest in convertible securities; however, we will not invest more than 10% of the Series’ net assets in convertible securities that are rated below investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but deemed equivalent to non-investment grade.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Balanced Series

Mortgage-backed securities: Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. Government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

We may invest without limit in government-related mortgage-backed securities or privately issued mortgage-backed securities that are fully collateralized by government securities.

We may invest up to 20% of net assets in mortgage-backed securities issued by private companies if the securities are not collateralized by the U.S. government, or its agencies or instrumentalities. However, these securities must be rated at the time of purchase in one of the four highest categories by an NRSRO, such as Standard & Poor’s (S&P) or Moody’s Investors Service, Inc. (Moody’s). They must also represent interests in whole-loan mortgages, multi-family mortgages, and other mortgage collateral supported by a first mortgage lien on real estate. The privately issued securities we invest in are either CMOs or REMICs (see below).

Collateralized mortgage obligations (CMOs): Privately issued mortgage-backed bonds whose underlying value is the mortgages that are grouped into different pools according to their maturity. They are issued by U.S. Government agencies and private issuers.

See “mortgage-backed securities” above.

Real estate mortgage investment conduits (REMICs): Privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools.

See “mortgage-backed securities” above.

Asset-backed securities: Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	We invest only in asset-backed securities rated in one of the four highest categories by an NRSRO.

Corporate bonds: Debt obligations issued by a corporation.	We focus on bonds rated in one of the four highest categories by an NRSRO (or if unrated, deemed equivalent), with maturities typically between one and 30 years.

High yield corporate bonds: Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO, such as S&P or Moody’s. High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

We may invest in high yield corporate bonds. Emphasis is typically on those rated BB or Ba by an NRSRO.

We carefully evaluate an individual company’s financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Balanced Series

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

American Depositary Receipts (ADRs): Receipts issued by a U.S. depositary (usually a U.S. bank) that represent an ownership interest in an underlying security that is held by the depositary. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold the same as other U.S. securities.

We may invest without limitation in ADRs.

Interest rate swap, index swap, and credit default swap agreements: In an interest rate swap, a series receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a series receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a series receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, a series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.

We may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that we invest in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. We may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Balanced Series

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including real estate investment trusts, options, U.S. Treasury securities, and foreign securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. Because of the nature of the Series, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Balanced Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Balanced Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a series could experience a higher or lower return than anticipated.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

We diversify the Series’ assets among two major categories of investments—stocks and bonds—which tend to increase and decline in value in different economic or investment conditions.

In evaluating the use of an index swap, we carefully consider how market changes could affect the swap and how that compares to us investing directly in the market the swap is intended to represent.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a series could experience a higher or lower return than anticipated.

We do not try to increase return by predicting and aggressively capitalizing on interest rate moves. Instead, we aim to keep the interest rate risk similar to the Lehman Brothers Aggregate Bond Index.

We will not invest in swaps with maturities of more than two years. Each business day (as defined below), we will calculate the amount the Series must pay for swaps it holds and will segregate cash or other liquid securities to cover that amount.

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The risks of investing in the series (continued)

Risks	How we strive to manage them Delaware VIP Balanced Series

Credit risk is the risk that there is a possibility that a bond’s issuer will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk. We will limit the Series’ investments in high yield bonds to 20% of the Series’ net assets allocated to fixed income securities (typically no more than 8% of the Series’ total net assets).

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or the nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We typically invest only a small portion of the Series’ portfolio in foreign securities. When we do purchase foreign securities, they are often denominated in U.S. dollars. We also tend to avoid markets where we believe accounting principles or the regulatory structure are underdeveloped.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.

We limit exposure to illiquid securities to no more than 10% of the Series’ net assets. Swap agreements will be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps.

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps, such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objective.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

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Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.62% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

The portfolio of the Balanced Series is divided into approximately a 60% equity and 40% fixed income component. The portfolio managers of both the equity and fixed income components of the portfolio management team are responsible for determining the asset allocation of each component of the portfolio.

D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn comprise the portfolio management team that is responsible for making the day-to-day investment decisions for the equity portion of the Series. Each portfolio manager has an equal role in making investment recommendations for the equity portion of the Series. Messrs. Nutt, Irving, Lombardi, and Vogel have been members of the Series’ portfolio management team since February 21, 2005. Mr. Lalvani and Ms. Wynn have been members of the Series’ portfolio management team since October 2, 2006.

Paul Grillo, Stephen R. Cianci, and Timothy L. Rabe comprise the portfolio management team that is responsible for making the day-to-day investment decisions for the fixed income portion of the Series. Each portfolio manager has an equal role in making investment recommendations for the fixed income portion of the Series. Messrs. Grillo and Cianci have been co-managing the fixed income portion of the Series since April 25, 2000. Mr. Rabe assumed responsibility for the Series on February 21, 2005.

D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity
Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager
Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within MLIM for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor’s degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager
Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at MLIM from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

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Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager
Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at MLIM for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and The CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager
Mr. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of The CFA Society of Philadelphia.

Nashira S. Wynn, Vice President, Portfolio Manager
Ms. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for MLIM. Ms. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo joined Delaware Investments in 1992 and is a senior member of the firm’s Core and Core Plus fixed income investment teams. He also serves as a mortgage-backed and asset-backed securities analyst and is an integral team member of the intermediate and limited-term mandates. Prior to joining Delaware Investments, Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Stephen R. Cianci, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Cianci began his career at Delaware Investments in 1992 as an investment-grade research analyst. Today, he is a senior member of the firm’s Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm’s Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor’s and MBA degrees.

Timothy L. Rabe, CFA, Senior Vice President, Head of High Yield Investments, Senior Portfolio Manager
Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield fixed income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor’s degree in finance from the University of Illinois.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

11

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

12

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*                 Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”— that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

15

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the Series’ fiscal year. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Balanced Series

	Year ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$13.530	$13.360	$12.890	$11.170	$13.730
Income (loss) from investment operations:
Net investment income(1)	0.405	0.341	0.245	0.211	0.258
Net realized and unrealized gain (loss) on investments and foreign currencies	1.739	0.135	0.493	1.872	(2.430)
Total from investment operations	2.144	0.476	0.738	2.083	(2.172)
Less dividends and distributions from:
Net investment income	(0.414)	(0.306)	(0.268)	(0.363)	(0.388)
Total dividends and distributions	(0.414)	(0.306)	(0.268)	(0.363)	(0.388)
Net asset value, end of period	$15.260	$13.530	$13.360	$12.890	$11.170
Total return(2)	16.20%	3.68%	5.84%	19.21%	(16.27%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,626	$38,227	$45,407	$53,233	$54,789
Ratio of expenses to average net assets	0.81%	0.80%	0.77%	0.77%	0.75%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.84%	0.85%	0.77%	0.77%	0.76%
Ratio of net investment income to average net assets	2.88%	2.57%	1.91%	1.80%	2.10%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.85%	2.52%	1.91%	1.80%	2.09%
Portfolio turnover	131%	200%	247%	231%	303%

(1)          The average shares outstanding method has been applied for per share information.

(2)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP BALANCED SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Balanced Series (Standard Class)	246493209

DELAWARE VIP TRUST

Delaware VIP Balanced Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Balanced Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Balanced Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	9
Disclosure of portfolio holdings information	10
Investment manager	10
Portfolio managers	11
Manager of managers structure	12
Who’s who?	12

Important information about the Series	page 13
Share classes	13
Salesperson and life company compensation	13
Purchase and redemption of shares	14
Payments to intermediaries	14
Valuation of shares	14
Fair valuation	14
Document delivery	15
Frequent trading of Series shares	15
Dividends, distributions, and taxes	17
Certain management considerations	17

Financial highlights	page 18

Additional information	Back cover

OVERVIEW: DELAWARE VIP BALANCED SERIES

What is the Series’ investment objective? Delaware VIP Balanced Series seeks a balance of capital appreciation, income, and preservation of capital. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? Under normal circumstances, the Series will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities, including high yield fixed income securities (commonly known as “junk bonds”). We invest in common stocks of established companies that we believe have the potential for long-term capital appreciation. In addition, we invest in various types of fixed income securities, including U.S. Government securities and corporate bonds. Funds with this mix of stocks and bonds are commonly known as “balanced funds.”

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. This Series will be affected primarily by declines in stock and bond prices, which can be caused by a drop in the stock or bond market, an adverse change in interest rates, or poor performance in specific industries or companies. The portfolio may have turnover in excess of 100%. High portfolio turnover can increase the Series’ transaction costs and lower returns. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for stocks and bonds combined in a single investment

•                  Investors seeking a measure of capital preservation

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Balanced Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Balanced Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 15.47% for the quarter ended December 31, 2001 and its lowest quarterly return was -16.97% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP Balanced Series Service Class	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 year	15.88%	15.79%	4.33%
5 years	4.71%	6.19%	5.06%
Lifetime	2.55%	11.86%*	7.59%*

The Series’ returns above are compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. The Lehman Brothers Aggregate Bond Index measures the performance of approximately 5,500 publicly traded bonds, including U.S. Government, mortgage-backed, corporate, and Yankee bonds. Neither Index is a perfect comparison to the Delaware VIP Balanced Series because the S&P 500 Index does not include fixed income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. You should remember that unlike the Series, the Indices are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*  Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Indices report returns on a monthly basis as of the last day of the month. As a result, the Indices returns reflect the returns from May 31, 2000 through December 31, 2006 for each Index.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.65%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.18%
Total annual fund operating expenses	1.13%
Fee waivers and payments	(0.05%)
Net expenses	1.08%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$110
3 years	$354
5 years	$617
10 years	$1,370

(1)  Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)  “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

We seek capital appreciation by investing at least 25% of the Series’ net assets in equity securities of primarily large-capitalization companies that we believe have long-term capital appreciation potential. We will typically follow a value-oriented investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

•        Security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company;

•        Favorable earnings growth prospects;

•        Expected above-average return on equity and dividend yield;

•        The financial condition of the issuer; and

•        Various qualitative factors.

While our investment philosophy will typically be value-oriented, we also may invest in issues with growth characteristics during market cycles when growth stocks appear attractive.

To seek current income and help preserve capital, we generally invest at least 25% of the Series’ net assets in various types of fixed income securities, including U.S. Government and government agency securities, corporate bonds, and high yield securities. Each bond in the portfolio will typically have a maturity between one and 30 years, and the average maturity of the portfolio will typically be between one and 10 years.

We conduct ongoing analysis of the different markets to determine the appropriate mix of stocks and bonds for the current economic and investment environment.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation and may pay dividends as well. Fixed income securities offer the potential for greater income payments than stocks and also may provide capital appreciation.

Securities	How we use them Delaware VIP Balanced Series

Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Under normal circumstances, we generally invest up to 75% of the Series’ net assets in common stocks.

Convertible securities: Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

We may invest in convertible securities; however, we will not invest more than 10% of the Series’ net assets in convertible securities that are rated below investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but deemed equivalent to non-investment grade.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Balanced Series

Mortgage-backed securities: Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. Government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

We may invest without limit in government-related mortgage-backed securities or privately issued mortgage-backed securities that are fully collateralized by government securities.

We may invest up to 20% of net assets in mortgage-backed securities issued by private companies if the securities are not collateralized by the U.S. government, or its agencies or instrumentalities. However, these securities must be rated at the time of purchase in one of the four highest categories by an NRSRO, such as Standard & Poor’s (S&P) or Moody’s Investors Service, Inc. (Moody’s). They must also represent interests in whole-loan mortgages, multi-family mortgages, and other mortgage collateral supported by a first mortgage lien on real estate. The privately issued securities we invest in are either CMOs or REMICs (see below).

Collateralized mortgage obligations (CMOs): Privately issued mortgage-backed bonds whose underlying value is the mortgages that are grouped into different pools according to their maturity. They are issued by U.S. Government agencies and private issuers.

See “mortgage-backed securities” above.

Real estate mortgage investment conduits (REMICs): Privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools.

See “mortgage-backed securities” above.

Asset-backed securities: Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	We invest only in asset-backed securities rated in one of the four highest categories by an NRSRO.

Corporate bonds: Debt obligations issued by a corporation.	We focus on bonds rated in one of the four highest categories by an NRSRO (or if unrated, deemed equivalent), with maturities typically between one and 30 years.

High yield corporate bonds: Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO, such as S&P or Moody’s. High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

We may invest in high yield corporate bonds. Emphasis is typically on those rated BB or Ba by an NRSRO.

We carefully evaluate an individual company’s financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Balanced Series

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

American Depositary Receipts (ADRs): Receipts issued by a U.S. depositary (usually a U.S. bank) that represent an ownership interest in an underlying security that is held by the depositary. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold the same as other U.S. securities.

We may invest without limitation in ADRs.

Interest rate swap, index swap, and credit default swap agreements: In an interest rate swap, a series receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a series receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a series receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, a series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.

We may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that we invest in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. We may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Balanced Series

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including real estate investment trusts, options, U.S. Treasury securities, and foreign securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. Because of the nature of the Series, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Balanced Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Balanced Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a series could experience a higher or lower return than anticipated.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

We diversify the Series’ assets among two major categories of investments—stocks and bonds—which tend to increase and decline in value in different economic or investment conditions.

In evaluating the use of an index swap, we carefully consider how market changes could affect the swap and how that compares to us investing directly in the market the swap is intended to represent.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a series could experience a higher or lower return than anticipated.

We do not try to increase return by predicting and aggressively capitalizing on interest rate moves. Instead, we aim to keep the interest rate risk similar to the Lehman Brothers Aggregate Bond Index.

We will not invest in swaps with maturities of more than two years. Each business day (as defined below), we will calculate the amount the Series must pay for swaps it holds and will segregate cash or other liquid securities to cover that amount.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Balanced Series

Credit risk is the risk that there is a possibility that a bond’s issuer will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk. We will limit the Series’ investments in high yield bonds to 20% of the Series’ net assets allocated to fixed income securities (typically no more than 8% of the Series’ total net assets).

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or the nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We typically invest only a small portion of the Series’ portfolio in foreign securities. When we do purchase foreign securities, they are often denominated in U.S. dollars. We also tend to avoid markets where we believe accounting principles or the regulatory structure are underdeveloped.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.

We limit exposure to illiquid securities to no more than 10% of the Series’ net assets. Swap agreements will be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps.

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps, such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objective.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.62% of the Series’ average daily net assets during the last fiscal year.

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A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

The portfolio of the Balanced Series is divided into approximately a 60% equity and 40% fixed income component. The portfolio managers of both the equity and fixed income components of the portfolio management team are responsible for determining the asset allocation of each component of the portfolio.

D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn comprise the portfolio management team that is responsible for making the day-to-day investment decisions for the equity portion of the Series. Each portfolio manager has an equal role in making investment recommendations for the equity portion of the Series. Messrs. Nutt, Irving, Lombardi, and Vogel have been members of the Series’ portfolio management team since February 21, 2005. Mr. Lalvani and Ms. Wynn have been members of the Series’ portfolio management team since October 2, 2006.

Paul Grillo, Stephen R. Cianci, and Timothy L. Rabe comprise the portfolio management team that is responsible for making the day-to-day investment decisions for the fixed income portion of the Series. Each portfolio manager has an equal role in making investment recommendations for the fixed income portion of the Series. Messrs. Grillo and Cianci have been co-managing the fixed income portion of the Series since April 25, 2000. Mr. Rabe assumed responsibility for the Series on February 21, 2005.

D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager

Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within MLIM for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor’s degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager

Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at MLIM from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager

Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at MLIM for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and The CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager

Mr. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of The CFA Society of Philadelphia.

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Nashira S. Wynn, Vice President, Portfolio Manager

Ms. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for MLIM. Ms. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager

Mr. Grillo joined Delaware Investments in 1992 and is a senior member of the firm’s Core and Core Plus fixed income investment teams. He also serves as a mortgage-backed and asset-backed securities analyst and is an integral team member of the intermediate and limited-term mandates. Prior to joining Delaware Investments, Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Stephen R. Cianci, CFA, Senior Vice President, Senior Portfolio Manager

Mr. Cianci began his career at Delaware Investments in 1992 as an investment grade research analyst. Today, he is a senior member of the firm’s Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm’s Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor’s and MBA degrees.

Timothy L. Rabe, CFA, Senior Vice President, Head of High Yield Investments, Senior Portfolio Manager

Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield fixed income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor’s degree in finance from the University of Illinois.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a

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fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*  Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

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The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures

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markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”–that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

15

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

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Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the Series’ fiscal year. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Balanced Series

	Year ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$13.520	$13.340	$12.880	$11.170	$13.720
Income (loss) from investment operations:
Net investment income(1)	0.371	0.310	0.214	0.186	0.238
Net realized and unrealized gain (loss) on investments and foreign currencies	1.732	0.145	0.488	1.867	(2.421)
Total from investment operations	2.103	0.455	0.702	2.053	(2.183)
Less dividends and distributions from:
Net investment income	(0.383)	(0.275)	(0.242)	(0.343)	(0.367)
Total dividends and distributions	(0.383)	(0.275)	(0.242)	(0.343)	(0.367)
Net asset value, end of period	$15.240	$13.520	$13.340	$12.880	$11.170
Total return(2)	15.88%	3.51%	5.55%	18.90%	(16.40%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$5	$5	$5	$4
Ratio of expenses to average net assets	1.06%	1.05%	1.02%	0.99%	0.90%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.14%	1.15%	1.07%	1.02%	0.91%
Ratio of net investment income to average net assets	2.63%	2.32%	1.66%	1.58%	1.95%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.55%	2.22%	1.61%	1.55%	1.94%
Portfolio turnover	131%	200%	247%	231%	303%

(1)  The average shares outstanding method has been applied for per share information.

(2)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP BALANCED SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Balanced Series (Service Class)	246493100

DELAWARE VIP TRUST

Delaware VIP Capital Reserves Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Capital Reserves Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Capital Reserves Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	9
Portfolio manager	9
Manager of managers structure	9
Who’s who?	10

Important information about the Series	page 11
Share classes	11
Salesperson and life company compensation	11
Purchase and redemption of shares	11
Payments to intermediaries	11
Valuation of shares	12
Fair valuation	12
Document delivery	12
Frequent trading of Series shares	12
Dividends, distributions, and taxes	14
Certain management considerations	14

Financial highlights	page 15

Additional information	Back cover

OVERVIEW: DELAWARE VIP CAPITAL RESERVES SERIES

What is the Series’ investment objective? Delaware VIP Capital Reserves Series seeks a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in short-term securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; instruments secured by U.S. Government securities; and debt securities issued by U.S. corporations.

Delaware VIP Capital Reserves Series is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. The Series is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time. The Series will attempt to provide investors with yields higher than those available in money market vehicles by extending the average maturity of the bonds in its portfolio beyond what is typically associated with money market funds. The portfolio may have portfolio turnover in excess of 100%.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. This Series will be affected primarily by adverse changes in interest rates or, in the case of corporate bonds, by poor performance in specific industries or companies. High portfolio turnover can increase a Series’ transaction costs and lower returns. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for relatively stable and high income flow

•                  Investors looking for the security associated with a portfolio of high-quality fixed income securities

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Capital Reserves Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one-, five-, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Capital Reserves Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 4.16% for the quarter ended September 30, 2001 and its lowest quarterly return was -2.32% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/06

	Delaware VIP Capital Reserves Series Standard Class	Merrill Lynch 1- to 3-Year Treasury Index (reflects no deduction for fees, expenses, or taxes)
1 year	4.57%	3.96%
5 years	4.34%	2.82%
10 years	5.28%	4.69%

The Series’ returns above are compared to the performance of the Merrill Lynch 1- to 3-Year Treasury Index. The Index is an unmanaged index of short-term U.S. Treasury obligations having maturities from 1 to 2.99 years. You should remember that, unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.20%
Total annual fund operating expenses	0.70%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$72
3 years	$224
5 years	$390
10 years	$871

(1)  “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Capital Reserves Series is a type of current income fund that invests primarily in a variety of high-quality debt instruments (i.e., fixed income securities), which provide high income potential.

We will strive to reduce the effects of interest rate volatility on principal by maintaining a short effective duration for the Series similar to that of the Merrill Lynch 1- to 3-Year Treasury Index, an effective duration normally ranging from one to three years. We will decide where to position the portfolio within this permissible duration range based on our perception of the direction of interest rates and the risks in the fixed income markets. If, in our judgment, interest rates are relatively high and borrowing requirements in the economy are weakening, we will generally extend the duration of the Series. Conversely, if we believe interest rates are relatively low and borrowing requirements appear to be strengthening, we may shorten the duration.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities	How we use them Delaware VIP Capital Reserves Series
Direct U.S. Treasury obligations: Treasury bills, notes, and bonds of varying maturities. U.S. Treasury securities are backed by the “full faith and credit” of the United States.

We may invest without limit in U.S. Treasury securities, though they are typically not our largest holding because they generally do not offer as high a level of current income as other fixed income securities.

Mortgage-backed securities: Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. Government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

We may invest without limit in government-related mortgage-backed securities or privately issued mortgage-backed securities that are fully collateralized by government securities.

Mortgage-backed securities issued by private companies, if the securities are not collateralized by securities issued by the U.S. Government, its agencies or instrumentalities, must be rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s (S&P) or Moody’s Investors Service, Inc. (Moody’s). They must also represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages, and other mortgage collateral supported by a first mortgage lien on real estate. The privately issued securities we invest in are either CMOs or REMICs (see below).

5

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Capital Reserves Series

Collateralized mortgage obligations (CMOs): Privately issued mortgage-backed bonds whose underlying value is the mortgages that are grouped into different pools according to their maturity. They are issued by U.S. Government agencies and private issuers.

See “mortgage-backed securities” above.

Real estate mortgage investment conduits (REMICs): Privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools.

See “mortgage-backed securities” above.

Asset-backed securities: Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	We invest only in asset-backed securities rated in one of the four highest categories by an NRSRO.

Corporate debt: Debt obligations issued by a corporation, including corporate notes, bonds, and other debt securities.

We focus on corporate debt with investment-grade ratings, that is, bonds rated BBB or better by S&P or Baa or better by Moody’s. We may invest in debt that is unrated, if we believe the quality of the securities is comparable to the ratings above.

Certificates of deposit and obligations of both U.S. and foreign banks: Debt instruments issued by a bank that pay interest.	We may invest in certificates of deposit from banks that have assets of at least one billion dollars.

Corporate commercial paper: Short-term debt obligations with maturities ranging from two to 270 days, issued by companies.	We may invest in commercial paper that is rated P-1 or P-2 by Moody’s and/or A-1 or A-2 by S&P.

Repurchase agreements: An agreement between a buyer, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

6

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Capital Reserves Series

Interest rate swap and index swap agreements: In an interest rate swap, a series receives payments from another party based on a variable or floating interest rate in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse, with a series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a series receives gains or incurs losses based on the total return of a specified index, in exchange for making fixed or floating interest rate payments to another party. An index swap can also work in reverse with a series receiving interest payments from another party in exchange for movements in the total return of a specified index. Interest rate swaps and index swaps may be considered to be illiquid.

We may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates.

We may use index swaps to gain exposure to markets that we invest in or as a substitute for futures options or forward contracts if such contracts are not directly available to the Series on favorable terms.

Interest rate swaps and index swaps will be considered illiquid securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also enter into options and purchase depositary receipts. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in security transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

7

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The following are the principal risks you assume when investing in the Delaware VIP Capital Reserves Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Capital Reserves Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on fixed income securities that we believe can continue to make interest and principal payments over an extended time frame regardless of interim market fluctuations. We do not try to predict overall bond market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a series could experience a higher or lower return than anticipated.

We do not try to increase return by predicting and aggressively capitalizing on interest rate moves.

We will not invest in swaps with maturities of more than two years. Each business day (as defined below), we calculate the amount the Series must pay for swaps it holds and will segregate cash or other liquid securities to cover that amount.

Credit risk is the risk that there is a possibility that a bond’s issuer will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield debt is sometimes issued by companies, the earnings of which at the time the debt is issued are less than the projected payments on the debt.

Debt securities rated in investment-grade category single-B or higher by NRSROs may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to affect an issuer’s ability to make principal and interest payments.

We may hold securities rated in investment-grade category single-B or higher by NRSROs. These securities, however, are carefully evaluated for creditworthiness before purchase.

If the rating of a debt security held by the Series falls below investment-grade category single-B, we will dispose of the security as soon as practicable, unless to do so would be detrimental in light of market conditions.

8

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Capital Reserves Series

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing investors to reinvest their money at interest rates that might be lower than those on the prepaid mortgage.

We take into consideration the likelihood of prepayment when we select mortgages. We may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balance or below-market interest rates.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities. Swap agreements will be treated as illiquid securities, but most swap dealers will be willing to repurchase interest rate swaps.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.50% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio manager

Stephen R. Cianci has primary responsibility for making day-to-day investment decisions for the Delaware VIP Capital Reserves Series. He became manager of the Series in April 2000.

Stephen R. Cianci, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Cianci began his career at Delaware Investments in 1992 as an investment-grade research analyst. Today, he is a senior member of the firm’s Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm’s Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor’s and MBA degrees.

The SAI for the Series provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

9

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio manager” for information about the portfolio manager of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

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Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*  Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor, and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

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Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. The Series expects to declare dividends daily and distribute net realized capital gains, if any, annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware Vip Capital Reserves Series

	Year Ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.710	$9.940	$10.020	$9.970	$9.750
Income (loss) from investment operations:
Net investment income(1)	0.396	0.355	0.356	0.329	0.419
Net realized and unrealized gain (loss) on investments and foreign currencies	0.038	(0.180)	0.004	0.125	0.253
Total from investment operations	0.434	0.175	0.360	0.454	0.672
Less dividends and distributions from:
Net investment income	(0.434)	(0.405)	(0.440)	(0.404)	(0.452)
Total dividends and distributions	(0.434)	(0.405)	(0.440)	(0.404)	(0.452)
Net asset value, end of period	$9.710	$9.710	$9.940	$10.020	$9.970
Total return(2)	4.57%	1.79%	3.66%	4.63%	7.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,626	$23,895	$25,955	$34,077	$42,698
Ratio of expenses to average net assets	0.71%	0.71%	0.62%	0.63%	0.62%
Ratio of net investment income to average net assets	4.10%	3.61%	3.57%	3.36%	4.21%
Portfolio turnover	318%	259%	252%	438%	427%

(1)  The average shares outstanding method has been applied for per share information.

(2)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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ADDITIONAL INFORMATION

DELAWARE VIP CAPITAL RESERVES SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Capital Reserves Series
(Standard Class)	246493563

DELAWARE VIP TRUST

Delaware VIP Capital Reserves Series

Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Capital Reserves Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Capital Reserves Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	9
Portfolio manager	9
Manager of managers structure	10
Who's who?	10

Important information about the Series	page 11
Share classes	11
Salesperson and life company compensation	11
Purchase and redemption of shares	11
Payments to intermediaries	11
Valuation of shares	12
Fair valuation	12
Document delivery	12
Frequent trading of Series shares	12
Dividends, distributions, and taxes	14
Certain management considerations	14

Financial highlights	page 15

Additional information	Back cover

OVERVIEW: DELAWARE VIP CAPITAL RESERVES SERIES

What is the Series’ investment objective? Delaware VIP Capital Reserves Series seeks a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in short-term securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; instruments secured by U.S. Government securities; and debt securities issued by U.S. corporations.

Delaware VIP Capital Reserves Series is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. The Series is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time. The Series will attempt to provide investors with yields higher than those available in money market vehicles by extending the average maturity of the bonds in its portfolio beyond what is typically associated with money market funds. The portfolio may have portfolio turnover in excess of 100%.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. This Series will be affected primarily by adverse changes in interest rates or, in the case of corporate bonds, by poor performance in specific industries or companies. High portfolio turnover can increase a Series' transaction costs and lower returns.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•   Investors with long-term financial goals

•   Investors looking for relatively stable and high income flow

•   Investors looking for the security associated with a portfolio of high-quality fixed income securities

Who should not invest in the Series

•   Investors with short-term financial goals

•   Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Capital Reserves Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The Series’ past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Capital Reserves Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 4.12% for the quarter ended September 30, 2001 and its lowest quarterly return was -2.48% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/06

		Merrill Lynch
		1- to 3-Year
	Delaware VIP	Treasury Index
	Capital Reserves Series	(reflects no deduction for fees,
	Service Class	expenses, or taxes)
1 year	4.34%	3.96%
5 years	3.98%	2.82%
Lifetime	5.38%	5.93%*

The Series’ returns above are compared to the performance of the Merrill Lynch 1- to 3-Year Treasury Index. The Index is an unmanaged index of short-term U.S. Treasury obligations having maturities from 1 to 2.99 years. You should remember that, unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*  Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.50%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.20%
Total annual fund operating expenses	1.00%
Fee waivers and payments	(0.05%)
Net expenses	0.95%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$97
3 years	$313
5 years	$548
10 years	$1,220

(1)    Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)    “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Capital Reserves Series is a type of current income fund that invests primarily in a variety of high-quality debt instruments (i.e., fixed income securities), which provide high income potential.

We will strive to reduce the effects of interest rate volatility on principal by maintaining a short effective duration for the Series similar to that of the Merrill Lynch 1- to 3-Year Treasury Index, an effective duration normally ranging from one to three years. We will decide where to position the portfolio within this permissible duration range based on our perception of the direction of interest rates and the risks in the fixed income markets. If, in our judgment, interest rates are relatively high and borrowing requirements in the economy are weakening, we will generally extend the duration of the Series. Conversely, if we believe interest rates are relatively low and borrowing requirements appear to be strengthening, we may shorten the duration.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

How we use them
Securities	Delaware VIP Capital Reserves Series

Direct U.S. Treasury obligations: Treasury bills, notes, and bonds of varying maturities. U.S. Treasury securities are backed by the “full faith and credit” of the United States.

We may invest without limit in U.S. Treasury securities, though they are typically not our largest holding because they generally do not offer as high a level of current income as other fixed income securities.

Mortgage-backed securities: Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. Government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

We may invest without limit in government-related mortgage-backed securities or privately issued mortgage-backed securities that are fully collateralized by government securities.

Mortgage-backed securities issued by private companies, if the securities are not collateralized by securities issued by the U.S. Government, its agencies or instrumentalities, must be rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s (S&P) or Moody’s Investors Service, Inc. (Moody’s). They must also represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages, and other mortgage collateral supported by a first mortgage lien on real estate. The privately issued securities we invest in are either CMOs or REMICs (see below).

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The securities we typically invest in (continued)

How we use them
Securities	Delaware VIP Capital Reserves Series

Collateralized mortgage obligations (CMOs): Privately issued mortgage-backed bonds whose underlying value is the mortgages that are grouped into different pools according to their maturity. They are issued by U.S. Government agencies and private issuers.

See “mortgage-backed securities” above.

Real estate mortgage investment conduits (REMICs): Privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools.

See “mortgage-backed securities” above.

Asset-backed securities: Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	We invest only in asset-backed securities rated in one of the four highest categories by an NRSRO.

Corporate debt: Debt obligations issued by a corporation, including corporate notes, bonds, and other debt securities.

We focus on corporate debt with investment-grade ratings, that is, bonds rated BBB or better by S&P or Baa or better by Moody’s. We may invest in debt that is unrated, if we believe the quality of the securities is comparable to the ratings above.

Certificates of deposit and obligations of both U.S. and foreign banks: Debt instruments issued by a bank that pay interest.	We may invest in certificates of deposit from banks that have assets of at least one billion dollars.

Corporate commercial paper: Short-term debt obligations with maturities ranging from two to 270 days, issued by companies.	We may invest in commercial paper that is rated P-1 or P-2 by Moody’s and/or A-1 or A-2 by S&P.

Repurchase agreements: An agreement between a buyer, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

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The securities we typically invest in (continued)

How we use them
Securities	Delaware VIP Capital Reserves Series

Interest rate swap and index swap agreements: In an interest rate swap, a series receives payments from another party based on a variable or floating interest rate in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse, with a series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a series receives gains or incurs losses based on the total return of a specified index, in exchange for making fixed or floating interest rate payments to another party. An index swap can also work in reverse with a series receiving interest payments from another party in exchange for movements in the total return of a specified index. Interest rate swaps and index swaps may be considered to be illiquid.

We may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates.

We may use index swaps to gain exposure to markets that we invest in or as a substitute for futures options or forward contracts if such contracts are not directly available to the Series on favorable terms.

Interest rate swaps and index swaps will be considered illiquid securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also enter into options and purchase depositary receipts. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in security transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The following are the principal risks you assume when investing in the Delaware VIP Capital Reserves Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

How we strive to manage them
Risks	Delaware VIP Capital Reserves Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on fixed income securities that we believe can continue to make interest and principal payments over an extended time frame regardless of interim market fluctuations. We do not try to predict overall bond market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a series could experience a higher or lower return than anticipated.

We do not try to increase return by predicting and aggressively capitalizing on interest rate moves.

We will not invest in swaps with maturities of more than two years. Each business day (as defined below), we calculate the amount the Series must pay for swaps it holds and will segregate cash or other liquid securities to cover that amount.

Credit risk is the risk that there is a possibility that a bond’s issuer will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield debt is sometimes issued by companies, the earnings of which at the time the debt is issued are less than the projected payments on the debt.

Debt securities rated in investment-grade category single-B or higher by NRSROs may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to affect an issuer’s ability to make principal and interest payments.

We may hold securities rated in investment-grade category single-B or higher by NRSROs. These securities, however, are carefully evaluated for creditworthiness before purchase.

If the rating of a debt security held by the Series falls below investment-grade category single-B, we will dispose of the security as soon as practicable, unless to do so would be detrimental in light of market conditions.

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The risks of investing in the Series (Continued)

How we strive to manage them
Risks	Delaware VIP Capital Reserves Series

The risks of investing in the Series (continued)
Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing investors to reinvest their money at interest rates that might be lower than those on the prepaid mortgage.

We take into consideration the likelihood of prepayment when we select mortgages. We may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balance or below-market interest rates.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities. Swap agreements will be treated as illiquid securities, but most swap dealers will be willing to repurchase interest rate swaps.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.50% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio manager

Stephen R. Cianci has primary responsibility for making day-to-day investment decisions for the Delaware VIP Capital Reserves Series. He became manager of the Series in April 2000.

Stephen R. Cianci, CFA, Senior Vice President, Senior Portfolio Manager

Mr. Cianci began his career at Delaware Investments in 1992 as an investment-grade research analyst. Today, he is a senior member of the firm’s Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm’s Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor’s and MBA degrees.

The SAI for the Series provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Series securities.

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Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio manager” for information about the portfolio manager of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

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IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*      Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

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Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. The Series expects to declare dividends daily and distribute net realized capital gains, if any, annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Capital Reserves Series

	Year Ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.650	$9.900	$10.000	$9.970	$9.760
Income (loss) from investment operations:
Net investment income(1)	0.372	0.331	0.333	0.308	0.406
Net realized and unrealized gain (loss) on investments and foreign currencies	0.037	(0.200)	(0.017)	0.105	0.243
Total from investment operations	0.409	0.131	0.316	0.413	0.649
Less dividends and distributions from:
Net investment income	(0.409)	(0.381)	(0.416)	(0.383)	(0.439)
Total dividends and distributions	(0.409)	(0.381)	(0.416)	(0.383)	(0.439)
Net asset value, end of period	$9.650	$9.650	$9.900	$10.000	$9.970
Total return(2)	4.34%	1.35%	3.23%	4.21%	6.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,706	$4,493	$7	$6	$6
Ratio of expenses to average net assets	0.96%	0.96%	0.87%	0.85%	0.77%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.01%	1.01%	0.92%	0.88%	0.77%
Ratio of net investment income to average net assets	3.85%	3.36%	3.32%	3.14%	4.06%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	3.78%	3.31%	3.27%	3.11%	4.06%
Portfolio turnover	318%	259%	252%	438%	427%

(1)          The average shares outstanding method has been applied for per share information.

(2)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

15

ADDITIONAL INFORMATION

DELAWARE VIP CAPITAL RESERVES SERVICES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Capital Reserves Series
(Service Class)	246493571

DELAWARE VIP TRUST

Delaware VIP Cash Reserve Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Cash Reserve Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a fund involves investment risks, including possible loss of principal.

Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

Overview	page 2
Delaware VIP Cash Reserve Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	6
Disclosure of portfolio holdings information	7
Investment manager	7
Manager of managers structure	7
Who’s who?	8

Important information about the Series	page 8
Share classes	8
Salesperson and life company compensation	8
Purchase and redemption of shares	9
Payments to intermediaries	9
Valuation of shares	9
Document delivery	10
Frequent trading of Series shares	10
Dividends, distributions, and taxes	10
Certain management considerations	10

Financial highlights	page 11

Additional information	Back cover

OVERVIEW: DELAWARE VIP CASH RESERVE SERIES

What are the Series’ investment objectives? Delaware VIP Cash Reserve Series seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value (NAV) of $1 per share. Although the Series will strive to achieve its investment objectives, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and short-term debt instruments of banks and corporations.

Delaware VIP Cash Reserve Series is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

What are the main risks of investing in the Series? Delaware VIP Cash Reserve Series will be affected primarily by declines in interest rates that would reduce the income provided by the Series. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•        Investors with short-term financial goals

•        Investors who do not want an investment whose value may fluctuate over the short term

•        Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio

Who should not invest in the Series

•        Investors with long-term financial goals

•        Investors looking for relatively high income flow

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

2

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Cash Reserve Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one-, five-, and 10-year periods. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. The Series’ past performance is not necessarily an indication of how it will perform in the future. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Cash Reserve Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 1.55% for the quarter ended December 31, 2000 and its lowest quarterly return was 0.11% for the quarter ended December 31, 2003.

Average annual returns for periods ending 12/31/06

Delaware VIP Cash Reserve Series Standard Class
1 year	4.49%
5 years	1.97%
10 years	3.47%

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.21%
Total annual fund operating expenses	0.66%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$67
3 years	$211
5 years	$368
10 years	$822

(1)  “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Series’ average maturity up to an average maturity of 90 days based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the securities in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

Delaware VIP Cash Reserve Series uses the same investment strategy as Delaware Cash Reserve Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Securities	How we use them Delaware VIP Cash Reserve Series

Direct U.S. Treasury obligations include Treasury bills, notes, and bonds of varying maturities. U.S. Treasury securities are backed by the “full faith and credit” of the United States.	We may invest without limit in U.S. Treasury securities. We would typically invest in Treasury bills or longer term Treasury securities whose remaining effective maturity is less than 13 months.

Certificates of deposit and obligations of both U.S. and foreign banks: Debt instruments issued by banks that pay interest.

Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

We may invest in certificates of deposit and obligations from banks that have assets of at least one billion dollars.

Corporate commercial paper and other corporate obligations: Short-term debt obligations with maturities ranging from two to 270 days, issued by companies.

We may invest in commercial paper and other corporate obligations rated in one of the two highest ratings categories by at least two nationally recognized statistical rating organizations (NRSROs). The purchase of a security that does not possess those ratings must be approved or ratified by the Board in accordance with the maturity, quality, and diversification conditions with which taxable money markets must comply.

5

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Cash Reserve Series

Repurchase agreements: An agreement between a buyer, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

The Series may also invest in asset-backed securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. The table below describes the principal risks you assume when investing in the Delaware VIP Cash Reserve Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Cash Reserve Series

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than those with shorter maturities.

Because we invest exclusively in short-term securities, interest rate changes are not a major risk to the value of the Series’ portfolio. However, a decline in interest rates would reduce the level of income provided by the Series.

6

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Cash Reserve Series

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

We hold only high-quality, short-term securities. Therefore, it is generally not subject to significant credit risk.

We limit our investments to those that the Board considers to be of high quality with minimal credit risks. All investments must also meet the maturity, quality, and diversification standards that apply to taxable money market funds.

Inflation risk is the risk that the return from your investments will be less than the increase in the cost of living due to inflation.

The Series is designed for short-term investment goals and therefore may not outpace inflation over longer time periods. For this reason, the Series is not recommended as a primary investment for people with long-term goals.

Counterparty risk is the risk that a series may lose money because a party that we contract with to buy or sell securities fails to fulfill its side of the agreement.

We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them.

Where appropriate, we will also hold collateral from the counterparties consistent with applicable regulations.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.45% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

7

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*  Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

8

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. The Series is managed to maintain a constant $1 per share NAV although there is no assurance that this objective can be achieved. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. We value the Series’ portfolio securities at amortized cost, which approximates market value. We strive to manage the value of the Series’ securities to stabilize the Series’ NAV at $1.00 per share. Although we make every effort to maintain a stable NAV, there is no assurance that we will always be able to do so.

9

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Board has not adopted on behalf of the Series policies and procedures regarding frequent trading of Series shares in light of the short-term nature and high liquidity of the securities in the Series’ portfolio. The Series reserves the right to refuse a purchase order if management of the Series determines that the purchase may not be in the best interests of the Series.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. The Series expects to declare dividends daily and distribute net realized capital gains, if any, annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

10

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Cash Reserve Series

	Year ended 12/31
Standard Class	2006	2005	2004(1)	2003	2002(2)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	0.044	0.027	0.009	0.006	0.013
Total from investment operations	0.044	0.027	0.009	0.006	0.013
Less dividends and distributions from:
Net investment income	(0.044)	(0.027)	(0.009)	(0.006)	(0.013)
Total dividends and distributions	(0.044)	(0.027)	(0.009)	(0.006)	(0.013)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total return(3)	4.49%	2.69%	0.87%	0.61%	1.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,971	$23,430	$29,831	$42,748	$49,809
Ratio of expenses to average net assets	0.67%	0.61%	0.55%	0.58%	0.59%
Ratio of net investment income to average net assets	4.39%	2.62%	0.82%	0.60%	1.26%

(1)       On June 10, 2004, the manager voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series’ net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series’ total return.

(2)       Effective December 20, 2002, the Series declared a 10 for 1 share split.

(3)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

11

ADDITIONAL INFORMATION

DELAWARE VIP CASH RESERVE SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e - mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Cash Reserve Series (Standard Class)	246493407

DELAWARE VIP TRUST

Delaware VIP Cash Reserve Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Cash Reserve Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a fund involves investment risks, including possible loss of principal.

Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

Overview	page 2
Delaware VIP Cash Reserve Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	6
Disclosure of portfolio holdings information	7
Investment manager	7
Manager of managers structure	7
Who’s who?	8

Important information about the Series	page 9
Share classes	9
Salesperson and life company compensation	9
Purchase and redemption of shares	9
Payments to intermediaries	9
Valuation of shares	10
Document delivery	10
Frequent trading of Series shares	10
Dividends, distributions, and taxes	10
Certain management considerations	10

Financial highlights	page 11

Additional information	Back cover

OVERVIEW: DELAWARE VIP CASH RESERVE SERIES

What are the Series' investment objectives? Delaware VIP Cash Reserve Series seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value (NAV) of $1 per share. Although the Series will strive to achieve its investment objectives, there is no assurance that it will.

What are the Series' main investment strategies? We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and short-term debt instruments of banks and corporations.

Delaware VIP Cash Reserve Series is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

What are the main risks of investing in the Series? Delaware VIP Cash Reserve Series will be affected primarily by declines in interest rates that would reduce the income provided by the Series. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with short-term financial goals

•                  Investors who do not want an investment whose value may fluctuate over the short term

•                  Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio

Who should not invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for relatively high income flow

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Cash Reserve Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-, five-, and lifetime periods. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. The Series' past performance is not necessarily an indication of how it will perform in the future. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Cash Reserve Series Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 1.34% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.04% for the quarter ended December 31, 2003.

Average annual returns for periods ending 12/31/06

Delaware VIP Cash Reserve Series Service Class
1 year	4.23%
5 years	1.74%
Lifetime	2.47%*

*  Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000.

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What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.45%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.21%
Total annual fund operating expenses	0.96%
Fee waivers and payments	(0.05%)
Net expenses	0.91%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series' actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$93
3 years	$301
5 years	$526
10 years	$1,173

(1)       Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)       “Other expenses" have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months). We may shorten or lengthen the Series' average maturity up to an average maturity of 90 days based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the securities in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value.

Delaware VIP Cash Reserve Series uses the same investment strategy as Delaware Cash Reserve Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series' objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Securities	How we use them Delaware VIP Cash Reserve Series
Direct U.S. Treasury obligations include Treasury bills, notes, and bonds of varying maturities. U.S. Treasury securities are backed by the "full faith and credit" of the United States.	We may invest without limit in U.S. Treasury securities. We would typically invest in Treasury bills or longer term Treasury securities whose remaining effective maturity is less than 13 months.

Certificates of deposit and obligations of both U.S. and foreign banks: Debt instruments issued by banks that pay interest.

Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

We may invest in certificates of deposit and obligations from banks that have assets of at least one billion dollars.

Corporate commercial paper and other corporate obligations: Short-term debt obligations with maturities ranging from two to 270 days, issued by companies.

We may invest in commercial paper and other corporate obligations rated in one of the two highest ratings categories by at least two nationally recognized statistical rating organizations (NRSROs). The purchase of a security that does not possess those ratings must be approved or ratified by the Board in accordance with the maturity, quality, and diversification conditions with which taxable money markets must comply.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Cash Reserve Series

Repurchase agreements: An agreement between a buyer, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series' cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed the Series' 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series' net assets in illiquid securities.

The Series may also invest in asset-backed securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series' obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. The table below describes the principal risks you assume when investing in the Delaware VIP Cash Reserve Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Cash Reserve Series
Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than those with shorter maturities.

Because we invest exclusively in short-term securities, interest rate changes are not a major risk to the value of the Series’ portfolio. However, a decline in interest rates would reduce the level of income provided by the Series.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Cash Reserve Series
Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

We hold only high-quality, short-term securities. Therefore, it is generally not subject to significant credit risk.

We limit our investments to those that the Board considers to be of high quality with minimal credit risks. All investments must also meet the maturity, quality, and diversification standards that apply to taxable money market funds.

Inflation risk is the risk that the return from your investments will be less than the increase in the cost of living due to inflation.

The Series is designed for short-term investment goals and therefore may not outpace inflation over longer time periods. For this reason, the Series is not recommended as a primary investment for people with long-term goals.

Counterparty risk is the risk that a series may lose money because a party that we contract with to buy or sell securities fails to fulfill its side of the agreement.

We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them.

Where appropriate, we will also hold collateral from the counterparties consistent with applicable regulations.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.45% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

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The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

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IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*                 Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. The Series is managed to maintain a constant $1 per share NAV although there is no assurance that this objective can be achieved. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. We value the Series’ portfolio securities at amortized cost, which approximates market value. We strive to manage the value of the Series’ securities to stabilize the Series’ NAV at $1.00 per share. Although we make every effort to maintain a stable NAV, there is no assurance that we will always be able to do so.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Board has not adopted on behalf of the Series policies and procedures regarding frequent trading of Series shares in light of the short-term nature and high liquidity of the securities in the Series’ portfolio. The Series reserves the right to refuse a purchase order if management of the Series determines that the purchase may not be in the best interests of the Series.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. The Series expects to declare dividends daily and distribute net realized capital gains, if any, annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Cash Reserve Series

	Year Ended 12/31
Service Class	2006	2005	2004(1)	2003	2002(2)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	0.041	0.024	0.006	0.004	0.011
Total from investment operations	0.041	0.024	0.006	0.004	0.011
Less dividends and distributions from:
Net investment income	(0.041)	(0.024)	(0.006)	(0.004)	(0.011)
Total dividends and distributions	(0.041)	(0.024)	(0.006)	(0.004)	(0.011)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total return(3)	4.23%	2.43%	0.60%	0.40%	1.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$6	$5	$5	$5
Ratio of expenses to average net assets	0.92%	0.86%	0.80%	0.80%	0.74%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.97%	0.91%	0.85%	0.83%	0.74%
Ratio of net investment income to average net assets	4.14%	2.37%	0.57%	0.38%	1.11%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	4.09%	2.32%	0.52%	0.35%	1.11%

(1)       On June 10, 2004, the manager voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series’ net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series’ total return.

(2)       Effective December 20, 2002, the Series declared a 10 for 1 share split.

(3)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP CASH RESERVE SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Cash Reserve Series
(Service Class)	246493308

DELAWARE VIP TRUST

Delaware VIP Diversified Income Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Diversified Income Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Diversified Income Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	11
Disclosure of portfolio holdings information	14
Investment manager	14
Portfolio managers	14
Manager of managers structure	15
Who’s who?	16

Important information about the Series	page 16
Share classes	16
Salesperson and life company compensation	17
Purchase and redemption of shares	17
Payments to intermediaries	17
Valuation of shares	18
Fair valuation	18
Document delivery	18
Frequent trading of Series shares	19
Dividends, distributions, and taxes	20
Certain management considerations	21

Financial highlights	page 22

Additional information	Back cover

OVERVIEW: DELAWARE VIP DIVERSIFIED INCOME SERIES

What is the Series’ investment objective? Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in bonds allocated among four sectors of the fixed income market. These sectors include:

•        the High Yield Sector, consisting of high yielding, higher risk, lower-rated, or unrated fixed income securities that we believe to be similarly rated, issued by U.S. companies. (These involve higher risks and are commonly known as “junk bonds.”)

•        the Investment Grade Sector, consisting of investment-grade debt obligations of U.S. companies and those issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies.

•        the International Developed Markets Sector, consisting of obligations of developed foreign governments, their agencies and instrumentalities, and other fixed income securities of issuers in developed foreign countries and denominated in foreign currencies in developed markets. (An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.)

•        the Emerging Markets Sector, consisting of obligations of governments in emerging markets, their agencies and instrumentalities, and other fixed income securities of issuers in emerging markets countries and denominated in foreign currencies in emerging markets. (An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.)

We determine the amount of the Series’ assets that will be allocated to each of the four sectors based on our analysis of economic and market conditions, and our assessment of the returns and potential for appreciation from each sector. We will periodically reallocate the Series’ assets. The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets. The investment manager will limit non-U.S. dollar denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 25% of net assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. This Series will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions, or poor performance from specific industries or bond issuers. The Series is also subject to the special risks associated with high yield bond investing and foreign investing. In particular, high yield bonds are rated below investment grade and are subject to a higher risk that issuers will be unable to make interest or principal payments, particularly under adverse economic conditions. Foreign investing involves risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. These risks are greater for investments in emerging markets. The Series may have a portfolio turnover rate in excess of 100%, which can result in increased transaction costs for investors and may affect the Series’ performance.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•        Investors with long-term financial goals

•        Investors looking for an investment that offers professional allocation among key types of fixed income securities

•        Investors looking for a fixed income investment that offers potential for high current income and total return

Who should not invest in the Series

•        Investors with short-term financial goals

•        Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short-term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Diversified Income Series Standard Class. We show how the annual returns for the Series have varied over the past three calendar years, as well as the average annual returns for the one-year and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Diversified Income Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 4.53% for the quarter ended December 31, 2004 and its lowest quarterly return was -2.36% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/06

	Delaware VIP Diversified Income Series Standard Class	Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 year	7.92%	4.33%
Lifetime	5.77%	3.08	%*

The Series’ returns above are compared to the performance of the Lehman Brothers Aggregate Bond Index. The Index measures the performance of about 6,500 U.S. corporate and government bonds. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*  Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 16, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2003 through December 31, 2006.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.13%
Total annual fund operating expenses	0.78%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$80
3 years	$249
5 years	$433
10 years	$966

(1)  ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Diversified Income Series is a type of fixed income fund that invests in four distinct sectors of the fixed income market as it pursues its investment objective of seeking maximum long-term total return consistent with reasonable risk. Certain economic and market events generally may have a greater impact on certain types of bonds. By spreading the portfolio assets among four key types of bonds, we strive to reduce the affect that such events might have on the portfolio. The foundation of our strategy is the belief that when one or more bond sectors are not performing well, the others may continue to provide high income and appreciation potential, helping to support the Series’ performance.

The following are the four key sectors we focus on, as well as our general investment approach in each sector:

•        In the Investment Grade Sector, we select U.S. Government and high-quality corporate bonds primarily on the basis of their income potential. In periods of slower U.S. economic growth, these bonds might also provide a stabilizing influence on the portfolio, which could enhance total return.

•        In the High Yield Sector, we purchase U.S. high yield corporate bonds to increase the portfolio’s income potential. These bonds are of lower quality and involve the risk that the issuing companies may not be able to pay interest or repay principal. However, we carefully select the high yield bonds for the portfolio after evaluating both the company’s fundamental strength and the bond’s liquidity.

•        In the International Developed Markets Sector, we select international developed market bonds to add diversification to the portfolio. Because international developed markets are often affected by different economic cycles than the U.S. markets, international developed market bonds may experience performance cycles that are different as well. In selecting international developed market bonds for the portfolio, we strive to manage the risk associated with international investing through a thorough analysis of the bond’s issuer and the inflation trends in the country where the bond is issued.

•        In the Emerging Markets Sector, we select emerging markets bonds to add diversification to the portfolio. Because emerging markets are often affected by different economic cycles than the U.S. and International Developed Markets, emerging markets bonds may experience performance cycles that are different as well. For example, emerging markets debt returns are often more directly tied to the performance of commodities and to country-specific events than are the returns of the debt of developed countries. In selecting emerging markets bonds for the portfolio, we strive to manage the risk associated with investing in emerging markets through a thorough analysis of the bond’s issuer and the inflation trends in the country where the bond is issued. We also consider the stability of the country where the bond is issued.

In determining how much of the portfolio to allocate to each sector, we review economic and market conditions and interest rate trends, as well as the potential risks and rewards associated with each sector. Under normal circumstances, as little as 5% or as much as 50% of the Series’ assets may be invested in the High Yield Sector, while the aggregate investment in the International Developed Markets and Emerging Markets Sectors may be between 5% and 50%, provided that no more than 15% of the Series’ total assets will be invested in the Emerging Markets Sector. Under normal circumstances, there is no minimum or maximum limit on the amount of the Series’ assets that may be invested in the Investment Grade Sector.

The Series may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the Euro. The Series may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Series transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities. The Manager will limit non-U.S. dollar denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 25% of net assets.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

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The securities we typically invest in

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities	How we use them Delaware VIP Diversified Income Series

High yield corporate bonds: Debt obligations issued by a corporation and rated lower than investment grade by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s (S&P) or Moody’s Investors Service, Inc. (Moody’s). High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

The Series may invest up to 50% of net assets in high yield corporate bonds. Emphasis is typically on those rated BB or Ba by an NRSRO.

We carefully evaluate an individual company’s financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

U.S. Government securities: U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

We may invest in U.S. Government securities for temporary purposes or otherwise, as is consistent with the Series’ investment objective and policies. These securities are issued or guaranteed as to the payment of principal and interest by the U.S. Government, or by various agencies or instrumentalities which have been established or sponsored by the U.S. Government.

Mortgage-backed securities: Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. Government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

We may invest without limit in government-related mortgage-backed securities or fully collateralized privately issued mortgage-backed securities.

Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs): CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by U.S. Government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages’ maturity.

The Series may invest in CMOs and REMICs. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid and to such extent, together with any other illiquid investments, will not exceed the Series’ limit on illiquid securities. In addition, subject to certain quality and collateral limitations, we may invest up to 20% of the Series’ total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, so called “non-agency mortgage-backed securities.”

6

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Diversified Income Series

Asset-backed securities: Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	We may invest in asset-backed securities rated in one of the four highest rating categories by an NRSRO.

Investment grade corporate bonds: Debt obligations issued by a corporation rated in one of the four highest categories by an NRSRO (or, if unrated, that we believe are of equal quality). Debt securities within the top three categories by an NRSRO comprise what are known as high-grade bonds and are regarded as having a strong ability to pay principal and interest. Securities in the fourth category by an NRSRO are known as medium-grade bonds and are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics.

We may invest without limit in investment-grade corporate bonds.

Foreign government securities and foreign corporate bonds: Foreign government securities issued by foreign governments or supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the “World Bank”) is one example of a supranational entity.

Foreign corporate bonds are debt obligations issued by a foreign corporation.

We may invest in foreign government securities and primarily focus on better quality bonds with investment-grade credit ratings. We may also invest in securities issued by supranational entities, which are typically of a higher quality.

We may invest in both rated and unrated foreign securities. We may invest both in investment-grade securities and non-investment grade (i.e., those rated BB or lower by S&P or Fitch, Inc. (Fitch), Ba or lower by Moody’s, or similarly rated by another NRSRO.)

However, we will limit investment in foreign securities of issuers located in emerging or developing countries that are rated below investment grade to no more than 15% of the Series’ net assets.

Zero coupon bonds and payment-in-kind (PIK) bonds: Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a price lower than their face amounts or par value. PIK bonds pay interest or dividends in the form of additional bonds or preferred stock.

We may invest in zero coupon bonds and PIK bonds, though we do not expect this to be a significant component of our strategy. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences which, under certain conditions, could be adverse to the Series.

7

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Diversified Income Series

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction if the option is exercised.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

At times when we anticipate adverse conditions, we may want to protect gains on securities without actually selling them. We might use options or futures to neutralize the effect of any price declines, without selling the bond or bonds, or as a hedge against changes in interest rates.

Use of these strategies can increase the operating costs of the Series and lead to loss of principal.

Brady Bonds: These are debt securities issued under the framework of the Brady Plan, an initiative for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Brady Bonds tend to be of lower quality and more speculative than securities of developed country issuers.

We may invest in Brady Bonds. We believe that the economic reforms undertaken by countries in connection with the issuance of Brady Bonds can make the debt of countries that have issued or have announced plans to issue these bonds a viable opportunity for investment.

Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

We may invest in securities issued in any currency and may hold foreign currency.

Although we value the Series’ assets daily in terms of U.S. dollars, we do not intend to convert the Series’ holdings of foreign currencies into U.S. dollars on a daily basis. We will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. We may conduct the Series’ foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Series’ current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes.

These transactions may increase the Series’ expenses.

8

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Diversified Income Series

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs. Such ADRs that the Series may invest in will be those that are actively traded in the United States.

In conjunction with the Series’ investments in foreign securities, we may also invest in sponsored and unsponsored EDRs and GDRs.

Short-term debt investments: These instruments include: (1) time deposits, certificates of deposit, and bankers acceptances issued by a U.S. commercial bank; (2) commercial paper of the highest quality rating; (3) short-term debt obligations with the highest quality rating; (4) U.S. Government securities; and (5) repurchase agreements collateralized by those instruments.

We may invest in these instruments either as a means to achieve the Series’ investment objective or, more commonly, as temporary defensive investments or pending investment in the Series’ principal investment securities. When investing all or a significant portion of the Series’ assets in these instruments, the Series may not be able to achieve its investment objective.

Time deposits: Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.	We will not purchase time deposits maturing in more than seven days and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Series.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position or for temporary defensive purposes. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

9

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Diversified Income Series

Interest rate swap, index swap, and credit default swap agreements: In an interest rate swap, a series receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a series receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a series receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, a series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.

We may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that we invest in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. We may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including real estate investment trusts. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in their security transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

10

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of the Series’ assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Diversified Income Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Diversified Income Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio managers forecast those movements, a series could experience a higher or lower return than anticipated.

We maintain a long-term investment approach and focus on securities that we believe can continue to provide returns over an extended time frame regardless of these interim market fluctuations. Generally, we do not try to predict overall bond market movements.

In evaluating the use of an index swap for the Series, we carefully consider how market changes could affect the swap and how that compares to our investing directly in the market the swap is intended to represent. When selecting dealers with whom we would make interest rate or index swap agreements for the Series, we focus on those dealers with high-quality ratings and do careful credit analysis before engaging in the transaction.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We diversify the Series’ assets across three distinct sectors of the bond market and among a wide variety of individual issuers.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio managers anticipate them, a series could experience a higher or lower return than anticipated.

The Series is subject to interest rate risk. We cannot eliminate that risk, but we do strive to manage it by monitoring economic conditions.

We will not invest in swaps with maturities of more than two years. Each business day (as defined below), we will calculate the amount the Series must pay for any swaps it holds and will segregate cash or other liquid securities to cover that amount.

11

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Diversified Income Series

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, and increase in the number of high yield bond defaults, and corresponding volatility in the Series’ net asset value (NAV).

Our holdings of high-quality, investment-grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high yield bond issuers or foreign issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, we focus on those with high-quality ratings and do careful credit analysis before investing.

Futures and options risk is the possibility that a series may experience a significant loss if it employs an option or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio managers anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a series using the strategy.

We will use options and futures for defensive purposes, such as to protect gains in the portfolio without actually selling the security or to neutralize the impact of interest rate changes. We will not use futures and options for speculative reasons or in an effort to enhance return.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We will attempt to reduce foreign investing risks through portfolio diversification, credit analysis, and attention to trends in the world economies, industries, and financial markets.

We carefully evaluate the political and economic situations in the countries where we invest and take these risks into account before we select securities for the portfolio. However, there is no way to eliminate foreign risks when investing internationally.

Foreign government securities risk is the risk that relates to the ability of a foreign government or government related issuer to make timely payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.

We attempt to reduce the risks associated with investing in foreign governments by limiting the portion of portfolio assets that may be invested in such securities.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Diversified Income Series

Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Series’ currency risk by purchasing foreign currency exchange contracts. By agreeing to purchase or sell foreign securities at a pre-set price on a future date, we strive to protect the value of the stock the Series owns from future changes in currency rates. We will use forward currency exchange contracts only for defensive measures, not to enhance portfolio returns. However, there is no assurance that this strategy will be successful.

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

We may invest a portion of the Series’ assets in securities of issuers located in emerging markets. We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors. The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when the institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

We limit exposure to illiquid securities to no more than 10% of the Series’ net assets.

Swap agreements entered into by the Series will be treated as illiquid securities. However, swap dealers may be willing to repurchase interest rate swaps.

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objective.

13

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Diversified Income Series

Valuation risk is the risk that a less liquid secondary market, as described above, makes it more difficult for a series to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.

We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Series’ assets that can be allocated to privately placed high yield securities.

Legislative and regulatory risk is the risk that the United States Congress has from time to time taken or considered legislative actions that could adversely affect the high yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. Similar actions in the future could reduce liquidity for high yield securities, reduce the number of new high yield securities being issued, and could make it more difficult for a series to attain its investment objective.

We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on the Series’ portfolio.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.65% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board of Trustee’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Paul Grillo has primary responsibility for making day-to-day investment decisions for the Series. When making decisions for the Series, Mr. Grillo regularly consults with Ryan K. Brist, Stephen R. Cianci, Timothy L. Rabe, and Philip R. Perkins.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager

Mr. Grillo joined Delaware Investments in 1992 and is a senior member of the firm’s Core and Core Plus fixed income investment teams. He also serves as a mortgage-backed and asset-backed securities analyst and is an integral team member of the intermediate and limited-term mandates. Prior to joining Delaware Investments, Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

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Ryan K. Brist, CFA, Managing Director, Chief Investment Officer — Fixed Income Investments

Mr. Brist is co-head of the fixed income department at Delaware Investments, where he oversees the fixed income investment process, and is primarily responsible for total return-based products. Prior to joining Delaware Investments in 2000, he was a member of the portfolio management team that managed Conseco Capital Management’s investment grade Core and Core Plus products for five years. He previously worked in investment banking as an analyst for Dean Witter Reynolds in New York. Mr. Brist holds a bachelor’s degree in finance from Indiana University.

Stephen R. Cianci, CFA, Senior Vice President, Senior Portfolio Manager

Mr. Cianci began his career at Delaware Investments in 1992 as an investment-grade research analyst. Today, he is a senior member of the firm’s Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm’s Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor’s and MBA degrees.

Philip R. Perkins, Senior Vice President, Senior Portfolio Manager

Mr. Perkins joined Delaware Investments in 2003. He leads the firm’s international bond team, where his responsibilities include managing global bond assets across the product matrix. Prior to joining Delaware Investments, Mr. Perkins worked at Deutsche Bank for five years. From 2001 to 2003, he served as a managing director in global markets and was the chief operating officer for the Bank’s emerging markets division in London. From 1998 to 2001, he was responsible for local markets trading in Moscow. Prior to that, Mr. Perkins was chief executive officer of Dinner Key Advisors, a registered broker/dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon Brothers, where he was a mortgage/CMO trader from 1985 to 1990. Mr. Perkins holds a bachelor’s degree in international studies with a minor in computer science from the University of Notre Dame.

Timothy L. Rabe, CFA, Senior Vice President, Head of High Yield Investments, Senior Portfolio Manager

Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield fixed income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor’s degree in finance from the University of Illinois.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

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Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*      Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

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Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

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A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

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Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Diversified Income Series

	Year ended 12/31			5/16/03(1) to
Standard Class	2006	2005	2004	12/31/03
Net asset value, beginning of period	$9.260	$9.450	$8.940	$8.500
Income (loss) from investment operations:
Net investment income(2)	0.496	0.373	0.348	0.240
Net realized and unrealized gain (loss) on investments and foreign currencies	0.227	(0.416)	0.395	0.200
Total from investment operations	0.723	(0.043)	0.743	0.440
Less dividends and distributions from:
Net investment income	(0.153)	(0.099)	(0.233)	—
Net realized gain on investments	—	(0.048)	—	—
Total dividends and distributions	(0.153)	(0.147)	(0.233)	—
Net asset value, end of period	$9.830	$9.260	$9.450	$8.940
Total return(3)	7.92%	(0.45%)	8.47%	5.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294,248	$90,811	$14,770	$2,104
Ratio of expenses to average net assets	0.79%	0.79%	0.80%	0.80%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.79%	0.86%	0.98%	1.59%
Ratio of net investment income to average net assets	5.26%	4.02%	3.82%	4.43%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	5.26%	3.95%	3.64%	3.64%
Portfolio turnover	311%	400%	493%	521%

(1)          Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)          The average shares outstanding method has been applied for per share information.

(3)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP DIVERSIFIED INCOME SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Diversified Income Series (Standard Class)	246493548

DELAWARE VIP TRUST

Delaware VIP Diversified Income Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Diversified Income Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Diversified Income Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	11
Disclosure of portfolio holdings information	14
Investment manager	14
Portfolio managers	14
Manager of managers structure	15
Who’s who?	16

Important information about the Series	page 16
Share classes	16
Salesperson and life company compensation	17
Purchase and redemption of shares	17
Payments to intermediaries	17
Valuation of shares	17
Fair valuation	18
Document delivery	18
Frequent trading of Series shares	18
Dividends, distributions, and taxes	20
Certain management considerations	20

Financial highlights	page 21

Additional information	Back cover

OVERVIEW: DELAWARE VIP DIVERSIFIED INCOME SERIES

What is the Series’ investment objective? Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in bonds allocated among four sectors of the fixed income market. These sectors include:

•                  the High Yield Sector, consisting of high yielding, higher risk, lower-rated, or unrated fixed income securities that we believe to be similarly rated, issued by U.S. companies. (These involve higher risks and are commonly known as “junk bonds.”)

•                  the Investment Grade Sector, consisting of investment-grade debt obligations of U.S. companies and those issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies.

•                  the International Developed Markets Sector, consisting of obligations of developed foreign governments, their agencies and instrumentalities, and other fixed income securities of issuers in developed foreign countries and denominated in foreign currencies in developed markets. (An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.)

•                  the Emerging Markets Sector, consisting of obligations of governments in emerging markets, their agencies and instrumentalities, and other fixed income securities of issuers in emerging markets countries and denominated in foreign currencies in emerging markets. (An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.)

We determine the amount of the Series’ assets that will be allocated to each of the four sectors based on our analysis of economic and market conditions, and our assessment of the returns and potential for appreciation from each sector. We will periodically reallocate the Series’ assets. The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets. The investment manager will limit non-U.S. dollar denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 25% of net assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. This Series will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions, or poor performance from specific industries or bond issuers. The Series is also subject to the special risks associated with high yield bond investing and foreign investing. In particular, high yield bonds are rated below investment grade and are subject to a higher risk that issuers will be unable to make interest or principal payments, particularly under adverse economic conditions. Foreign investing involves risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. These risks are greater for investments in emerging markets. The Series may have a portfolio turnover rate in excess of 100%, which can result in increased transaction costs for investors and may affect the Series’ performance.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for an investment that offers professional allocation among key types of fixed income securities

•                  Investors looking for a fixed income investment that offers potential for high current income and total return

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short-term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Diversified Income Series Service Class. We show how the annual returns for the Series have varied over the past three calendar years, as well as the average annual returns for the one-year and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Diversified Income Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 4.44% for the quarter ended December 31, 2004 and its lowest quarterly return was -2.47% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/06

	Delaware VIP Diversified Income Series Service Class	Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 year	7.57%	4.33%
Lifetime	5.46%	3.08	%*

The Series’ returns above are compared to the performance of the Lehman Brothers Aggregate Bond Index. The Index measures the performance of about 6,500 U.S. corporate and government bonds. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 16, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2003 through December 31, 2006.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.65%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.13%
Total annual fund operating expenses	1.08%
Fee waivers and payments	(0.05%)
Net expenses	1.03%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$105
3 years	$339
5 years	$591
10 years	$1,313

(1)       Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Diversified Income Series is a type of fixed income fund that invests in four distinct sectors of the fixed income market as it pursues its investment objective of seeking maximum long-term total return consistent with reasonable risk. Certain economic and market events generally may have a greater impact on certain types of bonds. By spreading the portfolio assets among four key types of bonds, we strive to reduce the affect that such events might have on the portfolio. The foundation of our strategy is the belief that when one or more bond sectors are not performing well, the others may continue to provide high income and appreciation potential, helping to support the Series’ performance.

The following are the four key sectors we focus on, as well as our general investment approach in each sector:

•                  In the Investment Grade Sector, we select U.S. Government and high-quality corporate bonds primarily on the basis of their income potential. In periods of slower U.S. economic growth, these bonds might also provide a stabilizing influence on the portfolio, which could enhance total return.

•                  In the High Yield Sector, we purchase U.S. high yield corporate bonds to increase the portfolio’s income potential. These bonds are of lower quality and involve the risk that the issuing companies may not be able to pay interest or repay principal. However, we carefully select the high yield bonds for the portfolio after evaluating both the company’s fundamental strength and the bond’s liquidity.

•                  In the International Developed Markets Sector, we select international developed market bonds to add diversification to the portfolio. Because international developed markets are often affected by different economic cycles than the U.S. markets, international developed market bonds may experience performance cycles that are different as well. In selecting international developed market bonds for the portfolio, we strive to manage the risk associated with international investing through a thorough analysis of the bond’s issuer and the inflation trends in the country where the bond is issued.

•                  In the Emerging Markets Sector, we select emerging markets bonds to add diversification to the portfolio. Because emerging markets are often affected by different economic cycles than the U.S. and International Developed Markets, emerging markets bonds may experience performance cycles that are different as well. For example, emerging markets debt returns are often more directly tied to the performance of commodities and to country-specific events than are the returns of the debt of developed countries. In selecting emerging markets bonds for the portfolio, we strive to manage the risk associated with investing in emerging markets through a thorough analysis of the bond’s issuer and the inflation trends in the country where the bond is issued. We also consider the stability of the country where the bond is issued.

In determining how much of the portfolio to allocate to each sector, we review economic and market conditions and interest rate trends, as well as the potential risks and rewards associated with each sector. Under normal circumstances, as little as 5% or as much as 50% of the Series’ assets may be invested in the High Yield Sector, while the aggregate investment in the International Developed Markets and Emerging Markets Sectors may be between 5% and 50%, provided that no more than 15% of the Series’ total assets will be invested in the Emerging Markets Sector. Under normal circumstances, there is no minimum or maximum limit on the amount of the Series’ assets that may be invested in the Investment Grade Sector.

The Series may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the Euro. The Series may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Series transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities. The Manager will limit non-U.S. dollar denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 25% of net assets.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

5

The securities we typically invest in

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities	How we use them Delaware VIP Diversified Income Series

High yield corporate bonds: Debt obligations issued by a corporation and rated lower than investment grade by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s (S&P) or Moody’s Investors Service, Inc. (Moody’s). High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

The Series may invest up to 50% of net assets in high yield corporate bonds. Emphasis is typically on those rated BB or Ba by an NRSRO.

We carefully evaluate an individual company’s financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

U.S. Government securities: U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

We may invest in U.S. Government securities for temporary purposes or otherwise, as is consistent with the Series’ investment objective and policies. These securities are issued or guaranteed as to the payment of principal and interest by the U.S. Government, or by various agencies or instrumentalities which have been established or sponsored by the U.S. Government.

Mortgage-backed securities: Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. Government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

We may invest without limit in government-related mortgage-backed securities or fully collateralized privately issued mortgage-backed securities.

Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs): CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by U.S. Government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages’ maturity.

The Series may invest in CMOs and REMICs. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid and to such extent, together with any other illiquid investments, will not exceed the Series’ limit on illiquid securities. In addition, subject to certain quality and collateral limitations, we may invest up to 20% of the Series’ total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, so called “non-agency mortgage-backed securities.”

6

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Diversified Income Series
Asset-backed securities: Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	We may invest in asset-backed securities rated in one of the four highest rating categories by an NRSRO.

Investment grade corporate bonds: Debt obligations issued by a corporation rated in one of the four highest categories by an NRSRO (or, if unrated, that we believe are of equal quality). Debt securities within the top three categories by an NRSRO comprise what are known as high-grade bonds and are regarded as having a strong ability to pay principal and interest. Securities in the fourth category by an NRSRO are known as medium-grade bonds and are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics.

We may invest without limit in investment-grade corporate bonds.

Foreign government securities and foreign corporate bonds: Foreign government securities issued by foreign governments or supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the “World Bank”) is one example of a supranational entity.

Foreign corporate bonds are debt obligations issued by a foreign corporation.

We may invest in foreign government securities and primarily focus on better quality bonds with investment-grade credit ratings. We may also invest in securities issued by supranational entities, which are typically of a higher quality.

We may invest in both rated and unrated foreign securities. We may invest both in investment-grade securities and non-investment grade (i.e., those rated BB or lower by S&P or Fitch, Inc. (Fitch), Ba or lower by Moody’s, or similarly rated by another NRSRO.)

However, we will limit investment in foreign securities of issuers located in emerging or developing countries that are rated below investment grade to no more than 15% of the Series’ net assets.

Zero coupon bonds and payment-in-kind (PIK) bonds: Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a price lower than their face amounts or par value. PIK bonds pay interest or dividends in the form of additional bonds or preferred stock.

We may invest in zero coupon bonds and PIK bonds, though we do not expect this to be a significant component of our strategy. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences which, under certain conditions, could be adverse to the Series.

7

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Diversified Income Series

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction if the option is exercised.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

At times when we anticipate adverse conditions, we may want to protect gains on securities without actually selling them. We might use options or futures to neutralize the effect of any price declines, without selling the bond or bonds, or as a hedge against changes in interest rates.

Use of these strategies can increase the operating costs of the Series and lead to loss of principal.

Brady Bonds: These are debt securities issued under the framework of the Brady Plan, an initiative for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Brady Bonds tend to be of lower quality and more speculative than securities of developed country issuers.

We may invest in Brady Bonds. We believe that the economic reforms undertaken by countries in connection with the issuance of Brady Bonds can make the debt of countries that have issued or have announced plans to issue these bonds a viable opportunity for investment.

Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

We may invest in securities issued in any currency and may hold foreign currency.

Although we value the Series’ assets daily in terms of U.S. dollars, we do not intend to convert the Series’ holdings of foreign currencies into U.S. dollars on a daily basis. We will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. We may conduct the Series’ foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Series’ current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes.

These transactions may increase the Series’ expenses.

8

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Diversified Income Series

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs. Such ADRs that the Series may invest in will be those that are actively traded in the United States.

In conjunction with the Series’ investments in foreign securities, we may also invest in sponsored and unsponsored EDRs and GDRs.

Short-term debt investments: These instruments include: (1) time deposits, certificates of deposit, and bankers acceptances issued by a U.S. commercial bank; (2) commercial paper of the highest quality rating; (3) short-term debt obligations with the highest quality rating; (4) U.S. Government securities; and (5) repurchase agreements collateralized by those instruments.

We may invest in these instruments either as a means to achieve the Series’ investment objective or, more commonly, as temporary defensive investments or pending investment in the Series’ principal investment securities. When investing all or a significant portion of the Series’ assets in these instruments, the Series may not be able to achieve its investment objective.

Time deposits: Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.	We will not purchase time deposits maturing in more than seven days and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Series.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position or for temporary defensive purposes. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

9

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Diversified Income Series

Interest rate swap, index swap, and credit default swap agreements: In an interest rate swap, a series receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a series receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a series receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, a series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.

We may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that we invest in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. We may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including real estate investment trusts. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in their security transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

10

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of the Series’ assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Diversified Income Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Diversified Income Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio managers forecast those movements, a series could experience a higher or lower return than anticipated.

We maintain a long-term investment approach and focus on securities that we believe can continue to provide returns over an extended time frame regardless of these interim market fluctuations. Generally, we do not try to predict overall bond market movements.

In evaluating the use of an index swap for the Series, we carefully consider how market changes could affect the swap and how that compares to our investing directly in the market the swap is intended to represent. When selecting dealers with whom we would make interest rate or index swap agreements for the Series, we focus on those dealers with high-quality ratings and do careful credit analysis before engaging in the transaction.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We diversify the Series’ assets across three distinct sectors of the bond market and among a wide variety of individual issuers.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio managers anticipate them, a series could experience a higher or lower return than anticipated.

The Series is subject to interest rate risk. We cannot eliminate that risk, but we do strive to manage it by monitoring economic conditions.

We will not invest in swaps with maturities of more than two years. Each business day (as defined below), we will calculate the amount the Series must pay for any swaps it holds and will segregate cash or other liquid securities to cover that amount.

11

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Diversified Income Series

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, and increase in the number of high yield bond defaults, and corresponding volatility in the Series’ net asset value (NAV).

Our holdings of high-quality, investment-grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high yield bond issuers or foreign issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, we focus on those with high-quality ratings and do careful credit analysis before investing.

Futures and options risk is the possibility that a series may experience a significant loss if it employs an option or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio managers anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a series using the strategy.

We will use options and futures for defensive purposes, such as to protect gains in the portfolio without actually selling the security or to neutralize the impact of interest rate changes.

We will not use futures and options for speculative reasons or in an effort to enhance return.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We will attempt to reduce foreign investing risks through portfolio diversification, credit analysis, and attention to trends in the world economies, industries, and financial markets.

We carefully evaluate the political and economic situations in the countries where we invest and take these risks into account before we select securities for the portfolio. However, there is no way to eliminate foreign risks when investing internationally.

Foreign government securities risk is the risk that relates to the ability of a foreign government or government related issuer to make timely payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.

We attempt to reduce the risks associated with investing in foreign governments by limiting the portion of portfolio assets that may be invested in such securities.

12

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Diversified Income Series

Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Series’ currency risk by purchasing foreign currency exchange contracts. By agreeing to purchase or sell foreign securities at a pre-set price on a future date, we strive to protect the value of the stock the Series owns from future changes in currency rates. We will use forward currency exchange contracts only for defensive measures, not to enhance portfolio returns. However, there is no assurance that this strategy will be successful.

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

We may invest a portion of the Series’ assets in securities of issuers located in emerging markets. We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors. The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when the institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

We limit exposure to illiquid securities to no more than 10% of the Series’ net assets.

Swap agreements entered into by the Series will be treated as illiquid securities. However, swap dealers may be willing to repurchase interest rate swaps.

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objective.

13

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Diversified Income Series

Valuation risk is the risk that a less liquid secondary market, as described above, makes it more difficult for a series to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.

We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Series’ assets that can be allocated to privately placed high yield securities.

Legislative and regulatory risk is the risk that the United States Congress has from time to time taken or considered legislative actions that could adversely affect the high yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. Similar actions in the future could reduce liquidity for high yield securities, reduce the number of new high yield securities being issued, and could make it more difficult for a series to attain its investment objective.

We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on the Series’ portfolio.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.65% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board of Trustee’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Paul Grillo has primary responsibility for making day-to-day investment decisions for the Series. When making decisions for the Series, Mr. Grillo regularly consults with Ryan K. Brist, Stephen R. Cianci, Timothy L. Rabe, and Philip R. Perkins.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo joined Delaware Investments in 1992 and is a senior member of the firm’s Core and Core Plus fixed income investment teams. He also serves as a mortgage-backed and asset-backed securities analyst and is an integral team member of the intermediate and limited-term mandates. Prior to joining Delaware Investments, Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

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Ryan K. Brist, CFA, Managing Director, Chief Investment Officer—Fixed Income Investments
Mr. Brist is co-head of the fixed income department at Delaware Investments, where he oversees the fixed income investment process, and is primarily responsible for total return-based products. Prior to joining Delaware Investments in 2000, he was a member of the portfolio management team that managed Conseco Capital Management’s investment grade Core and Core Plus products for five years. He previously worked in investment banking as an analyst for Dean Witter Reynolds in New York. Mr. Brist holds a bachelor’s degree in finance from Indiana University.

Stephen R. Cianci, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Cianci began his career at Delaware Investments in 1992 as an investment grade research analyst. Today, he is a senior member of the firm’s Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm’s Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor’s and MBA degrees.

Philip R. Perkins, Senior Vice President, Senior Portfolio Manager
Mr. Perkins joined Delaware Investments in 2003. He leads the firm’s international bond team, where his responsibilities include managing global bond assets across the product matrix. Prior to joining Delaware Investments, Mr. Perkins worked at Deutsche Bank for five years. From 2001 to 2003, he served as a managing director in global markets and was the chief operating officer for the Bank’s emerging markets division in London. From 1998 to 2001, he was responsible for local markets trading in Moscow. Prior to that, Mr. Perkins was chief executive officer of Dinner Key Advisors, a registered broker/dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon Brothers, where he was a mortgage/CMO trader from 1985 to 1990. Mr. Perkins holds a bachelor’s degree in international studies with a minor in computer science from the University of Notre Dame.

Timothy L. Rabe, CFA, Senior Vice President, Head of High Yield Investments, Senior Portfolio Manager
Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield fixed income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor’s degree in finance from the University of Illinois.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*                 Pursuant to the Series’ 12b-1 plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

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We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

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Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

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Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Diversified Income Series

	Year ended 12/31			5/16/03(1) to
Service Class	2006	2005	2004	12/31/03
Net asset value, beginning of period	$9.230	$9.410	$8.930	$8.500
Income (loss) from investment operations:
Net investment income(2)	0.472	0.350	0.326	0.216
Net realized and unrealized gain (loss) on investments and foreign currencies	0.218	(0.406)	0.373	0.214
Total from investment operations	0.690	(0.056)	0.699	0.430
Less dividends and distributions from:
Net investment income	(0.130)	(0.076)	(0.219)	—
Net realized gain on investments	—	(0.048)	—	—
Total dividends and distributions	(0.130)	(0.124)	(0.219)	—
Net asset value, end of period	$9.790	$9.230	$9.410	$8.930
Total return(3)	7.57%	(0.59%)	7.85%	5.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$208,724	$130,870	$47,417	$—
Ratio of expenses to average net assets	1.04%	1.04%	1.05%	1.05%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.09%	1.16%	1.28%	1.89%
Ratio of net investment income to average net assets	5.01%	3.77%	3.57%	4.18%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	4.96%	3.65%	3.34%	3.34%
Portfolio turnover	311%	400%	493%	521%

(1)       Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)       The average shares outstanding method has been applied for per share information.

(3)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP DIVERSIFIED INCOME SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Diversified Income Series (Service Class)	246493555

DELAWARE VIP TRUST

Delaware VIP Emerging Markets Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Emerging Markets Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Emerging Markets Series	2

How we manage the Series	page 6
Our investment strategies	6
The securities we typically invest in	7
The risks of investing in the Series	10
Disclosure of portfolio holdings information	13
Investment manager	13
Portfolio manager	14
Manager of managers structure	14
Who’s who?	14

Important information about the Series	page 15
Share classes	15
Salesperson and life company compensation	15
Purchase and redemption of shares	16
Payments to intermediaries	16
Valuation of shares	16
Fair valuation	17
Document delivery	17
Frequent trading of Series shares	17
Dividends, distributions, and taxes	19
Certain management considerations	19

Financial highlights	page 20

Additional information	Back cover

OVERVIEW: DELAWARE VIP EMERGING MARKETS SERIES

What is the Series’ investment objective? Delaware VIP Emerging Markets Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? The Series invests primarily in equity securities of issuers from emerging foreign countries. Under normal circumstances, the Series will invest at least 80% of its net assets in emerging market issuers (the 80% policy).

The Series’ portfolio manager may invest up to 35% of the Series’ net assets in fixed income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities, or political sub-divisions. The Series’ portfolio manager may invest in fixed income securities that are denominated in the currencies of emerging market countries. All of these may be high yield, high-risk fixed income securities (commonly known as “junk bonds”). The portfolio manager may invest more than 25% of the Series’ total assets in the securities of issuers located in the same country. The Series may have portfolio turnover in excess of 100%.

The Series’ portfolio manager selects growth-oriented and value-oriented investments on the basis of the investment’s discount to its intrinsic value. When selecting growth-oriented securities, the Series’ portfolio manager typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, the Series’ portfolio manager typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, the Series’ portfolio manager considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Series’ portfolio manager then estimates what he thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. The Series’ portfolio manager believes that this gives him an estimate of the stock’s intrinsic value. Because the Series invests primarily in emerging countries, there may be less information available for the Series’ portfolio manager to use in making this analysis than is available for more developed countries.

Currency analysis is an important part of the valuation exercise. The Series’ portfolio manager attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series’ portfolio. These fluctuations can be even more pronounced for funds like Delaware VIP Emerging Markets Series, which invests in emerging market issuers. This Series will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Series’ investments and, therefore, the price of the Series’ shares may be more volatile than investments in more developed markets. Because the Series invests in international securities in developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. High portfolio turnover can increase a Series’ transaction costs and lower returns.

The Series may invest in high yield, high-risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

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The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•        Investors with long-term financial goals

•        Investors looking for a portfolio of securities of emerging markets which may offer high return potential but can be substantially more risky than investments in either the U.S. or established foreign countries

Who should not invest in the Series

•        Investors with short-term financial goals

•        Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

•        Investors who do not understand or are unwilling to accept the significant risks associated with investing in emerging markets

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Series is considered “non-diversified” as defined in the Investment Company Act of 1940, as amended (the 1940 Act). This means that the Series may allocate more of its net assets to investments in single securities than a “diversified” fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risk and volatility.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Emerging Markets Series Standard Class. We show how the annual returns for the Series have varied over the past nine calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 5 for additional information about the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Emerging Markets Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 26.41% for the quarter ended June 30, 2003 and its lowest quarterly return was -22.25% for the quarter ended June 30, 1998.

Average annual returns for periods ending 12/31/06

	Delaware VIP Emerging Markets Series Standard Class	Morgan Stanley Capital International Emerging Markets Free Index (reflects no deduction for fees, expenses, or taxes)
1 year	27.13%	32.59%
5 years	31.15%	30.97%
Lifetime	11.13%	8.56%*

The Series’ returns above are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. The Index is a U.S. dollar-denominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a lax regulatory environment, and greater perceived market risk than in the developed countries. Within this Index, the Index aims to capture an aggregate of 60% of local market capitalization. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*             Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 1997. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 1997 through December 31, 2006.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees(1)	1.25%
Distribution and service (12b-1) fees	none
Other expenses(2)	0.30%
Total annual fund operating expenses	1.55%
Fee waivers and payments	(0.05%)
Net expenses	1.50%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$153
3 years	$485
5 years	$840
10 years	$1,841

(1)          The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from May 1, 2007 through April 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 1.50% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Series.

(2)          ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Emerging Markets Series seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

The Series’ portfolio manager considers an “emerging country” to be any country that is:

•        generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation;

•        classified by the United Nations as developing; or

•        included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western and Northern Europe. A representative list of the countries where the Series’ portfolio manager may invest includes: Argentina, Brazil, Chile, China, Croatia, Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia, South Africa, Taiwan, and Thailand. The Series’ portfolio manager may invest in other countries, particularly as markets in other emerging countries develop.

In deciding whether a company is from an emerging country, the Series’ portfolio manager evaluates publicly available information and questions individual companies to determine if the company meets one of the following criteria:

•        the principal trading market for the company’s securities is in a country that is emerging;

•        the company is organized under the laws of an emerging market country and has a principal office in an emerging country; or

•        the company derives a majority of its income from operations in emerging countries, even though the company’s securities are traded in an established market or in a combination of emerging and established markets.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. The Series’ portfolio manager focuses his investments in emerging countries where he considers the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest, the Series’ portfolio manager emphasizes investments that he believes are trading at a discount to intrinsic value. The Series’ portfolio manager places particular emphasis on factors such as political reform, economic deregulation, and liberalized trade policy.

When the Series’ portfolio manager evaluates individual companies, he strives to apply a disciplined valuation process that allows him to purchase stocks that are selling for less than what he believes their intrinsic value is. In order to determine what he believes a security’s intrinsic value is, he evaluates its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. The Series’ portfolio manager then analyzes what that income would be worth if paid today. That helps him decide what he thinks the security is worth today. The Series’ portfolio manager then compares his determination of the security’s value to its current price to determine if it is a good value. The Series’ portfolio manager uses income as an indicator of value because he believes it allows him to compare securities across different sectors and different countries-all using one measurement standard. The Series’ portfolio manager may be inclined to choose growth-oriented investments if such investments are traded at valuation levels that compare favorably to those of value-oriented investments when measured by the discount to their intrinsic value.

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The Series may invest up to 35% of its net assets in high yield, high-risk foreign fixed income securities. This typically includes so-called “Brady Bonds.”

Delaware VIP Emerging Markets Series uses the same investment strategy as Delaware Emerging Markets Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board may change the Series’ objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities	How the Series uses them Delaware VIP Emerging Markets Series

Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	We will invest the Series’ assets in common stocks, some of which will be dividend-paying stocks.

Corporate bonds: Debt obligations issued by U.S. or foreign corporations.	We may invest in corporate obligations issued by emerging country companies. These bonds may be high-risk, fixed income securities.

Foreign government securities: Debt obligations issued by a government other than the United States or by an agency, instrumentality, or political subdivision of such governments.

We may invest a portion of the Series’ assets in foreign governmental securities issued by emerging or developing countries, which may be lower rated, including securities rated below investment grade.

Investment company securities: In some countries, investments by U.S. mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

We may hold open-end and closed-end investment company securities if we believe that the country offers good investment opportunities. These investments involve an indirect payment of a portion of the expenses of the other investment companies, including their advisory fees.

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The securities we typically invest in (continued)

Securities	How the Series uses them Delaware VIP Emerging Markets Series

Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

We may invest in securities issued in any currency and hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the euro.

Although we value the Series assets daily in U.S. dollars, we do not intend to convert the Series’ holdings of foreign currencies into U.S. dollars on a daily basis. We will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions. We may conduct the Series’ foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Series’ current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs, EDRs, and GDRs, generally focusing on those whose underlying securities are issued by foreign entities.

To determine whether to purchase a security in a foreign market or through depositary receipts, we evaluate the price levels, the transaction costs, taxes, and administrative costs involved with each security to identify the most efficient choice.

Brady Bonds: These are debt securities issued under the framework of the Brady Plan, an initiative for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Brady Bonds tend to be of lower quality and more speculative than securities of developed country issuers.

We may invest in Brady Bonds. We believe that the economic reforms undertaken by countries in connection with the issuance of Brady Bonds can make the debt of countries that have issued or have announced plans to issue these bonds a viable opportunity for investment.

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The securities we typically invest in (continued)

Securities	How the Series uses them Delaware VIP Emerging Markets Series

High yield, high-risk fixed income securities: Securities that are rated lower than BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investors Service, Inc. (Moody’s), or if unrated, of comparable quality. These securities, also known as “junk bonds,” may be issued by companies or governments of emerging or developing countries, which may be less creditworthy. The risk that these companies or governments may not be able to make interest or principal payments is substantial.

We may invest up to 35% of the Series’ net assets, in high yield, high-risk foreign fixed income securities.

Repurchase agreements: An agreement between a buyer, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We may enter into repurchase agreements in which the collateral is any security that we may invest in, but we normally use U.S. Government securities as collateral.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

Equity linked securities: Privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index.

We may invest up to 10% of the Series’ net assets in equity linked securities. Equity linked securities may be considered illiquid and are subject to the Series’ limitation on illiquid securities. In some instances, investments in equity linked securities may also be subject to the Portfolio’s limitation on investments in investment companies.

We may also invest in other securities, including preferred stocks, convertible securities, zero coupon bonds, warrants, futures, and options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

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Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We may also obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign governments, their agencies, instrumentalities, or political subdivisions, the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government or other high-quality, short-term instruments. We may also invest all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody’s or, if unrated, will be determined to be of comparable quality. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Emerging Markets Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How the Series strives to manage them Delaware VIP Emerging Markets Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. In deciding what portion of the Series’ portfolio should be invested in any individual country, we evaluate a variety of factors, including opportunities and risks relative to other countries. We can also somewhat reduce market risk by holding a diversified portfolio.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We typically hold a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Series. This risk is more significant for the Series, which is a non-diversified fund.

Foreign risk: is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We carefully evaluate the overall situations in the countries where we invest in an attempt to reduce these risks. We also tend to avoid markets where we believe accounting principles or the regulatory structure is too underdeveloped.

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The risks of investing in the Series (continued)

Risks	How the Series strives to manage them Delaware VIP Emerging Markets Series

Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Series’ currency risk by purchasing foreign currency exchange contracts. If we agree to purchase or sell foreign securities at a pre-set price on a future date, we attempt to protect the value of a security we own from future changes in currency rates. If we have agreed to purchase or sell a security, we may also use foreign currency exchange contracts to “lock-in” the security’s price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy will be successful.

Another way in which we can protect against this risk is by holding stocks whose earnings are from exports or priced in U.S. dollars, so that a devaluation means unchanged U.S. dollars earnings (and higher local currency earnings).

Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

We may invest in small companies and would be subject to this risk. We typically hold a number of different stocks in order to reduce the impact that one small company stock would have on the Series. This risk is more significant for the Series, which is a non-diversified fund.

Political risk is the risk that countries or the entire region where a series invests may experience political instability, which may cause greater fluctuation in the value and liquidity of our investments due to changes in currency exchange rates, governmental seizures or nationalization of assets.

We carefully evaluate the political situations in the countries where we invest and take into account any potential risks before they select securities for the portfolio. We can also somewhat reduce political risk by holding a diversified portfolio. However, there is no way to eliminate political risk when investing internationally.

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

Striving to manage this risk, we carefully screen securities within emerging markets and attempt to consider material risks associated with an individual company or bond issuer. We cannot eliminate emerging market risk and consequently encourage shareholders to invest in this Series only if they have a long-term time horizon, over which the potential of individual securities is more likely to be realized.

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The risks of investing in the Series (continued)

Risks	How the Series strives to manage them Delaware VIP Emerging Markets Series

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.	We will attempt to reduce these risks by investing in a number of different countries, and noting trends in the economy, industries, and financial markets.

Information risk: is the possibility that foreign companies are subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.

We conduct a great deal of fundamental research on the companies that we invest in rather than relying solely on information available through financial reporting. We believe this will help us to better uncover any potential weaknesses in individual companies.

Non-diversified funds risk is the risk that non-diversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a fund’s assets are invested in the securities of a single issuer. Because a non-diversified fund may invest its assets in fewer issuers, the value fund shares may increase or decrease more rapidly than if the series were fully diversified.

The Series is a non-diversified fund as defined in the 1940 Act. Nevertheless, we typically hold securities from a variety of different issuers, representing a number of different countries. We also perform extensive analysis on all securities, particularly those that represent a larger percentage of portfolio assets.

Foreign government securities risk is the risk which relates to the ability of a foreign government or government related issuer to make timely payments on its external debt obligations.

We attempt to limit this risk by performing credit analysis on the issuer of each security purchased. In addition, we attempt to reduce this risk by limiting the portion of net assets that may be invested in these securities.

We also compare the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed income investments.

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The risks of investing in the Series (continued)

Risks	How the Series strives to manage them Delaware VIP Emerging Markets Series

Credit risk of high yield, high-risk fixed income securities is the risk that securities rated lower than BBB by S&P and Baa by Moody’s are considered to be of poor standing and predominantly speculative as to the issuer’s ability to repay interest and principal.

These bonds are often issued by less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

If there were a national credit crisis or an issuer were to become insolvent, principal values could be adversely affected.

We may invest up to 35% of the Series’ net assets in high yield, high-risk foreign fixed income securities.

We intend to limit our investment in any single lower rated bond, which can help to reduce the effect of an individual default on the Series. We also intend to limit our overall holdings of bonds in this category. Such limitations may not protect the Series from widespread bond defaults brought about by a sustained economic downturn or from price declines that might result from changes in the quality ratings of individual bonds.

Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

We strive to monitor transaction costs and to choose an efficient trading strategy for the Series.

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity linked securities) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the Series without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objectives. We also research and continually monitor the creditworthiness of current or potential counterparties.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services.

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Prior to September 25, 2006, Mondrian Investment Partners Limited, formerly known as Delaware International Advisers, Ltd., served as sub-advisor to the Delaware VIP Emerging Markets Series; however, beginning on September 25, 2006, Delaware Management Company became responsible for the day-to-day management of the Series. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 1.20% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contracts is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio manager

Liu-Er Chen has primary responsibility for making day-to-day investment decisions for the Delaware VIP Emerging Markets Series. Mr. Chen has managed the Series since September 25, 2006.

Liu-Er Chen, CFA, Senior Vice President, Chief Investment Officer — Emerging Markets

Mr. Chen joined Delaware Investments in September 2006 to lead the firm’s international Emerging Markets team. Previously, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

The SAI for the Series provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

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Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio manager” for information about the portfolio manager of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*  Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

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The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

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Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

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Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

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Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Emerging Markets Series

	Year ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$18.200	$14.500	$11.180	$6.770	$6.610
Income from investment operations:
Net investment income(1)	0.457	0.412	0.263	0.210	0.215
Net realized and unrealized gain on investments and foreign currencies	4.340	3.519	3.388	4.410	0.137
Total from investment operations	4.797	3.931	3.651	4.620	0.352
Less dividends and distributions from:
Net investment income	(0.243)	(0.051)	(0.331)	(0.210)	(0.192)
Net realized gain on investments	(0.514)	(0.180)	—	—	—
Total dividends and distributions	(0.757)	(0.231)	(0.331)	(0.210)	(0.192)
Net asset value, end of period	$22.240	$18.200	$14.500	$11.180	$6.770
Total return(2)	27.13%	27.49%	33.47%	70.54%	5.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,572	$120,292	$36,966	$14,304	$12,651
Ratio of expenses to average net assets	1.51%	1.47%	1.50%	1.49%	1.43%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.56%	1.57%	1.63%	1.58%	1.46%
Ratio of net investment income to average net assets	2.37%	2.55%	2.15%	2.64%	3.15%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.32%	2.45%	2.02%	2.55%	3.12%
Portfolio turnover	67%	18%	34%	71%	39%

(1)          The average shares outstanding method has been applied for per share information.

(2)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP EMERGING MARKETS SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Emerging Markets Series (Standard Class)	246493878

DELAWARE VIP TRUST

Delaware VIP Emerging Markets Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Emerging Markets Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Emerging Markets Series	2

How we manage the Series	page 6
Our investment strategies	6
The securities we typically invest in	7
The risks of investing in the Series	10
Disclosure of portfolio holdings information	13
Investment manager	13
Portfolio manager	14
Manager of managers structure	14
Who’s who?	14

Important information about the Series	page 15
Share classes	15
Salesperson and life company compensation	15
Purchase and redemption of shares	16
Payments to intermediaries	16
Valuation of shares	16
Fair valuation	17
Document delivery	17
Frequent trading of Series shares	17
Dividends, distributions, and taxes	19
Certain management considerations	19

Financial highlights	page 20

Additional information	Back cover

OVERVIEW: DELAWARE VIP EMERGING MARKETS SERIES

What is the Series’ investment objective? Delaware VIP Emerging Markets Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? The Series invests primarily in equity securities of issuers from emerging foreign countries. Under normal circumstances, the Series will invest at least 80% of its net assets in emerging market issuers (the 80% policy).

The Series’ portfolio manager may invest up to 35% of the Series’ net assets in fixed income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities, or political sub-divisions. The Series’ portfolio manager may invest in fixed income securities that are denominated in the currencies of emerging market countries. All of these may be high yield, high-risk fixed income securities (commonly known as “junk bonds”). The portfolio manager may invest more than 25% of the Series’ total assets in the securities of issuers located in the same country. The Series may have portfolio turnover in excess of 100%.

The Series’ portfolio manager selects growth-oriented and value-oriented investments on the basis of the investment’s discount to its intrinsic value. When selecting growth-oriented securities, the Series’ portfolio manager typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, the Series’ portfolio manager typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, the Series’ portfolio manager considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Series’ portfolio manager then estimates what he thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. The Series’ portfolio manager believes that this gives him an estimate of the stock’s intrinsic value. Because the Series invests primarily in emerging countries, there may be less information available for the Series’ portfolio manager to use in making this analysis than is available for more developed countries.

Currency analysis is an important part of the valuation exercise. The Series’ portfolio manager attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series’ portfolio. These fluctuations can be even more pronounced for funds like Delaware VIP Emerging Markets Series, which invests in emerging market issuers. This Series will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Series’ investments and, therefore, the price of the Series’ shares may be more volatile than investments in more developed markets. Because the Series invests in international securities in developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. High portfolio turnover can increase a Series’ transaction costs and lower returns.

The Series may invest in high yield, high-risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

2

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for a portfolio of securities of emerging markets which may offer high return potential but can be substantially more risky than investments in either the U.S. or established foreign countries

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

•                  Investors who do not understand or are unwilling to accept the significant risks associated with investing in emerging markets

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Series is considered “non-diversified” as defined in the Investment Company Act of 1940, as amended (the 1940 Act). This means that the Series may allocate more of its net assets to investments in single securities than a “diversified” fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risk and volatility.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Emerging Markets Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 5 for additional information about the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Emerging Markets Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 26.37% for the quarter ended June 30, 2003 and its lowest quarterly return was -19.94% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP Emerging Markets Series Service Class	Morgan Stanley Capital International Emerging Markets Free Index (reflects no deduction for fees, expenses, or taxes)
1 year	26.81%	32.59%
5 years	30.86%	26.97%
Lifetime	20.02%	8.56%*

The Series’ returns above are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. The Index is a U.S. dollar-denominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a lax regulatory environment, and greater perceived market risk than in the developed countries. Within this Index, the Index aims to capture an aggregate of 60% of local market capitalization. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

4

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees(1)	1.25%
Distribution and service (12b-1) fees(2)	0.30%
Other expenses(3)	0.30%
Total annual fund operating expenses	1.85%
Fee waivers and payments	(0.10%)
Net expenses	1.75%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$178
3 years	$572
5 years	$991
10 years	$2,161

(1)       The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from May 1, 2007 through April 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 1.50% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Series.

(2)       Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(3)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

5

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Emerging Markets Series seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

The Series’ portfolio manager considers an “emerging country” to be any country that is:

•                  generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation;

•                  classified by the United Nations as developing; or

•                  included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western and Northern Europe. A representative list of the countries where the Series’ portfolio manager may invest includes: Argentina, Brazil, Chile, China, Croatia, Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia, South Africa, Taiwan, and Thailand. The Series’ portfolio manager may invest in other countries, particularly as markets in other emerging countries develop.

In deciding whether a company is from an emerging country, the Series’ portfolio manager evaluates publicly available information and questions individual companies to determine if the company meets one of the following criteria:

•                  the principal trading market for the company’s securities is in a country that is emerging;

•                  the company is organized under the laws of an emerging market country and has a principal office in an emerging country; or

•                  the company derives a majority of its income from operations in emerging countries, even though the company’s securities are traded in an established market or in a combination of emerging and established markets.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. The Series’ portfolio manager focuses his investments in emerging countries where he considers the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest, the Series’ portfolio manager emphasizes investments that he believes are trading at a discount to intrinsic value. The Series’ portfolio manager places particular emphasis on factors such as political reform, economic deregulation, and liberalized trade policy.

When the Series’ portfolio manager evaluates individual companies, he strives to apply a disciplined valuation process that allows him to purchase stocks that are selling for less than what he believes their intrinsic value is. In order to determine what he believes a security’s intrinsic value is, he evaluates its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. The Series’ portfolio manager then analyzes what that income would be worth if paid today. That helps him decide what he thinks the security is worth today. The Series’ portfolio manager then compares his determination of the security’s value to its current price to determine if it is a good value. The Series’ portfolio manager uses income as an indicator of value because he believes it allows him to compare securities across different sectors and different countries-all using one measurement standard. The Series’ portfolio manager may be inclined to choose growth-oriented investments if such investments are traded at valuation levels that compare favorably to those of value-oriented investments when measured by the discount to their intrinsic value.

The Series may invest up to 35% of its net assets in high yield, high-risk foreign fixed income securities. This typically includes so-called “Brady Bonds.”

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Delaware VIP Emerging Markets Series uses the same investment strategy as Delaware Emerging Markets Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board may change the Series’ objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities	How the Series uses them Delaware VIP Emerging Markets Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	We will invest the Series’ assets in common stocks, some of which will be dividend-paying stocks.

Corporate bonds: Debt obligations issued by U.S. or foreign corporations.	We may invest in corporate obligations issued by emerging country companies. These bonds may be high-risk, fixed income securities.

Foreign government securities: Debt obligations issued by a government other than the United States or by an agency, instrumentality, or political subdivision of such governments.

We may invest a portion of the Series’ assets in foreign governmental securities issued by emerging or developing countries, which may be lower rated, including securities rated below investment grade.

Investment company securities: In some countries, investments by U.S. mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

We may hold open-end and closed-end investment company securities if we believe that the country offers good investment opportunities. These investments involve an indirect payment of a portion of the expenses of the other investment companies, including their advisory fees.

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The securities we typically invest in (continued)

Securities	How the Series uses them Delaware VIP Emerging Markets Series

Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

We may invest in securities issued in any currency and hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the euro.

Although we value the Series assets daily in U.S. dollars, we do not intend to convert the Series’ holdings of foreign currencies into U.S. dollars on a daily basis. We will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions. We may conduct the Series’ foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Series’ current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs, EDRs, and GDRs, generally focusing on those whose underlying securities are issued by foreign entities.

To determine whether to purchase a security in a foreign market or through depositary receipts, we evaluate the price levels, the transaction costs, taxes, and administrative costs involved with each security to identify the most efficient choice.

Brady Bonds: These are debt securities issued under the framework of the Brady Plan, an initiative for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Brady Bonds tend to be of lower quality and more speculative than securities of developed country issuers.

We may invest in Brady Bonds. We believe that the economic reforms undertaken by countries in connection with the issuance of Brady Bonds can make the debt of countries that have issued or have announced plans to issue these bonds a viable opportunity for investment.

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The securities we typically invest in (continued)

Securities	How the Series uses them Delaware VIP Emerging Markets Series

High yield, high-risk fixed income securities: Securities that are rated lower than BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investors Service, Inc. (Moody’s), or if unrated, of comparable quality. These securities, also known as “junk bonds,” may be issued by companies or governments of emerging or developing countries, which may be less creditworthy. The risk that these companies or governments may not be able to make interest or principal payments is substantial.

We may invest up to 35% of the Series’ net assets, in high yield, high-risk foreign fixed income securities.

Repurchase agreements: An agreement between a buyer, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We may enter into repurchase agreements in which the collateral is any security that we may invest in, but we normally use U.S. Government securities as collateral.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

Equity linked securities: Privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index.

We may invest up to 10% of the Series’ net assets in equity linked securities. Equity linked securities may be considered illiquid and are subject to the Series’ limitation on illiquid securities. In some instances, investments in equity linked securities may also be subject to the Portfolio’s limitation on investments in investment companies.

We may also invest in other securities, including preferred stocks, convertible securities, zero coupon bonds, warrants, futures, and options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

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Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We may also obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign governments, their agencies, instrumentalities, or political subdivisions, the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government or other high-quality, short-term instruments. We may also invest all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody’s or, if unrated, will be determined to be of comparable quality. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Emerging Markets Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How the Series strives to manage them Delaware VIP Emerging Markets Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. In deciding what portion of the Series’ portfolio should be invested in any individual country, we evaluate a variety of factors, including opportunities and risks relative to other countries. We can also somewhat reduce market risk by holding a diversified portfolio.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We typically hold a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Series. This risk is more significant for the Series, which is a non-diversified fund.

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The risks of investing in the Series (continued)

Risks	How the Series strives to manage them Delaware VIP Emerging Markets Series

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We carefully evaluate the overall situations in the countries where we invest in an attempt to reduce these risks. We also tend to avoid markets where we believe accounting principles or the regulatory structure is too underdeveloped.

Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Series’ currency risk by purchasing foreign currency exchange contracts. If we agree to purchase or sell foreign securities at a pre-set price on a future date, we attempt to protect the value of a security we own from future changes in currency rates. If we have agreed to purchase or sell a security, we may also use foreign currency exchange contracts to “lock-in” the security’s price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy will be successful.

Another way in which we can protect against this risk is by holding stocks whose earnings are from exports or priced in U.S. dollars, so that a devaluation means unchanged U.S. dollars earnings (and higher local currency earnings).

Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

We may invest in small companies and would be subject to this risk. We typically hold a number of different stocks in order to reduce the impact that one small company stock would have on the Series. This risk is more significant for the Series, which is a non-diversified fund.

Political risk is the risk that countries or the entire region where a series invests may experience political instability, which may cause greater fluctuation in the value and liquidity of our investments due to changes in currency exchange rates, governmental seizures or nationalization of assets.

We carefully evaluate the political situations in the countries where we invest and take into account any potential risks before they select securities for the portfolio. We can also somewhat reduce political risk by holding a diversified portfolio. However, there is no way to eliminate political risk when investing internationally.

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The risks of investing in the Series (continued)

Risks	How the Series strives to manage them Delaware VIP Emerging Markets Series

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

Striving to manage this risk, we carefully screen securities within emerging markets and attempt to consider material risks associated with an individual company or bond issuer. We cannot eliminate emerging market risk and consequently encourage shareholders to invest in this Series only if they have a long-term time horizon, over which the potential of individual securities is more likely to be realized.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.	We will attempt to reduce these risks by investing in a number of different countries, and noting trends in the economy, industries, and financial markets.

Information risk is the possibility that foreign companies are subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.

We conduct a great deal of fundamental research on the companies that we invest in rather than relying solely on information available through financial reporting. We believe this will help us to better uncover any potential weaknesses in individual companies.

Non-diversified funds risk is the risk that non-diversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a fund’s assets are invested in the securities of a single issuer. Because a non-diversified fund may invest its assets in fewer issuers, the value fund shares may increase or decrease more rapidly than if the series were fully diversified.

The Series is a non-diversified fund as defined in the 1940 Act. Nevertheless, we typically hold securities from a variety of different issuers, representing a number of different countries. We also perform extensive analysis on all securities, particularly those that represent a larger percentage of portfolio assets.

Foreign government securities risk is the risk which relates to the ability of a foreign government or government related issuer to make timely payments on its external debt obligations.

We attempt to limit this risk by performing credit analysis on the issuer of each security purchased. In addition, we attempt to reduce this risk by limiting the portion of net assets that may be invested in these securities.

We also compare the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed income investments.

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The risks of investing in the Series (continued)

Risks	How the Series strives to manage them Delaware VIP Emerging Markets Series

Credit risk of high yield, high-risk fixed income securities is the risk that securities rated lower than BBB by S&P and Baa by Moody’s are considered to be of poor standing and predominantly speculative as to the issuer’s ability to repay interest and principal.

These bonds are often issued by less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

If there were a national credit crisis or an issuer were to become insolvent, principal values could be adversely affected.

We may invest up to 35% of the Series’ net assets in high yield, high-risk foreign fixed income securities.

We intend to limit our investment in any single lower rated bond, which can help to reduce the effect of an individual default on the Series. We also intend to limit our overall holdings of bonds in this category. Such limitations may not protect the Series from widespread bond defaults brought about by a sustained economic downturn or from price declines that might result from changes in the quality ratings of individual bonds.

Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

We strive to monitor transaction costs and to choose an efficient trading strategy for the Series.

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity linked securities) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the Series without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objectives. We also research and continually monitor the creditworthiness of current or potential counterparties.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services.

Prior to September 25, 2006, Mondrian Investment Partners Limited, formerly known as Delaware International Advisers, Ltd., served as sub-advisor to the Delaware VIP Emerging Markets Series; however, beginning on September 25, 2006, Delaware Management Company became responsible for the day-to-day management of the Series. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 1.20% of the Series’ average daily net assets during the last fiscal year.

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A discussion of the basis for the Board’s approval of the Series’ investment advisory contracts is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio manager

Liu-Er Chen has primary responsibility for making day-to-day investment decisions for the Delaware VIP Emerging Markets Series. Mr. Chen has managed the Series since September 25, 2006.

Liu-Er Chen, CFA, Senior Vice President, Chief Investment Officer — Emerging Markets
Mr. Chen joined Delaware Investments in September 2006 to lead the firm’s international Emerging Markets team. Previously, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

The SAI for the Series provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

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Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio manager” for information about the portfolio manager of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*                 Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

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Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

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Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

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Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

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Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Emerging Markets Series

	Year ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$18.160	$14.480	$11.170	$6.770	$6.610
Income from investment operations:
Net investment income(1)	0.409	0.372	0.231	0.197	0.204
Net realized and unrealized gain on investments and foreign currencies	4.328	3.507	3.397	4.402	0.138
Total from investment operations	4.737	3.879	3.628	4.599	0.342
Less dividends and distributions from:
Net investment income	(0.203)	(0.019)	(0.318)	(0.199)	(0.182)
Net realized gain on investments	(0.514)	(0.180)	—	—	—
Total dividends and distributions	(0.717)	(0.199)	(0.318)	(0.199)	(0.182)
Net asset value, end of period	$22.180	$18.160	$14.480	$11.170	$6.770
Total return(2)	26.81%	27.11%	33.26%	70.10%	5.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,737	$78,576	$12,045	$144	$652
Ratio of expenses to average net assets	1.76%	1.72%	1.75%	1.71%	1.58%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.86%	1.87%	1.93%	1.83%	1.61%
Ratio of net investment income to average net assets	2.12%	2.30%	1.90%	2.42%	3.00%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.02%	2.15%	1.72%	2.30%	2.97%
Portfolio turnover	67%	18%	34%	71%	39%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP EMERGING MARKETS SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Emerging Markets Series (Service Class)	246493886

DELAWARE VIP TRUST

Delaware VIP Growth Opportunities Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Growth Opportunities Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Growth Opportunities Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	9
Portfolio managers	9
Manager of managers structure	11
Who’s who?	11

Important information about the Series	page 12
Share classes	12
Salesperson and life company compensation	12
Purchase and redemption of shares	12
Payments to intermediaries	12
Valuation of shares	13
Fair valuation	13
Document delivery	14
Frequent trading of Series shares	14
Dividends, distributions, and taxes	16
Certain management considerations	16

Financial highlights	page 17

Additional information	Back cover

OVERVIEW: DELAWARE VIP GROWTH OPPORTUNITIES SERIES

What is the Series’ investment objective? Delaware VIP Growth Opportunities Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in common stocks of medium-sized companies. We consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth® Index at the time of the Series’ investment. As of the latest reconstitution on June 30, 2006, the average market capitalization of a company in the Russell Midcap® Growth Index was approximately $5.317 billion and the median market capitalization was approximately $3.972 billion. The Index had a total market capitalization range of approximately $1.706 billion to $16.478 billion. We may also invest in securities that are convertible into common stock. In selecting stocks for the Series, we typically look for companies that have established themselves within their industry, but still have growth potential.

We use a bottom-up approach to select stocks, evaluating individual companies rather than trends in the economy or the investment markets. Researching each company, its products, services, competitors, and management team helps us to select stocks of companies that we think will provide high and consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Delaware VIP Growth Opportunities Series’ portfolio. Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. This Series will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. In addition, the Series invests in medium- or small-sized companies. These companies may involve greater risk due to their relatively smaller sized, narrow product lines, or limited financial resources.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking exposure to the capital appreciation opportunities of medium-sized, growth oriented companies

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors whose primary goal is current income

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Growth Opportunities Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one-, five-, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Growth Opportunities Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 46.48% for the quarter ended December 31, 1999 and its lowest quarterly return was -24.08% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/06

	Delaware VIP Growth Opportunities Series Standard Class	Russell Midcap Growth® Index (reflects no deduction for fees, expenses, or taxes)
1 year	6.36%	10.66%
5 years	7.13%	8.22%
10 years	9.23%	8.62%

The Series’ returns above are compared to the performance of the Russell Midcap Growth® Index. The Index measures the performance of those Russell Midcap companies with higher price-to-book and higher forecasted growth value. These stocks are also members of the Russell 1000 Growth® Index. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.15%
Total annual fund operating expenses	0.90%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$92
3 years	$287
5 years	$498
10 years	$1,108

(1) “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

We strive to identify companies of medium-market capitalization that offer above-average opportunities for long-term capital growth because we believe they are poised to provide high and consistent earnings growth. Medium-sized companies are generally considered to be those whose market capitalizations are included in the range represented by the Russell Midcap Growth® Index.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. However, the smallest companies generally involve the most risk because they may have very limited resources, less management experience, or narrower product lines. We believe that medium-sized companies can provide many of the growth opportunities of small companies, but with less risk. Medium-sized companies may be more established in their industry and have greater financial resources. Yet, they may still have the flexibility and growth potential of a smaller company.

We use a bottom-up approach to stock selection, carefully evaluating the characteristics of individual companies. We rely heavily on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts, and customers. Our first step in identifying promising companies is to pinpoint stocks that exhibit one or more of the following characteristics:

•                  a history of high earnings-per-share growth;

•                  expectations for future earnings growth that are either high or accelerating;

•                  a price to earnings ratio that is low relative to other stocks—indicating that the stock might be undervalued;

•                  a discounted cash flow that is high relative to other stocks; or

•                  a special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies with one or more of the preceding characteristics, we then conduct even more thorough hands-on research, evaluating a wide variety of factors, including:

•                  the financial strength of the company;

•                  the expertise of its management;

•                  the growth potential of the company within its industry; and

•                  the growth potential of the industry.

Our investment objective is to select companies that are likely to perform well over an extended time frame.

In order to reduce the inherent risks of equity investing, we maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware VIP Growth Opportunities Series uses the same investment strategy as Delaware Growth Opportunities Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

5

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP Growth Opportunities Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Generally, we will invest 85% to 100% of the Series’ net assets in common stock with an emphasis on medium-sized companies.

American Depositary Receipts (ADRs): Receipts issued by a depositary (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.

We may hold ADRs when we believe they offer greater appreciation potential than U.S. securities.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We may enter into repurchase agreements in which the collateral is any security that we may invest in, but we normally use U.S. Government securities as collateral.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

6

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Growth Opportunities Series

Options: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction if the option is exercised.

Writing a covered call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future.) The owner of the security receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a series would lose out on those gains.

Options are generally considered to be derivative securities.

If we have stocks that appreciated in price, we may want to protect those gains when we anticipate adverse conditions. We might use options to neutralize the effect of any price declines, without selling the security. We might also use options to gain exposure to a particular market segment without purchasing individual securities in that segment.

We might use this approach if we had excess cash that we wanted to invest quickly. We might use covered call options if we believe that doing so would help the Series to meet its investment objective.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

We may also invest in other securities, including convertible securities, warrants, preferred stocks, bonds, and foreign securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign governments, their agencies, instrumentalities, or political subdivisions; the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government; or other high-quality, short-term instruments. We may also invest all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody’s or, if unrated, will be determined to be of comparable quality. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

7

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Growth Opportunities Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Growth Opportunities Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we typically do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Small- and medium-sized company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

Although we may invest in small companies, our focus is on medium-sized companies. We believe medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, we maintain a well-diversified portfolio, select stocks carefully, and monitor them continuously.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

8

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Growth Opportunities Series

Options risk is the possibility that a series may experience a loss if it employs an options strategy related to a security or a market index and that security or index moves in the opposite direction from what the investment manager anticipated. Options also involve additional expenses, which could reduce any benefit or increase any loss that a series gains from using the strategy.

We will not use options for speculative reasons. We may use options to protect gains in the portfolio without actually selling a security. We may also use options to quickly invest excess cash so that the portfolio is generally fully invested.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We typically invest only a small portion of the Series’ portfolio in foreign corporations indirectly through ADRs. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on a U.S. exchange.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.75% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Marshall T. Bassett has primary responsibility for making day-to-day investment decisions for the Series. When making investment decisions for the Series, Mr. Bassett regularly consults with Steven G. Catricks, Barry S. Gladstein, Christopher M. Holland, Steven T. Lampe, Rudy D. Torrijos III, and Lori P. Wachs.

9

Marshall T. Bassett, Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Mr. Bassett joined Delaware Investments in 1997. He leads the firm’s Emerging Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Kentucky, which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from the Fuqua School of Business at Duke University. Mr. Bassett is a member of the Fuqua School’s alumni board.

Steven G. Catricks, CFA, Vice President, Portfolio Manager
Mr. Catricks joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm’s Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Mr. Catricks holds a bachelor’s degree in electrical engineering from Drexel University, a master’s degree in engineering from the University of Pennsylvania and has more than 18 years of experience in the technology industry. Mr. Catricks is a member of the Institute of Electrical and Electronics Engineers.

Barry S. Gladstein, CFA, Vice President, Portfolio Manager
Mr. Gladstein joined Delaware Investments in 1995. He is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of The CFA Society of Philadelphia.

Christopher M. Holland, Vice President, Portfolio Manager
Mr. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at JPMorgan Chase for another year. Mr. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA, Vice President, Portfolio Manager
Mr. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III, Vice President, Portfolio Manager
Mr. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002, he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Mr. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Lori P. Wachs, CFA, Vice President, Portfolio Manager
Ms. Wachs joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

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The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

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Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*                 Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

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Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

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Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Growth Opportunities Series

	Year ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$17.780	$15.960	$14.190	$10.060	$15.010
Income (loss) from investment operations:
Net investment loss(1)	(0.021)	(0.056)	(0.031)	(0.032)	(0.025)
Net realized and unrealized gain (loss) on investments	1.151	1.876	1.801	4.162	(3.351)
Total from investment operations	1.130	1.820	1.770	4.130	(3.376)
Less dividends and distributions from:
Return of capital	—	—	—	—	(1.574)
Total dividends and distributions	—	—	—	—	(1.574)
Net asset value, end of period	$18.910	$17.780	$15.960	$14.190	$10.060
Total return(2)	6.36%	11.40%	12.47%	41.05%	(24.94%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,859	$46,000	$56,875	$65,368	$60,964
Ratio of expenses to average net assets	0.91%	0.90%	0.84%	0.85%	0.87%
Ratio of net investment loss to average net assets	(0.11%)	(0.35%)	(0.21%)	(0.27%)	(0.21%)
Portfolio turnover	67%	75%	94%	94%	88%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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ADDITIONAL INFORMATION

DELAWARE VIP GROWTH OPPORTUNITIES SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Growth Opportunities Series (Standard Class)	246493837

DELAWARE VIP TRUST

Delaware VIP Growth Opportunities Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Growth Opportunities Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Growth Opportunities Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	7
Disclosure of portfolio holdings information	9
Investment manager	9
Portfolio managers	9
Manager of managers structure	10
Who’s who?	10

Important information about the Series	page 11
Share classes	11
Salesperson and life company compensation	11
Purchase and redemption of shares	12
Payments to intermediaries	12
Valuation of shares	12
Fair valuation	13
Document delivery	13
Frequent trading of Series shares	13
Dividends, distributions, and taxes	15
Certain management considerations	15

Financial highlights	page 16

Additional information	Back cover

OVERVIEW: DELAWARE VIP GROWTH OPPORTUNITIES SERIES

What is the Series’ investment objective? Delaware VIP Growth Opportunities Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in common stocks of medium-sized companies. We consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth® Index at the time of the Series’ investment. As of the latest reconstitution on June 30, 2006, the average market capitalization of a company in the Russell Midcap® Growth Index was approximately $5.317 billion and the median market capitalization was approximately $3.972 billion. The Index had a total market capitalization range of approximately $1.706 billion to $16.478 billion. We may also invest in securities that are convertible into common stock. In selecting stocks for the Series, we typically look for companies that have established themselves within their industry, but still have growth potential.

We use a bottom-up approach to select stocks, evaluating individual companies rather than trends in the economy or the investment markets. Researching each company, its products, services, competitors, and management team helps us to select stocks of companies that we think will provide high and consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Delaware VIP Growth Opportunities Series’ portfolio. Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. This Series will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. In addition, the Series invests in medium- or small-sized companies. These companies may involve greater risk due to their relatively smaller sized, narrow product lines, or limited financial resources.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking exposure to the capital appreciation opportunities of medium-sized, growth oriented companies

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors whose primary goal is current income

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Growth Opportunities Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Growth Opportunities Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 23.82% for the quarter ended December 31, 2001 and its lowest quarterly return was -22.40% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP Growth Opportunities Series Service Class	Russell Midcap Growth® Index (reflects no deduction for fees, expenses, or taxes)
1 year	6.03%	10.66%
5 years	6.88%	8.22%
Lifetime	0.05%	10.88%*

The Series’ returns above are compared to the performance of the Russell Midcap Growth® Index. The Index measures the performance of those Russell Midcap companies with higher price-to-book and higher forecasted growth value. These stocks are also members of the Russell 1000 Growth® Index. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.75%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses	0.15%
Total annual fund operating expenses	1.20%
Fee waivers and payments	(0.05%)
Net expenses	1.15%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$117
3 years	$376
5 years	$655
10 years	$1,450

(1)       Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

We strive to identify companies of medium-market capitalization that offer above-average opportunities for long-term capital growth because we believe they are poised to provide high and consistent earnings growth. Medium-sized companies are generally considered to be those whose market capitalizations are included in the range represented by the Russell Midcap Growth® Index.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. However, the smallest companies generally involve the most risk because they may have very limited resources, less management experience, or narrower product lines. We believe that medium-sized companies can provide many of the growth opportunities of small companies, but with less risk. Medium-sized companies may be more established in their industry and have greater financial resources. Yet, they may still have the flexibility and growth potential of a smaller company.

We use a bottom-up approach to stock selection, carefully evaluating the characteristics of individual companies. We rely heavily on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts, and customers. Our first step in identifying promising companies is to pinpoint stocks that exhibit one or more of the following characteristics:

•                  a history of high earnings-per-share growth;

•                  expectations for future earnings growth that are either high or accelerating;

•                  a price to earnings ratio that is low relative to other stocks—indicating that the stock might be undervalued;

•                  a discounted cash flow that is high relative to other stocks; or

•                  a special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies with one or more of the preceding characteristics, we then conduct even more thorough hands-on research, evaluating a wide variety of factors, including:

•                  the financial strength of the company;

•                  the expertise of its management;

•                  the growth potential of the company within its industry; and

•                  the growth potential of the industry.

Our investment objective is to select companies that are likely to perform well over an extended time frame.

In order to reduce the inherent risks of equity investing, we maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware VIP Growth Opportunities Series uses the same investment strategy as Delaware Growth Opportunities Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

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The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP Growth Opportunities Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Generally, we will invest 85% to 100% of the Series’ net assets in common stock with an emphasis on medium-sized companies.

American Depositary Receipts (ADRs): Receipts issued by a depositary (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.

We may hold ADRs when we believe they offer greater appreciation potential than U.S. securities.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We may enter into repurchase agreements in which the collateral is any security that we may invest in, but we normally use U.S. Government securities as collateral.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

Options: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction if the option is exercised.

Writing a covered call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future.) The owner of the security receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a series would lose out on those gains.

Options are generally considered to be derivative securities.

If we have stocks that appreciated in price, we may want to protect those gains when we anticipate adverse conditions. We might use options to neutralize the effect of any price declines, without selling the security. We might also use options to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Series to meet its investment objective.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

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We may also invest in other securities, including convertible securities, warrants, preferred stocks, bonds, and foreign securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign governments, their agencies, instrumentalities, or political subdivisions; the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government; or other high-quality, short-term instruments. We may also invest all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody’s or, if unrated, will be determined to be of comparable quality. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Growth Opportunities Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Growth Opportunities Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we typically do not trade for short-term purposes.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Growth Opportunities Series

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Small- and medium-sized company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

Although we may invest in small companies, our focus is on medium-sized companies. We believe medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, we maintain a well-diversified portfolio, select stocks carefully, and monitor them continuously.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Options risk is the possibility that a series may experience a loss if it employs an options strategy related to a security or a market index and that security or index moves in the opposite direction from what the investment manager anticipated. Options also involve additional expenses, which could reduce any benefit or increase any loss that a series gains from using the strategy.

We will not use options for speculative reasons. We may use options to protect gains in the portfolio without actually selling a security. We may also use options to quickly invest excess cash so that the portfolio is generally fully invested.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We typically invest only a small portion of the Series’ portfolio in foreign corporations indirectly through ADRs. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on a U.S. exchange.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities.

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Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.75% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Marshall T. Bassett has primary responsibility for making day-to-day investment decisions for the Series. When making investment decisions for the Series, Mr. Bassett regularly consults with Steven G. Catricks, Barry S. Gladstein, Christopher M. Holland, Steven T. Lampe, Rudy D. Torrijos III, and Lori P. Wachs.

Marshall T. Bassett, Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Mr. Bassett joined Delaware Investments in 1997. He leads the firm’s Emerging Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Kentucky, which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from the Fuqua School of Business at Duke University. Mr. Bassett is a member of the Fuqua School’s alumni board.

Steven G. Catricks, CFA, Vice President, Portfolio Manager
Mr. Catricks joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm’s Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Mr. Catricks holds a bachelor’s degree in electrical engineering from Drexel University, a master’s degree in engineering from the University of Pennsylvania and has more than 18 years of experience in the technology industry. Mr. Catricks is a member of the Institute of Electrical and Electronics Engineers.

Barry S. Gladstein, CFA, Vice President, Portfolio Manager
Mr. Gladstein joined Delaware Investments in 1995. He is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of The CFA Society of Philadelphia.

Christopher M. Holland, Vice President, Portfolio Manager
Mr. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at JPMorgan Chase for another year. Mr. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

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Steven T. Lampe, CPA, Vice President, Portfolio Manager
Mr. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III, Vice President, Portfolio Manager
Mr. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002, he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Mr. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Lori P. Wachs, CFA, Vice President, Portfolio Manager
Ms. Wachs joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

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Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*                 Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

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Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

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Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

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Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

14

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

15

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Growth Opportunities Series

	Year Ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$17.580	$15.810	$14.100	$10.010	$14.970
Income (loss) from investment operations:
Net investment loss(1)	(0.066)	(0.096)	(0.066)	(0.058)	(0.043)
Net realized and unrealized gain (loss) on investments	1.126	1.866	1.776	4.148	(3.343)
Total from investment operations	1.060	1.770	1.710	4.090	(3.386)
Less dividends and distributions from:
Return of capital	—	—	—	—	(1.574)
Total dividends and distributions	—	—	—	—	(1.574)
Net asset value, end of period	$18.640	$17.580	$15.810	$14.100	$10.010
Total return(2)	6.03%	11.20%	12.13%	40.86%	(25.09%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,196	$14,048	$15,082	$16,906	$15,275
Ratio of expenses to average net assets	1.16%	1.15%	1.09%	1.07%	1.02%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.21%	1.20%	1.14%	1.10%	1.02%
Ratio of net investment loss to average net assets	(0.36%)	(0.60%)	(0.46%)	(0.49%)	(0.36%)
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly	(0.41%)	(0.65%)	(0.51%)	(0.52%)	(0.36%)
Portfolio turnover	67%	75%	94%	94%	88%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

16

ADDITIONAL INFORMATION

DELAWARE VIP GROWTH OPPORTUNITIES SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Growth Opportunities Series (Service Class)	246493845

DELAWARE VIP TRUST

Delaware VIP High Yield Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP High Yield Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP High Yield Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	8
Disclosure of portfolio holdings information	12
Investment manager	12
Portfolio manager	12
Manager of managers structure	12
Who’s who?	13

Important information about the Series	page 13
Share classes	13
Salesperson and life company compensation	14
Purchase and redemption of shares	14
Payments to intermediaries	14
Valuation of shares	15
Fair valuation	15
Document delivery	15
Frequent trading of Series shares	15
Dividends, distributions, and taxes	17
Certain management considerations	17

Financial highlights	page 18

Additional information	Back cover

OVERVIEW: DELAWARE VIP HIGH YIELD SERIES

What are the Series’ investment objectives? Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. Although the Series will strive to achieve its investment objectives, there is no assurance that it will.

What are the Series’ main investment strategies? Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, judged to be of comparable quality (80% policy). These are commonly known as “high yield bonds” or “junk bonds” and involve greater risks than investment-grade bonds. The Series also will invest in unrated bonds we judge to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential, as well as the issuer’s ability to make income and principal payments. The Series may have portfolio turnover in excess of 100%.

We may invest up to 25% of the Series’ total assets in foreign securities. Securities of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations, and less stringent regulatory standards.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. This Series will be affected primarily by declines in bond prices, which can be caused by adverse changes in interest rates, adverse economic conditions, or poor performance from specific industries or bond issuers. High yield bonds are rated below investment grade and are subject to greater risk that the issuer will be unable to make payments on interest and principal. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations, and less stringent regulatory standards. High portfolio turnover can increase a Series’ transaction costs and lower returns.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for a fixed income investment that offers a combination of total return with high current income

•                  Investors who want a total return-oriented income investment as a diversification tool for long-term, equity-oriented portfolios

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP High Yield Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one-, five-, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. Please see the footnotes on page 4 for additional information about the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP High Yield Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 10.76% for the quarter ended June 30, 2003 and its lowest quarterly return was -7.65% for the quarter ended June 30, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP High Yield Series Standard Class	Bear Stearns High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 year	12.45%	11.64%
5 years	11.78%	9.98%
10 years	4.29%	6.49%

The Series’ returns above are compared to the performance of the Bear Stearns High Yield Index. The Index includes all fixed income, non-convertible, U.S. dollar-denominated securities from the following countries only: Australia, Canada, United Kingdom, and United States; and meeting the following inclusion criteria at the beginning of the calculation month: issues rated BB+ or lower by S&P and rated Ba1 or lower by Moody’s Investors Service, Inc. (Moody’s); issues with an outstanding par value of not less than $100 million; issues with more than one year to their maturity date; and issues registered under Rule 144A of the Securities Act of 1933, as amended will be included. The Index also includes deferred coupon bonds, such as payment-in-kind, zero coupon, and step-up bonds. Issues in default are taken out of the Index at the end of the month in which the default occurs. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees(1)	0.65%
Distribution and service (12b-1) fees	none
Other expenses(2)	0.12%
Total annual fund operating expenses	0.77%
Fee waivers and payments	(0.03%)
Net expenses	0.74%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$76
3 years	$243
5 years	$425
10 years	$951

(1)       The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from May 1, 2007 through April 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 0.74% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Series.

(2)       ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP High Yield Series invests primarily in fixed income securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Series’ net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. We may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds.

Before selecting high yield corporate bonds, we carefully evaluate each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond’s payments.

We maintain a well-diversified portfolio of high yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

Delaware VIP High Yield Series strives to provide total return, with income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. We also may invest in bonds of foreign issuers in pursuit of its objective.

The Series’ investment objectives are non-fundamental. This means that the Board may change the Series’ objectives without obtaining shareholder approval. If the objectives were changed, we would notify shareholders at least 60 days before the change in the objectives became effective.

The securities we typically invest in

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities	How we use them Delaware VIP High Yield Series

High yield corporate bonds: Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody’s or, if unrated, that we believe are of comparable quality. These securities, also known as “junk bonds,” are considered to be of poor standing and predominantly speculative.

We may invest without limit in high yield corporate bonds and up to 15% of the Series’ net assets in defaulted bonds. Emphasis is typically on those rated BB or B by an NRSRO.

U.S. Government securities: Direct U.S. obligations including bills, notes, bonds, and other debt securities issued by the U.S. Treasury or securities of U.S. Government agencies or instrumentalities that are backed by the full faith and credit of the United States.

We may invest without limit in U.S. Government securities. However, they will typically be a small percentage of the portfolio because they generally do not offer as high a level of current income as high yield corporate bonds.

5

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP High Yield Series

Foreign government or corporate securities: Securities issued by foreign governments or supranational entities or foreign corporations.

A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the “World Bank”) is one example of a Supranational entity.

We may invest up to 15% of the Series’ total assets in securities of issuers domiciled in foreign countries, including both established countries and those with emerging markets. When investing in these foreign securities, we may not invest more than two-thirds of that 15% amount (that is, 10% of total assets) in any combination of non-dollar denominated securities and emerging market securities.

Zero coupon bonds and payment-in-kind (PIK) bonds: Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a price lower than their face amounts or par value.

PIK bonds pay interest or dividends in the form of additional bonds or preferred stock.

We may invest in zero coupon bonds and PIK bonds, though we do not expect this to be a significant component of our strategy. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences which, under certain conditions, could be adverse to the Series.

Repurchase agreements: An agreement between a buyer, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Series’ net assets in illiquid securities.

Loan participations: An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

We may loan up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions. We may invest in loans, including assignments and participation interests.

6

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP High Yield Series

Credit default swap agreements: In a credit default swap, a series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Credit default swaps may be considered to be illiquid.

We may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

We may also invest in other income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. We may also enter into options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in security transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will exceed 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

7

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Delaware VIP High Yield Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP High Yield Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on bonds that we believe will continue to pay interest regardless of interim market fluctuations. We do not try to predict overall bond market or interest rate movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.	The Series is subject to interest rate risk. We cannot eliminate that risk, but we do strive to manage it by monitoring economic conditions.

Credit risk is the risk that there is a possibility that a bond’s issuer will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

If there were a national credit crisis or an issuer were to become insolvent, principal values could be adversely affected.

Investment by a fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a fund of its initial investment and any anticipated income or appreciation will be uncertain. A series also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

We will not purchase more than 15% of the Series’ total assets in bonds which, at the time of purchase, are rated CCC by S&P or Caa by Moody’s or, if unrated, are of equivalent quality. If a bond held by the Series drops below this level or goes into default, the Series will begin to sell the security in an orderly manner, striving to minimize any adverse affect on the Series.

8

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP High Yield Series

Recession risk: Although the market for high yield bonds existed through periods of economic downturns, the high yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high yield debt securities to finance highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high yield market grew substantially. Some analysts believe a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

It is likely that protracted periods of economic uncertainty would cause an increase in volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults, and corresponding volatility in a series’ net asset value (NAV). In the past, uncertainty and volatility in the high yield market have resulted in volatility in a series’ NAV.

In striving to manage this risk, we allocate assets across a wide range of industry sectors. We may emphasize industries that have been less susceptible to economic cycles in the past, particularly if we believe that the economy may be entering into a period of slower growth.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. These risks are significantly higher for emerging markets securities. Non-dollar denominated securities also carry the risk of adverse changes in foreign currency exchange rates.

We may invest up to 15% of total assets in securities of issuers domiciled in foreign countries. When investing in these foreign securities, the Series may not invest more than two-thirds of that 15% amount (that is, 10% of total assets) in any combination of non-dollar denominated securities and emerging markets securities. We carefully evaluate the reward and risk associated with each foreign security that we consider.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP High Yield Series

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

A less liquid secondary market may have an adverse effect on the Series’ ability to dispose of particular issues, when necessary, to meet the Series’ liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, we evaluate the size of a bond issuance as a way to anticipate its likely liquidity level. We may invest only 15% of the Series’ net assets in illiquid securities.

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the Series without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objectives. We also research and continually monitor the creditworthiness of current or potential counterparties.

Valuation risk is the risk that a less liquid secondary market as described above can make it more difficult for a series to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.

Our privately placed high yield securities are particularly susceptible to the liquidity and valuation risks. We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the portfolio that can be allocated to privately placed high yield securities.

Redemption risk: If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Volatility in the high yield market could increase redemption risk. We strive to maintain a cash balance sufficient to meet any redemptions. We may also borrow money, if necessary, to meet redemptions.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP High Yield Series

Loans and other direct indebtedness involve the risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a series may involve revolving credit facilities or other standby financing commitments which obligate a series to pay additional cash on a certain date or on demand. These commitments may require a series to increase its investment in a company at a time when a series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a series is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a series may be required to rely upon another lending institution to collect and pass onto a series amounts payable with respect to the loan and to enforce a series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent a series from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a series.

These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets. As these securities may be illiquid, they would be subject to the Series’ restrictions on illiquid securities.

Legislative and regulatory risk: The United States Congress has from time to time taken or considered legislative actions that could adversely affect the high yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. Similar actions in the future could reduce liquidity for high yield issues, reduce the number of new high yield securities being issued, and could make it more difficult for a series to attain its investment objective.

We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on the Series’ portfolio.

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Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.65% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio manager

Timothy L. Rabe has primary responsibility for making day-to-day investment decisions for Delaware VIP High Yield Series. Mr. Rabe assumed primary responsibility for the Series in July 2002.

Timothy L. Rabe, CFA, Senior Vice President, Head of High Yield Investments, Senior Portfolio Manager
Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield fixed income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor’s degree in finance from the University of Illinois.

The SAI for the Series provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio manager Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio manager” for information about the portfolio manager of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

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Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*              Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

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Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP High Yield Series

	Year ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$5.910	$6.110	$5.690	$4.790	$5.220
Income (loss) from investment operations:
Net investment income(1)	0.473	0.434	0.437	0.489	0.517
Net realized and unrealized gain (loss) on investments and foreign currencies	0.226	(0.227)	0.332	0.804	(0.413)
Total from investment operations	0.699	0.207	0.769	1.293	0.104
Less dividends and distributions from:
Net investment income	(0.409)	(0.407)	(0.349)	(0.393)	(0.534)
Total dividends and distributions	(0.409)	(0.407)	(0.349)	(0.393)	(0.534)
Net asset value, end of period	$6.200	$5.910	$6.110	$5.690	$4.790
Total return(2)	12.45%	3.59%	14.25%	28.74%	1.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,576	$70,139	$65,418	$71,061	$48,089
Ratio of expenses to average net assets	0.78%	0.78%	0.75%	0.77%	0.78%
Ratio of net investment income to average net assets	8.01%	7.39%	7.66%	9.33%	10.96%
Portfolio turnover	132%	162%	429%	716%	587%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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ADDITIONAL INFORMATION

DELAWARE VIP HIGH YIELD SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP High Yield Series (Standard Class)	246493811

DELAWARE VIP TRUST

Delaware VIP High Yield Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP High Yield Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP High Yield Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	8
Disclosure of portfolio holdings information	12
Investment manager	12
Portfolio manager	12
Manager of managers structure	12
Who’s who?	12

Important information about the Series	page 13
Share classes	13
Salesperson and life company compensation	13
Purchase and redemption of shares	14
Payments to intermediaries	14
Valuation of shares	14
Fair valuation	14
Document delivery	15
Frequent trading of Series shares	15
Dividends, distributions, and taxes	17
Certain management considerations	17

Financial highlights	page 18

Additional information	Back cover

OVERVIEW: DELAWARE VIP HIGH YIELD SERIES

What are the Series’ investment objectives?

Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. Although the Series will strive to achieve its investment objectives, there is no assurance that it will.

What are the Series’ main investment strategies? Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, judged to be of comparable quality (80% policy). These are commonly known as “high yield bonds” or “junk bonds” and involve greater risks than investment-grade bonds. The Series also will invest in unrated bonds we judge to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond’s appreciation potential, as well as the issuer’s ability to make income and principal payments. The Series may have portfolio turnover in excess of 100%.

We may invest up to 25% of the Series’ total assets in foreign securities. Securities of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations, and less stringent regulatory standards.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. This Series will be affected primarily by declines in bond prices, which can be caused by adverse changes in interest rates, adverse economic conditions, or poor performance from specific industries or bond issuers. High yield bonds are rated below investment grade and are subject to greater risk that the issuer will be unable to make payments on interest and principal. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations, and less stringent regulatory standards. High portfolio turnover can increase a Series’ transaction costs and lower returns.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•        Investors with long-term financial goals

•        Investors looking for a fixed income investment that offers a combination of total return with high current income

•        Investors who want a total return-oriented income investment as a diversification tool for long-term, equity-oriented portfolios

Who should not invest in the Series

•        Investors with short-term financial goals

•        Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP High Yield Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP High Yield Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 10.76% for the quarter ended June 30, 2003 and its lowest quarterly return was -7.82% for the quarter ended June 30, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP High Yield Series Service Class	Bear Stearns High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 year	12.19%	11.64%
5 years	11.56%	9.98%
Lifetime	6.08%	2.23%*

The Series’ returns above are compared to the performance of the Bear Stearns High Yield Index. The Index includes all fixed income, non-convertible, U.S. dollar-denominated securities from the following countries only: Australia, Canada, United Kingdom, and United States; and meeting the following inclusion criteria at the beginning of the calculation month: issues rated BB+ or lower by S&P and rated Ba1 or lower by Moody’s Investors Service, Inc. (Moody’s); issues with an outstanding par value of not less than $100 million; issues with more than one year to their maturity date; and issues registered under Rule 144A of the Securities Act of 1933, as amended will be included. The Index also includes deferred coupon bonds, such as payment-in-kind, zero coupon, and step-up bonds. Issues in default are taken out of the Index at the end of the month in which the default occurs. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*  Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees(1)	0.65%
Distribution and service (12b-1) fees(2)	0.30%
Other expenses(3)	0.12%
Total annual fund operating expenses	1.07%
Fee waivers and payments	(0.08%)
Net expenses	0.99%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$101
3 years	$332
5 years	$582
10 years	$1,298

(1)  The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from May 1, 2007 through April 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 0.74% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Series.

(2)  Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(3)  “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP High Yield Series invests primarily in fixed income securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Series’ net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. We may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds.

Before selecting high yield corporate bonds, we carefully evaluate each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond’s payments.

We maintain a well-diversified portfolio of high yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

Delaware VIP High Yield Series strives to provide total return, with income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. We also may invest in bonds of foreign issuers in pursuit of its objective.

The Series’ investment objectives are non-fundamental. This means that the Board may change the Series’ objectives without obtaining shareholder approval. If the objectives were changed, we would notify shareholders at least 60 days before the change in the objectives became effective.

The securities we typically invest in

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities	How we use them Delaware VIP High Yield Series

High yield corporate bonds: Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody’s or, if unrated, that we believe are of comparable quality. These securities, also known as “junk bonds,” are considered to be of poor standing and predominantly speculative.

We may invest without limit in high yield corporate bonds and up to 15% of the Series’ net assets in defaulted bonds. Emphasis is typically on those rated BB or B by an NRSRO.

U.S. Government securities: Direct U.S. obligations including bills, notes, bonds, and other debt securities issued by the U.S. Treasury or securities of U.S. Government agencies or instrumentalities that are backed by the full faith and credit of the United States.

We may invest without limit in U.S. Government securities. However, they will typically be a small percentage of the portfolio because they generally do not offer as high a level of current income as high yield corporate bonds.

5

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP High Yield Series

Foreign government or corporate securities: Securities issued by foreign governments or supranational entities or foreign corporations.

A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the “World Bank”) is one example of a Supranational entity.

We may invest up to 15% of the Series’ total assets in securities of issuers domiciled in foreign countries, including both established countries and those with emerging markets. When investing in these foreign securities, we may not invest more than two-thirds of that 15% amount (that is, 10% of total assets) in any combination of non-dollar denominated securities and emerging market securities.

Zero coupon bonds and payment-in-kind (PIK) bonds: Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a price lower than their face amounts or par value.

PIK bonds pay interest or dividends in the form of additional bonds or preferred stock.

We may invest in zero coupon bonds and PIK bonds, though we do not expect this to be a significant component of our strategy. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences which, under certain conditions, could be adverse to the Series.

Repurchase agreements: An agreement between a buyer, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Series’ net assets in illiquid securities.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP High Yield Series

Loan participations: An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

We may loan up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions. We may invest in loans, including assignments and participation interests.

Credit default swap agreements: In a credit default swap, a series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Credit default swaps may be considered to be illiquid.

We may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

We may also invest in other income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. We may also enter into options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in security transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will exceed 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Delaware VIP High Yield Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP High Yield Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on bonds that we believe will continue to pay interest regardless of interim market fluctuations. We do not try to predict overall bond market or interest rate movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.	The Series is subject to interest rate risk. We cannot eliminate that risk, but we do strive to manage it by monitoring economic conditions.

Credit risk is the risk that there is a possibility that a bond’s issuer will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

If there were a national credit crisis or an issuer were to become insolvent, principal values could be adversely affected.

Investment by a fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a fund of its initial investment and any anticipated income or appreciation will be uncertain. A series also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

We will not purchase more than 15% of the Series’ total assets in bonds which, at the time of purchase, are rated CCC by S&P or Caa by Moody’s or, if unrated, are of equivalent quality. If a bond held by the Series drops below this level or goes into default, the Series will begin to sell the security in an orderly manner, striving to minimize any adverse affect on the Series.

8

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP High Yield Series

Recession risk: Although the market for high yield bonds existed through periods of economic downturns, the high yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high yield debt securities to finance highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high yield market grew substantially. Some analysts believe a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

It is likely that protracted periods of economic uncertainty would cause an increase in volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults, and corresponding volatility in a series’ net asset value (NAV). In the past, uncertainty and volatility in the high yield market have resulted in volatility in a series’ NAV.

In striving to manage this risk, we allocate assets across a wide range of industry sectors. We may emphasize industries that have been less susceptible to economic cycles in the past, particularly if we believe that the economy may be entering into a period of slower growth.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. These risks are significantly higher for emerging markets securities. Non-dollar denominated securities also carry the risk of adverse changes in foreign currency exchange rates.

We may invest up to 15% of total assets in securities of issuers domiciled in foreign countries. When investing in these foreign securities, the Series may not invest more than two-thirds of that 15% amount (that is, 10% of total assets) in any combination of non-dollar denominated securities and emerging markets securities. We carefully evaluate the reward and risk associated with each foreign security that we consider.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP High Yield Series

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

A less liquid secondary market may have an adverse effect on the Series’ ability to dispose of particular issues, when necessary, to meet the Series’ liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, we evaluate the size of a bond issuance as a way to anticipate its likely liquidity level.

We may invest only 15% of the Series’ net assets in illiquid securities.

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the Series without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objectives. We also research and continually monitor the creditworthiness of current or potential counterparties.

Valuation risk is the risk that a less liquid secondary market as described above can make it more difficult for a series to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.

Our privately placed high yield securities are particularly susceptible to the liquidity and valuation risks. We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the portfolio that can be allocated to privately placed high yield securities.

Redemption risk: If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Volatility in the high yield market could increase redemption risk. We strive to maintain a cash balance sufficient to meet any redemptions. We may also borrow money, if necessary, to meet redemptions.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP High Yield Series

Loans and other direct indebtedness involve the risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a series may involve revolving credit facilities or other standby financing commitments which obligate a series to pay additional cash on a certain date or on demand. These commitments may require a series to increase its investment in a company at a time when a series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a series is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a series may be required to rely upon another lending institution to collect and pass onto a series amounts payable with respect to the loan and to enforce a series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent a series from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a series.

These risks may not be completely eliminated, but we will attempt to reduce these risks through portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets. As these securities may be illiquid, they would be subject to the Series’ restrictions on illiquid securities.

Legislative and regulatory risk: The United States Congress has from time to time taken or considered legislative actions that could adversely affect the high yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. Similar actions in the future could reduce liquidity for high yield issues, reduce the number of new high yield securities being issued, and could make it more difficult for a series to attain its investment objective.

We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on the Series’ portfolio.

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Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.65% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio manager

Timothy L. Rabe has primary responsibility for making day-to-day investment decisions for Delaware VIP High Yield Series. Mr. Rabe assumed primary responsibility for the Series in July 2002.

Timothy L. Rabe, CFA, Senior Vice President, Head of High Yield Investments, Senior Portfolio Manager
Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield fixed income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor’s degree in finance from the University of Illinois.

The SAI for the Series provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

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Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio manager Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio manager” for information about the portfolio manager of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*  Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

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Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may

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differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

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The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or

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exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP High Yield Series

	Year Ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$5.900	$6.100	$5.680	$4.780	$5.220
Income (loss) from investment operations:
Net investment income(1)	0.458	0.419	0.423	0.477	0.510
Net realized and unrealized gain (loss) on investments and foreign currencies	0.226	(0.226)	0.334	0.809	(0.424)
Total from investment operations	0.684	0.193	0.757	1.286	0.086
Less dividends and distributions from:
Net investment income	(0.394)	(0.393)	(0.337)	(0.386)	(0.526)
Total dividends and distributions	(0.394)	(0.393)	(0.337)	(0.386)	(0.526)
Net asset value, end of period	$6.190	$5.900	$6.100	$5.680	$4.780
Total return(2)	12.19%	3.34%	14.02%	28.61%	1.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,768	$162,384	$130,983	$68,295	$13,529
Ratio of expenses to average net assets	1.03%	1.03%	1.00%	0.99%	0.93%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.08%	1.08%	1.05%	1.02%	0.93%
Ratio of net investment income to average net assets	7.76%	7.14%	7.41%	9.11%	10.81%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	7.71%	7.09%	7.36%	9.08%	10.81%
Portfolio turnover	132%	162%	429%	716%	587%

(1)  The average shares outstanding method has been applied for per share information.

(2)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP HIGH YIELD SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP High Yield Series (Service Class)	246493829

DELAWARE VIP TRUST

Delaware VIP International Value Equity Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP International Value Equity Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP International Value Equity Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	9
Portfolio managers	11
Manager of managers structure	11
Who’s who?	12

Important information about the Series	page 12
Share classes	12
Salesperson and life company compensation	12
Purchase and redemption of shares	13
Payments to intermediaries	13
Valuation of shares	13
Fair valuation	14
Document delivery	14
Frequent trading of Series shares	14
Dividends, distributions, and taxes	16
Certain management considerations	16

Financial highlights	page 17

Additional information	Back cover

OVERVIEW: DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

What is the Series’ investment objective? The Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series’ total assets will be invested in equity securities of issuers from foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income outside of the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy).

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The portfolio management team focuses on out of favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

•                  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•                  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value or if the factors that we believe will increase the price of the security do not occur. This Series will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Series invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and generally more lax accounting and regulatory standards.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for a portfolio of equity securities from foreign countries

•                  Investors seeking a measure of capital appreciation and income

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Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to accept the risks of investing in foreign securities

•                  Investors looking for an investment that provides a high level of income

•                  Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP International Value Equity Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one-, five-, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP International Value Equity Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 23.10% for the quarter ended June 30, 2003 and its lowest quarterly return was -19.65% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	Delaware VIP International Value Equity Series Standard Class	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 year	23.59%	26.86%
5 years	16.90%	15.43%
10 years	10.05%	8.06%

The Series’ returns above are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index. The Index is an international index including stocks traded on 20 exchanges in Europe, Australasia, and the Far East weighted by capitalization. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.15%
Total annual fund operating expenses	1.00%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$102
3 years	$318
5 years	$552
10 years	$1,225

(1)  ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal. The Series’ portfolio management team invests primarily in equity securities, including common or ordinary stocks, which provide the potential for capital appreciation. The team’s strategy would commonly be described as a value strategy. That is, the portfolio management team strives to purchase stocks that are selling for less than what it believes their value is.

In selecting foreign stocks, the portfolio management team’s philosophy is based on the concept that adversity creates opportunity and that transitory problems can be overcome by well-managed companies. The team uses an approach that combines quantitative, valuation-based screening at the early stages followed by comprehensive company, and industry specific research. The team’s philosophy and process are based on the concept that valuation screens serve solely as a starting point in the creation of a portfolio of undervalued stocks because accounting measures only approximate the intrinsic value of any company. The team’s investment universe segmentation prioritizes its research and its bottom-up contrarian investment style seeks to identify mispriced securities.

The portfolio management team may purchase securities in any foreign country, developed or emerging; however, the portfolio management team currently anticipates investing in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Mexico, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, and the United Kingdom. While this is a representative list, the Series may also invest in countries not listed here.

The portfolio management team generally maintains a long-term focus in the Series, seeking companies that it believes will perform well over the next three to five years.

Delaware VIP International Value Equity Series uses the same investment strategy as Delaware International Value Equity Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How the Series uses them Delaware VIP International Value Equity Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	We will invest the Series’ assets in common stocks, some of which will be dividend-paying stocks.

Investment company securities: In some countries, investments by U.S. mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

We may hold investment company securities if we believe that the country offers good investment opportunities. Such investment companies may be either open-end or closed-end investment companies. These investments involve an indirect payment by a Series’ shareholder of a portion of the expenses of the other investment companies, including their advisory fees.

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The securities we typically invest in (continued)

Securities	How the Series uses them Delaware VIP International Value Equity Series

Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

We may invest in securities issued in any currency and hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the euro.

Although we value the Series’ assets daily in U.S. dollars, we do not intend to convert the Series’ holdings of foreign currencies into U.S. dollars on a daily basis. We will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions. We may conduct the Series’ foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Series’ current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and similar types of depositary receipts: ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs, EDRs, and GDRs, generally focusing on those whose underlying securities are issued by foreign entities.

To determine whether to purchase a security in a foreign market or through depositary receipts, we evaluate the price levels, the transaction costs, taxes, and administrative costs involved with each security to identify the most efficient choice.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

6

The securities we typically invest in (continued)

Securities	How the Series uses them Delaware VIP International Value Equity Series

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We may enter into repurchase agreements in which the collateral is any security that we may invest in, but we normally use U.S. Government securities as collateral.

We may also invest in other securities, including preferred stocks, convertible securities, warrants, futures, and options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign governments, their agencies, instrumentalities, or political subdivisions; the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government; or other high-quality, short-term instruments. We may also invest all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by Standard & Poor’s (S&P), or Aa or better by Moody’s Investors Service, Inc. (Moody’s) or, if unrated, will be determined to be of comparable quality. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP International Value Equity Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How the Series strives to manage them Delaware VIP International Value Equity Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

A stock price is a “value” when it is less than the price at which we believe it would trade if the market reflected all of the factors relating to the company’s worth. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value and bid up the price, if the markets favor other companies thought to be growing at a faster pace or if the factors that we believe will increase the price of the security do not occur.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. In deciding what portion of the Series’ portfolio should be invested in any individual country, we evaluate a variety of factors, including opportunities and risks relative to other countries.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We typically hold a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Series.

Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Series’ currency risk by purchasing foreign currency exchange contracts. If we agree to purchase or sell foreign securities at a pre-set price on a future date, we attempt to protect the value of a security we own from future changes in currency rates. If we have agreed to purchase or sell a security, we may also use foreign currency exchange contracts to “lock-in” the security’s price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy will be successful.

Political risk is the risk that countries or the entire region where a series invests may experience political instability. This may cause greater fluctuation in the value and liquidity of a series’ investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

We evaluate the political situations in the countries where we invest and take into account any potential risks before selecting securities for the portfolio. However, there is no way to eliminate political risk when investing internationally.

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The risks of investing in the Series (continued)

Risks	How the Series strives to manage them Delaware VIP International Value Equity Series

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

The Series, to the limited extent that we invest in emerging markets, is subject to the risk. If we were to invest in emerging markets, we would carefully select securities and consider all relevant risks associated with an individual company.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.	We will attempt to reduce these risks by investing in a number of different countries, and noting trends in the economy, industries, and financial markets.

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.

We conduct fundamental research on the companies in which we invest rather than relying solely on information available through financial reporting. We believe this will help to uncover any potential weaknesses in individual companies.

Transaction costs risk is the risk that the costs of buying, selling and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

We strive to monitor transaction costs and to choose an efficient trading strategy for the Series.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.85% of the Series’ average daily net assets during the last fiscal year.

Prior to September 24, 2004, Mondrian Investment Partners Limited (Mondrian), formerly known as Delaware International Advisers, Ltd., served as the Series’ manager. On September 25, 2004, Mondrian became the Series’ sub-advisor. Effective May 1, 2006, Mondrian no longer served as the sub-adviser for the Series and the Manager became responsible for the day-to-day management of the Series.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

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The Delaware International Equity Composite Performance

The following information presents the past performance of the Delaware International Value Equity Composite (Composite), which is a composite of accounts managed by the Delaware International Equity Team. The Delaware International Equity Team is the portfolio management team that manages the Delaware VIP International Value Equity Series. The Composite seeks to provide value-added returns and overall portfolio diversification to investors by investing in carefully selected companies, primarily located outside of the U.S. in all market capitalizations. The Composite is comprised of all accounts under discretionary management by the portfolio management team that have investment objectives, policies, and strategies substantially similar to those of the Delaware VIP International Value Equity Series. The historical performance shown for the Composite has been prepared and presented in accordance with the Global Investment Performance Standards (GIPS®). Past performance is not an indication of future results. The GIPS method for computing historical performance differs from the method used for computing historical performance of investment companies.

The historical performance of the Composite is not the performance of the Delaware VIP International Value Equity Series, and is not necessarily indicative of how the Delaware VIP International Value Equity Series would have performed in the past or will perform in the future. The Delaware VIP International Value Equity Series’ actual performance may vary significantly from the past performance of the Composite. The Delaware VIP International Value Equity Series’ performance in the future will be different from the Composite’s performance due to factors such as differences in cash flows into and out of the Delaware VIP International Value Equity Series and advisory accounts included in the Composite, and different fees, expenses, performance calculation methods, and portfolio sizes and composition. In addition, the accounts included in the Composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code (Code), which, if applicable, can have a negative impact on performance. Application of these limitations, requirements and restrictions may have had an adverse effect on the performance results of the Composite. If the Delaware VIP International Value Equity Series’ higher expenses were reflected, the performance of the Composite would be lower.

Year	Delaware International Value Equity Composite - Gross Return(1)	Delaware International Value Equity Composite - Net Return(1)	MSCI ACWI Free ex U.S. Net Dividends(2)	MSCI EAFE Net Dividends(3)
2006	30.38%	29.53%	25.71%	26.34%
2005	14.31%	13.55%	14.47%	13.55%
2004	24.84%	23.87%	20.38%	20.25%
2003	46.60%	45.45%	39.42%	38.63%
2002	-11.53%	-12.23%	-15.80%	-15.94%
2001	-13.25%	-13.85%	-21.40%	-21.45%
2000	-9.67%	-10.00%	-13.37%	-14.16%
1999	20.41%	19.97%	27.93%	26.97%
1998	5.13%	4.36%	18.76%	19.97%

(1)

Performance results for the period April 1 through June 21, 2005 occurred while members of the portfolio management team were affiliated with Arborway Capital prior to the acquisition of its assets by the Manager. Performance results for the period April 30, 2002 through March 31, 2005 occurred while members of the portfolio management team were affiliated with Thomas Weisel Asset Management LLC (TWAM). Performance results presented prior to April 30, 2002 occurred while members of the International Value Equity Team were affiliated with ValueQuest/TA LLC prior to the acquisition of its assets by TWAM. Accordingly, composite assets prior to June 21, 2005 constituted a portion of the total firm assets of other firms.

Performance results are shown as total returns, net of dividend withholding taxes, assume reinvestment of dividends and capital gains as well as no reductions for taxes, are presented before and after the deduction of the Manager’s investment advisory fees, and are calculated in U.S. dollars. After inclusion of management fees, annualized performance for the one-year, five-year, and lifetime periods as of December 31, 2006 would have been 30.38%, 19.25%, and 10.17%, respectively.

(2)

The MSCI ACWI Free ex U.S. including Net Dividends is the benchmark from January 2001 to June 2005. The MSCI ACWI Free ex-U.S. Gross Index is the benchmark for this composite from inception through December 2000.

(3)

The MSCI EAFE Net Dividends is the benchmark from June 21, 2005 to present and was changed to more accurately reflect the investment strategy represented by the Composite. Dividends on securities in the Index are assumed to be reinvested after deduction of withholding taxes, applying the rate to non-resident individuals who do not benefit from double taxation treaties. The Index uses withholding tax rates applicable to Luxembourg holding companies (as Luxembourg applies the highest rates). As of June 30, 2006, investments in securities not included in this benchmark represented 11.20% of composite holdings.

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Portfolio managers

Zoë A. Neale has primary responsibility for making the day-to-day investment decisions for the Series. In making investment decisions for the Series, Ms. Neale regularly consults with Mr. Edward A. “Ned” Gray, and Mr. Todd A. Bassion and they are assisted by a team of investment professionals.

Zoë A. Neale, Senior Vice President, Chief Investment Officer — International Equity
Ms. Neale joined Delaware Investments in June 2005 to develop the firm’s International Value Equity strategies, from Arborway Capital, which she co-founded in January 2005. Previously she ran the International Value Strategies business at TWAM. She joined TWAM when it acquired ValueQuest/TA in 2002. Ms. Neale started at ValueQuest in 1996 and served as a senior investment professional with portfolio management and global research responsibilities for several sectors. Prior to ValueQuest, she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist research responsibilities. Ms. Neale earned a bachelor’s degree in economics from the University of Texas, Austin, and an MBA from Northeastern University.

Todd A. Bassion, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Bassion joined Delaware Investments in June 2005 as a senior analyst on the firm’s International Value Equity team. He takes a lead role in generating and researching new companies for the portfolios as well as providing input on ongoing portfolio management. Mr. Bassion previously worked at Arborway Capital, where he was a key part of the team that started at ValueQuest/TA and moved to Thomas Weisel Asset Management with its acquisition of ValueQuest/TA in 2002. Mr. Bassion, who joined ValueQuest/TA in 2000, served as a research associate there. Mr. Bassion earned a bachelor’s degree in economics from Colorado College.

Edward A. “Ned” Gray, CFA, Vice President, Senior Portfolio Manager
Mr. Gray joined Delaware Investments in June 2005 to develop the firm’s International Value Equity team, from Arborway Capital, which he co-founded in January 2005. He previously worked in the investment management business at Thomas Weisel Asset Management, and ValueQuest, which was acquired by TWAM in 2002. At ValueQuest, which he joined in 1987, Mr. Gray served as a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Mr. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*      Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

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The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

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Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

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Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

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Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

16

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP International Value Equity Series

	Year ended 12/31
Standard Class	2006	2005	2004	2003	2002

Net asset value, beginning of period	$20.380	$18.550	$15.660	$11.550	$13.900
Income (loss) from investment operations:
Net investment income(1)	0.512	0.496	0.396	0.373	0.254
Net realized and unrealized gain (loss) on investments and foreign currencies	4.043	1.838	2.920	4.355	(1.556)
Total from investment operations	4.555	2.334	3.316	4.728	(1.302)
Less dividends and distributions from:
Net investment income	(0.616)	(0.291)	(0.426)	(0.314)	(0.284)
Net realized gain on investments	(1.219)	(0.213)	—	(0.304)	(0.764)
Total dividends and distributions	(1.835)	(0.504)	(0.426)	(0.618)	(1.048)
Net asset value, end of period	$23.100	$20.380	$18.550	$15.660	$11.550
Total return(2)	23.59%	12.87%	21.79%	43.44%	(10.40%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,017	$161,293	$164,544	$167,813	$142,065
Ratio of expenses to average net assets	1.01%	1.00%	0.99%	0.98%	0.98%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.01%	1.02%	0.99%	0.99%	1.02%
Ratio of net investment income to average net assets	2.44%	2.63%	2.46%	2.96%	1.99%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.44%	2.61%	2.46%	2.95%	1.95%
Portfolio turnover	114%	8%	10%	11%	13%

(1)	The average shares outstanding method has been applied for per share information.
(2)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

17

ADDITIONAL INFORMATION

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP International Value Equity Series (Standard Class)	246493761

DELAWARE VIP TRUST

Delaware VIP International Value Equity Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP International Value Equity Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP International Value Equity Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	9
Portfolio managers	11
Manager of managers structure	11
Who’s who?	12

Important information about the Series	page 12
Share classes	12
Salesperson and life company compensation	13
Purchase and redemption of shares	13
Payments to intermediaries	13
Valuation of shares	14
Fair valuation	14
Document delivery	14
Frequent trading of Series shares	14
Dividends, distributions, and taxes	16
Certain management considerations	16

Financial highlights	page 17

Additional information	Back cover

OVERVIEW: DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

What is the Series’ investment objective? The Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series’ total assets will be invested in equity securities of issuers from foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income outside of the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy).

The portfolio management team searches for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace. These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The portfolio management team believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the team’s estimate of intrinsic value. The portfolio management team focuses on out of favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

•                  Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the team’s understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

•                  The portfolio management team places great emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The team constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value or if the factors that we believe will increase the price of the security do not occur. This Series will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Series invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and generally more lax accounting and regulatory standards.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for a portfolio of equity securities from foreign countries

•                  Investors seeking a measure of capital appreciation and income

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to accept the risks of investing in foreign securities

•                  Investors looking for an investment that provides a high level of income

•                  Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP International Value Equity Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP International Value Equity Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 23.08% for the quarter ended June 30, 2003 and its lowest quarterly return was -19.63% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	Delaware VIP International Value Equity Series Service Class	Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 year	23.24%	26.86%
5 years	16.63%	15.43%
Lifetime	11.03%	9.80%*

The Series’ returns above are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index. The Index is an international index including stocks traded on 20 exchanges in Europe, Australasia, and the Far East weighted by capitalization. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index returns reflect the returns from May 31, 2000 through December 31, 2006.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.85%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.15%
Total annual fund operating expenses	1.30%
Fee waivers and payments	(0.05%)
Net expenses	1.25%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$127
3 years	$407
5 years	$708
10 years	$1,563

(1)       Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal. The Series’ portfolio management team invests primarily in equity securities, including common or ordinary stocks, which provide the potential for capital appreciation. The team’s strategy would commonly be described as a value strategy. That is, the portfolio management team strives to purchase stocks that are selling for less than what it believes their value is.

In selecting foreign stocks, the portfolio management team’s philosophy is based on the concept that adversity creates opportunity and that transitory problems can be overcome by well-managed companies. The team uses an approach that combines quantitative, valuation-based screening at the early stages followed by comprehensive company, and industry specific research. The team’s philosophy and process are based on the concept that valuation screens serve solely as a starting point in the creation of a portfolio of undervalued stocks because accounting measures only approximate the intrinsic value of any company. The team’s investment universe segmentation prioritizes its research and its bottom-up contrarian investment style seeks to identify mispriced securities.

The portfolio management team may purchase securities in any foreign country, developed or emerging; however, the portfolio management team currently anticipates investing in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Mexico, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, and the United Kingdom. While this is a representative list, the Series may also invest in countries not listed here.

The portfolio management team generally maintains a long-term focus in the Series, seeking companies that it believes will perform well over the next three to five years.

Delaware VIP International Value Equity Series uses the same investment strategy as Delaware International Value Equity Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How the Series uses them Delaware VIP International Value Equity Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	We will invest the Series’ assets in common stocks, some of which will be dividend-paying stocks.

Investment company securities: In some countries, investments by U.S. mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

We may hold investment company securities if we believe that the country offers good investment opportunities. Such investment companies may be either open-end or closed-end investment companies. These investments involve an indirect payment by a Series’ shareholder of a portion of the expenses of the other investment companies, including their advisory fees.

5

The securities we typically invest in (continued)

Securities	How the Series uses them Delaware VIP International Value Equity Series

Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

We may invest in securities issued in any currency and hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the euro.

Although we value the Series’ assets daily in U.S. dollars, we do not intend to convert the Series’ holdings of foreign currencies into U.S. dollars on a daily basis. We will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions.  We may conduct the Series’ foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Series’ current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and similar types of depositary receipts: ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs, EDRs, and GDRs, generally focusing on those whose underlying securities are issued by foreign entities.

To determine whether to purchase a security in a foreign market or through depositary receipts, we evaluate the price levels, the transaction costs, taxes, and administrative costs involved with each security to identify the most efficient choice.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

6

The securities we typically invest in (continued)

Securities	How the Series uses them Delaware VIP International Value Equity Series

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We may enter into repurchase agreements in which the collateral is any security that we may invest in, but we normally use U.S. Government securities as collateral.

We may also invest in other securities, including preferred stocks, convertible securities, warrants, futures, and options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use relating to short-sales or other securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign governments, their agencies, instrumentalities, or political subdivisions; the U.S. Government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. Government; or other high-quality, short-term instruments. We may also invest all or a substantial portion of the Series’ assets in high-quality debt instruments issued by foreign or U.S. companies. Any corporate debt obligations will be rated AA or better by Standard & Poor’s (S&P), or Aa or better by Moody’s Investors Service, Inc. (Moody’s) or, if unrated, will be determined to be of comparable quality. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

7

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP International Value Equity Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How the Series strives to manage them Delaware VIP International Value Equity Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

A stock price is a “value” when it is less than the price at which we believe it would trade if the market reflected all of the factors relating to the company’s worth. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value and bid up the price, if the markets favor other companies thought to be growing at a faster pace or if the factors that we believe will increase the price of the security do not occur.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. In deciding what portion of the Series’ portfolio should be invested in any individual country, we evaluate a variety of factors, including opportunities and risks relative to other countries.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We typically hold a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Series.

Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

 We may try to hedge the Series’ currency risk by purchasing foreign currency exchange contracts. If we agree to purchase or sell foreign securities at a pre-set price on a future date, we attempt to protect the value of a security we own from future changes in currency rates. If we have agreed to purchase or sell a security, we may also use foreign currency exchange contracts to “lock-in” the security’s price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy will be successful.

8

The risks of investing in the Series (continued)

Risks	How the Series strives to manage them Delaware VIP International Value Equity Series

Political risk is the risk that countries or the entire region where a series invests may experience political instability. This may cause greater fluctuation in the value and liquidity of a series’ investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

We evaluate the political situations in the countries where we invest and take into account any potential risks before selecting securities for the portfolio. However, there is no way to eliminate political risk when investing internationally.

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

The Series, to the limited extent that we invest in emerging markets, is subject to the risk. If we were to invest in emerging markets, we would carefully select securities and consider all relevant risks associated with an individual company.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.	We will attempt to reduce these risks by investing in a number of different countries, and noting trends in the economy, industries, and financial markets.

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.

We conduct fundamental research on the companies in which we invest rather than relying solely on information available through financial reporting. We believe this will help to uncover any potential weaknesses in individual companies.

Transaction costs risk is the risk that the costs of buying, selling and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

We strive to monitor transaction costs and to choose an efficient trading strategy for the Series.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.85% of the Series’ average daily net assets during the last fiscal year.

Prior to September 24, 2004, Mondrian Investment Partners Limited (Mondrian), formerly known as Delaware International Advisers, Ltd., served as the Series’ manager. On September 25, 2004, Mondrian became the Series’ sub-advisor. Effective May 1, 2006, Mondrian no longer served as the sub-adviser for the Series and the Manager became responsible for the day-to-day management of the Series.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

9

The Delaware International Equity Composite Performance

The following information presents the past performance of the Delaware International Value Equity Composite (Composite), which is a composite of accounts managed by the Delaware International Equity Team. The Delaware International Equity Team is the portfolio management team that manages the Delaware VIP International Value Equity Series. The Composite seeks to provide value-added returns and overall portfolio diversification to investors by investing in carefully selected companies, primarily located outside of the U.S. in all market capitalizations. The Composite is comprised of all accounts under discretionary management by the portfolio management team that have investment objectives, policies, and strategies substantially similar to those of the Delaware VIP International Value Equity Series. The historical performance shown for the Composite has been prepared and presented in accordance with the Global Investment Performance Standards (GIPS®). Past performance is not an indication of future results. The GIPS method for computing historical performance differs from the method used for computing historical performance of investment companies.

The historical performance of the Composite is not the performance of the Delaware VIP International Value Equity Series, and is not necessarily indicative of how the Delaware VIP International Value Equity Series would have performed in the past or will perform in the future. The Delaware VIP International Value Equity Series’ actual performance may vary significantly from the past performance of the Composite. The Delaware VIP International Value Equity Series’ performance in the future will be different from the Composite’s performance due to factors such as differences in cash flows into and out of the Delaware VIP International Value Equity Series and advisory accounts included in the Composite, and different fees, expenses, performance calculation methods, and portfolio sizes and composition. In addition, the accounts included in the Composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code (Code), which, if applicable, can have a negative impact on performance. Application of these limitations, requirements and restrictions may have had an adverse effect on the performance results of the Composite. If the Delaware VIP International Value Equity Series’ higher expenses were reflected, the performance of the Composite would be lower.

Year	Delaware International Value Equity Composite–Gross Return(1)	Delaware International Value Equity Composite–Net Return(1)	MSCI ACWI Free ex U.S. Net Dividends(2)	MSCI EAFE Net Dividends(3)
2006	30.38%	29.53%	25.71%	26.34%
2005	14.31%	13.55%	14.47%	13.55%
2004	24.84%	23.87%	20.38%	20.25%
2003	46.60%	45.45%	39.42%	38.63%
2002	-11.53%	-12.23%	-15.80%	-15.94%
2001	-13.25%	-13.85%	-21.40%	-21.45%
2000	-9.67%	-10.00%	-13.37%	-14.16%
1999	20.41%	19.97%	27.93%	26.97%
1998	5.13%	4.36%	18.76%	19.97%

(1)       Performance results for the period April 1 through June 21, 2005 occurred while members of the portfolio management team were affiliated with Arborway Capital prior to the acquisition of its assets by the Manager. Performance results for the period April 30, 2002 through March 31, 2005 occurred while members of the portfolio management team were affiliated with Thomas Weisel Asset Management LLC (TWAM). Performance results presented prior to April 30, 2002 occurred while members of the International Value Equity Team were affiliated with ValueQuest/TA LLC prior to the acquisition of its assets by TWAM. Accordingly, composite assets prior to June 21, 2005 constituted a portion of the total firm assets of other firms.

Performance results are shown as total returns, net of dividend withholding taxes, assume reinvestment of dividends and capital gains as well as no reductions for taxes, are presented before and after the deduction of the Manager’s investment advisory fees, and are calculated in U.S. dollars. After inclusion of management fees, annualized performance for the one-year, five-year, and lifetime periods as of December 31, 2006 would have been 30.38%, 19.25%, and 10.17%, respectively.

(2)       The MSCI ACWI Free ex U.S. including Net Dividends is the benchmark from January 2001 to June 2005. The MSCI ACWI Free ex-U.S. Gross Index is the benchmark for this composite from inception through December 2000.

(3)       The MSCI EAFE Net Dividends is the benchmark from June 21, 2005 to present and was changed to more accurately reflect the investment strategy represented by the Composite. Dividends on securities in the Index are assumed to be reinvested after deduction of withholding taxes, applying the rate to non-resident individuals who do not benefit from double taxation treaties. The Index uses withholding tax rates applicable to Luxembourg holding companies (as Luxembourg applies the highest rates). As of June 30, 2006, investments in securities not included in this benchmark represented 11.20% of composite holdings.

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Portfolio managers

Zoë A. Neale has primary responsibility for making the day-to-day investment decisions for the Series. In making investment decisions for the Series, Ms. Neale regularly consults with Mr. Edward A. “Ned” Gray, and Mr. Todd A. Bassion and they are assisted by a team of investment professionals.

Zoë A. Neale, Senior Vice President, Chief Investment Officer — International Equity
Ms. Neale joined Delaware Investments in June 2005 to develop the firm’s International Value Equity strategies, from Arborway Capital, which she co-founded in January 2005. Previously she ran the International Value Strategies business at TWAM. She joined TWAM when it acquired ValueQuest/TA in 2002. Ms. Neale started at ValueQuest in 1996 and served as a senior investment professional with portfolio management and global research responsibilities for several sectors. Prior to ValueQuest, she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist research responsibilities. Ms. Neale earned a bachelor’s degree in economics from the University of Texas, Austin, and an MBA from Northeastern University.

Todd A. Bassion, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Mr. Bassion joined Delaware Investments in June 2005 as a senior analyst on the firm’s International Value Equity team. He takes a lead role in generating and researching new companies for the portfolios as well as providing input on ongoing portfolio management. Mr. Bassion previously worked at Arborway Capital, where he was a key part of the team that started at ValueQuest/TA and moved to Thomas Weisel Asset Management with its acquisition of ValueQuest/TA in 2002. Mr. Bassion, who joined ValueQuest/TA in 2000, served as a research associate there. Mr. Bassion earned a bachelor’s degree in economics from Colorado College.

Edward A. “Ned” Gray, CFA, Vice President, Senior Portfolio Manager
Mr. Gray joined Delaware Investments in June 2005 to develop the firm’s International Value Equity team, from Arborway Capital, which he co-founded in January 2005. He previously worked in the investment management business at Thomas Weisel Asset Management, and ValueQuest, which was acquired by TWAM in 2002. At ValueQuest, which he joined in 1987, Mr. Gray served as a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Mr. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
12b-1 Fee to Dealer (annual rate of average daily net assets)	0.30%

*             Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

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Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP International Value Equity Series

	Year Ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$20.350	$18.520	$15.650	$11.550	$13.900
Income (loss) from investment operations:
Net investment income(1)	0.459	0.449	0.356	0.345	0.236
Net realized and unrealized gain (loss) on investments and foreign currencies	4.029	1.845	2.911	4.355	(1.559)
Total from investment operations	4.488	2.294	3.267	4.700	(1.323)
Less dividends and distributions from:
Net investment income	(0.569)	(0.251)	(0.397)	(0.296)	(0.263)
Net realized gain on investments	(1.219)	(0.213)	—	(0.304)	(0.764)
Total dividends and distributions	(1.788)	(0.464)	(0.397)	(0.600)	(1.027)
Net asset value, end of period	$23.050	$20.350	$18.520	$15.650	$11.550
Total return(2)	23.24%	12.65%	21.44%	43.11%	(10.54%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60	$62	$95	$109	$54
Ratio of expenses to average net assets	1.26%	1.25%	1.24%	1.20%	1.13%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.31%	1.32%	1.29%	1.24%	1.17%
Ratio of net investment income to average net assets	2.19%	2.38%	2.21%	2.74%	1.84%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.14%	2.31%	2.16%	2.70%	1.80%
Portfolio turnover	114%	8%	10%	11%	13%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP International Value Equity Series (Service Class)	246493779

DELAWARE VIP TRUST

Delaware VIP REIT Series

Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP REIT Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP REIT Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	8
Disclosure of portfolio holdings information	10
Investment manager	10
Portfolio managers	10
Manager of managers structure	11
Who’s who?	11

Important information about the Series	page 12
Share classes	12
Salesperson and life company compensation	12
Purchase and redemption of shares	13
Payments to intermediaries	13
Valuation of shares	13
Fair valuation	14
Document delivery	14
Frequent trading of Series shares	14
Dividends, distributions, and taxes	16
Certain management considerations	16

Financial highlights	page 17

Additional information	Back cover

OVERVIEW: DELAWARE VIP REIT SERIES

What are the Series’ investment objectives? Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective. Although the Series will strive to achieve its investment objectives, there is no assurance that it will.

What are the Series’ main investment strategies? Delaware VIP REIT Series invests in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).

In managing the Delaware VIP REIT Series, we strive to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT’s management team. We generally look for management teams that:

•  retain a substantial portion of the properties’ cash flow;

•  effectively use capital to expand;

•  have a strong ability to raise rents; and

•  can create a franchise value for the REIT.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. In addition, the Series’ share price and yield will fluctuate in response to movements in stock prices.

Because we concentrate our investments in the real estate industry, the Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. Its investments may tend to fluctuate more in value than a portfolio that invests in a broader range of industries. If the Series holds real estate directly as a result of defaults or receives rental income from its real estate holdings, its tax status as a regulated investment company could be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs we hold use floating rate debt to finance their ongoing operations.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•  Investors seeking a high level of total return

•  Investors willing to invest in equity securities of companies principally engaged in the real estate industry

•  Investors looking to diversify their equity holdings by adding exposure to the real estate markets

Who should not invest in the Series

•  Investors unwilling to accept the risks of investing in the real estate industry, as well as in a non-diversified fund

•  Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Delaware VIP REIT Series is considered “non-diversified” as defined in the Investment Company Act of 1940, as amended (1940 Act). That means the Series may allocate more of its net assets to investments in single securities than a “diversified” fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risk and volatility.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP REIT Series Standard Class. We show how the annual returns for the Series have varied over the past eight calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP REIT Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 14.25% for the quarter ended December 31, 2004 and its lowest quarterly return was -8.59% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	Delaware VIP	NAREIT Equity REIT Index
	REIT Series	(reflects no deduction for fees,
	Standard Class	expenses, or taxes)
1 year	32.63%	35.06%
5 years	21.21%	23.20%
Lifetime	14.81%	15.17%*

The Series’ returns above are compared to the performance of the NAREIT Equity REIT Index. The Index is a benchmark of REITs that invest in many types of U.S. property. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*      Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 4, 1998. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 1998 through December 31, 2006.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.   Maximum sales charge (load) imposed on

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees(1)	0.73%
Distribution and service (12b-1) fees	none
Other expenses(2)	0.10%
Total annual fund operating expenses	0.83%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. The example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$85
3 years	$265
5 years	$460
10 years	$1,025

(1)       The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from May 1, 2007 through April 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 1.00% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Series.

(2)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP REIT Series strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. We invest in securities of companies principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in REITs. The Series may also invest in equity securities of real estate industry operating companies, known as “REOCs.”

While we do not intend to invest the Series’ assets directly in real estate, under certain circumstances we could own real estate directly as a result of a default on securities in the portfolio. If the Series has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Series’ ability to retain its tax status as a regulated investment company.

We do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Series’ investment objectives.

Delaware VIP REIT Series uses the same investment strategy as Delaware REIT Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objectives are non-fundamental. This means that the Board may change the Series’ objectives without obtaining shareholder approval. If the objectives were changed, we would notify shareholders at least 60 days before the change in the objectives became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

How we use them
Securities	Delaware VIP REIT Series
Real estate investment trusts (REITs): A company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders.	We may invest without limit in shares of REITs.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents, and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through a series, a shareholder bears a proportionate share of the expenses of a fund and indirectly shares similar expenses of the REITs.

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The securities we typically invest in (continued)

How we use them
Securities	Delaware VIP REIT Series

Real estate industry operating companies (REOCs): We consider a REOC to be a company that derives at least 50% of its gross revenues or net profits from:

•   ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate; or

•   products or services related to the real estate industry, such as building supplies or mortgage servicing.

We may invest in equity securities of REOCs that meet the criteria described to the left.

Foreign securities and American Depositary Receipts (ADRs): Securities of foreign entities issued directly or, in the case of ADRs, through a U.S. bank. ADRs are receipts issued by a depositary (usually a U.S. bank) and represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.

We may invest from time to time in sponsored or unsponsored ADRs that are actively traded in the United States.

We may invest up to 10% of the Series’ total assets in foreign securities (not including ADRs).

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction if the option is exercised.

 If we have stocks that appreciated in price, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any price declines, without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly.

Writing a covered call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future.) The owner of the security receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a series would lose out on those gains.

We might use covered call options if we believe that doing so would help the Series to meet its investment objectives.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

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The securities we typically invest in (continued)

How we use them
Securities	Delaware VIP REIT Series

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for our cash position. In order to enter into repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. Except when we believe a temporary defensive approach is appropriate, we will not hold more than 5% of the Series’ total assets in cash or other short-term investments. All short-term investments will be rated AAA by Standard & Poor’s (S&P) or Aaa by Moody’s Investors Service, Inc. (Moody’s) or if unrated, be of comparable quality, based on our evaluation. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately-placed securities, including those that are eligible for resale only among certain institutional buyers without registration which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including convertible securities and enhanced convertible securities, as well as rights and warrants to purchase common stock, preferred stocks, mortgage-backed securities, U.S. Government securities, and zero coupon bonds. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in security transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

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Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objectives.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP REIT Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

How we strive to manage them
Risks	Delaware VIP REIT Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We typically hold a number of different individual securities, seeking to manage security risk. However, we do concentrate in the real estate industry. As a consequence, the share price of the Series may fluctuate in response to factors affecting that industry, and may fluctuate more widely than a portfolio that invests in a broader range of industries. The Series may be more susceptible to any single economic, political, or regulatory occurrence affecting the real estate industry.

Interest rate risk is the risk that securities will decrease in value if interest rates rise and conversely rise in value when interest rates fall.

The Series is subject to interest rate risk. If we invest in REITs that hold fixed rate obligations, we would expect the value of those trusts to decrease if interest rates rise and increase if interest rates decline. However, lower interest rates also tend to increase the chances that a bond will be refinanced, which can hurt the returns of REITs that hold fixed rate obligations. We strive to manage this risk by monitoring interest rates and evaluating their potential impact on securities already in the portfolio or those we are considering for purchase.

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The risks of investing in the Series (continued)

How we strive to manage them
Risks	Delaware VIP REIT Series

Real estate industry risks include among others:

•  possible declines in the value of real estate;

•  risks related to economic conditions;

•  possible shortage of mortgage funds;

•  overbuilding and extended vacancies;

•  increased competition;

•  changes in property taxes, operating expenses, or zoning laws;

•  costs of environmental clean-up or damages from natural disasters;

•  limitations or fluctuations in rent payments;

•  cash flow fluctuations; and

•  defaults by borrowers.

REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code (Code) and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Since we invest principally in REITs, the Series is subject to the risks associated with the real estate industry. We will strive to manage these risks through careful selection of individual REIT securities; however, investors should carefully consider these risks before investing in the Series.

Non-diversified funds risk is the risk that a non-diversified investment company has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a series’ assets are invested in the securities of a single issuer. Because a non-diversified fund may invest its assets in fewer issuers, the value of series shares may increase or decrease more rapidly than if the fund were fully diversified.

The Series is a non-diversified fund as defined in the 1940 Act and subject to this risk. Nevertheless, we typically hold securities from a variety of different issuers, representing different sectors of the real estate industry. We also perform extensive analysis on all securities. We are particularly diligent in reviewing securities that represent a larger percentage of portfolio assets.

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The risks of investing in the Series (continued)

How we strive to manage them
Risks	Delaware VIP REIT Series

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We may invest up to 10% of the Series’ total assets in foreign securities; however, we typically invest only a small portion of assets in foreign securities, so this is not expected to be a major risk to the Series.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit the Series’ exposure to illiquid securities.

Futures and options risk is the possibility that a series may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a series gains from using the strategy.

Options and futures contracts on foreign currencies, and forward contracts, entail particular risks related to conditions affecting the underlying currency.

We may use futures contracts and options on futures contracts, as well as options on securities for hedging purposes. We limit the amount of the Series’ assets that may be committed to these strategies.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.73% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Babak Zenouzi has primary responsibility for making day-to-day investment decisions for Delaware VIP REIT Series. When making investment decisions for the Series, Mr. Zenouzi regularly consults with Damon J. Andres.

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Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager

Mr. Zenouzi rejoined Delaware Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager. Currently, he leads the firm’s REIT group, including the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm’s Dividend Income products, which he helped create in the 1990s. Most recently, Mr. Zenouzi worked at Chartwell Investment Partners from 1999 to 2006, where he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Mr. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager

Mr. Andres, who joined Delaware Investments in 1994, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Mr. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

The SAI for the Series provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

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An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*  Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

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Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

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Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

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Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

15

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59½. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

16

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP REIT Series

	Year Ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$18.770	$19.080	$15.140	$11.730	$11.700
Income from investment operations:
Net investment income(1)	0.378	0.523	0.504	0.586	0.534
Net realized and unrealized gain on investments	5.424	0.618	4.112	3.271	0.010
Total from investment operations	5.802	1.141	4.616	3.857	0.544
Less dividends and distributions from:
Net investment income	(0.395)	(0.360)	(0.332)	(0.342)	(0.317)
Net realized gain on investments	(1.317)	(1.091)	(0.344)	(0.105)	(0.197)
Total dividends and distributions	(1.712)	(1.451)	(0.676)	(0.447)	(0.514)
Net asset value, end of period	$22.860	$18.770	$19.080	$15.140	$11.730
Total return(2)	32.63%	7.17%	31.38%	34.02%	4.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$672,738	$637,889	$624,223	$359,958	$225,826
Ratio of expenses to average net assets	0.84%	0.85%	0.84%	0.86%	0.84%
Ratio of net investment income to average net assets	1.87%	2.89%	3.11%	4.51%	4.52%
Portfolio turnover	100%	42%	38%	37%	53%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

17

ADDITIONAL INFORMATION

DELAWARE VIP REIT SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP REIT Series
(Standard Class)	246493720

DELAWARE VIP TRUST

Delaware VIP REIT Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP REIT Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP REIT Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	10
Portfolio managers	10
Manager of managers structure	10
Who’s who?	11

Important information about the Series	page 11
Share classes	11
Salesperson and life company compensation	12
Purchase and redemption of shares	12
Payments to intermediaries	12
Valuation of shares	13
Fair valuation	13
Document delivery	13
Frequent trading of Series shares	14
Dividends, distributions, and taxes	15
Certain management considerations	16

Financial highlights	page 17

Additional information	Back cover

OVERVIEW: DELAWARE VIP REIT SERIES

What are the Series’ investment objectives? Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective. Although the Series will strive to achieve its investment objectives, there is no assurance that it will.

What are the Series’ main investment strategies? Delaware VIP REIT Series invests in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).

In managing the Delaware VIP REIT Series, we strive to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT’s management team. We generally look for management teams that:

•                  retain a substantial portion of the properties’ cash flow;

•                  effectively use capital to expand;

•                  have a strong ability to raise rents; and

•                  can create a franchise value for the REIT.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. In addition, the Series’ share price and yield will fluctuate in response to movements in stock prices.

Because we concentrate our investments in the real estate industry, the Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. Its investments may tend to fluctuate more in value than a portfolio that invests in a broader range of industries. If the Series holds real estate directly as a result of defaults or receives rental income from its real estate holdings, its tax status as a regulated investment company could be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs we hold use floating rate debt to finance their ongoing operations.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•                  Investors seeking a high level of total return

•                  Investors willing to invest in equity securities of companies principally engaged in the real estate industry

•                  Investors looking to diversify their equity holdings by adding exposure to the real estate markets

Who should not invest in the Series

•                  Investors unwilling to accept the risks of investing in the real estate industry, as well as in a non-diversified fund

•                  Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Delaware VIP REIT Series is considered “non-diversified” as defined in the Investment Company Act of 1940, as amended (1940 Act). That means the Series may allocate more of its net assets to investments in single securities than a “diversified” fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risk and volatility.

2

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP REIT Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP REIT Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 14.27% for the quarter ended December 31, 2004 and its lowest quarterly return was -8.66% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	Delaware VIP REIT Series Service Class	NAREIT Equity REIT Index (reflects no deduction for fees, expenses, or taxes)
1 year	32.32%	35.06%
5 years	20.94%	23.20%
Lifetime	20.01%	22.00%*

The Series’ returns above are compared to the performance of the NAREIT Equity REIT Index. The Index is a benchmark of REITs that invest in many types of U.S. property. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees(1)	0.73%
Distribution and service (12b-1) fees(2)	0.30%
Other expenses(3)	0.10%
Total annual fund operating expenses	1.13%
Fee waivers and payments	(0.05%)
Net expenses	1.08%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$110
3 years	$354
5 years	$617
10 years	$1,370

(1)       The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from May 1, 2007 through April 30, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 1.00% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Series.

(2)       Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(3)       ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP REIT Series strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. We invest in securities of companies principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in REITs. The Series may also invest in equity securities of real estate industry operating companies, known as “REOCs.”

While we do not intend to invest the Series’ assets directly in real estate, under certain circumstances we could own real estate directly as a result of a default on securities in the portfolio. If the Series has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Series’ ability to retain its tax status as a regulated investment company.

We do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Series’ investment objectives.

Delaware VIP REIT Series uses the same investment strategy as Delaware REIT Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objectives are non-fundamental. This means that the Board may change the Series’ objectives without obtaining shareholder approval. If the objectives were changed, we would notify shareholders at least 60 days before the change in the objectives became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP REIT Series

Real estate investment trusts (REITs): A company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents, and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through a series, a shareholder bears a proportionate share of the expenses of a fund and indirectly shares similar expenses of the REITs.

We may invest without limit in shares of REITs.

Real estate industry operating companies (REOCs): We consider a REOC to be a company that derives at least 50% of its gross revenues or net profits from:

•  ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate; or

•  products or services related to the real estate industry, such as building supplies or mortgage servicing.

We may invest in equity securities of REOCs that meet the criteria described to the left.

5

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP REIT Series

Foreign securities and American Depositary Receipts (ADRs): Securities of foreign entities issued directly or, in the case of ADRs, through a U.S. bank. ADRs are receipts issued by a depositary (usually a U.S. bank) and represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.

We may invest from time to time in sponsored or unsponsored ADRs that are actively traded in the United States.

We may invest up to 10% of the Series’ total assets in foreign securities (not including ADRs).

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction if the option is exercised.

Writing a covered call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future.) The owner of the security receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a series would lose out on those gains.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that appreciated in price, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any price declines, without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Series to meet its investment objectives.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for our cash position. In order to enter into repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. Except when we believe a temporary defensive approach is appropriate, we will not hold more than 5% of the Series’ total assets in cash or other short-term investments. All short-term investments will be rated AAA by Standard & Poor’s (S&P) or Aaa by Moody’s Investors Service, Inc. (Moody’s) or if unrated, be of comparable quality, based on our evaluation. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

6

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP REIT Series
Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately-placed securities, including those that are eligible for resale only among certain institutional buyers without registration which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including convertible securities and enhanced convertible securities, as well as rights and warrants to purchase common stock, preferred stocks, mortgage-backed securities, U.S. Government securities, and zero coupon bonds. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in security transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objectives.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

7

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP REIT Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP REIT Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.
Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We typically hold a number of different individual securities, seeking to manage security risk. However, we do concentrate in the real estate industry. As a consequence, the share price of the Series may fluctuate in response to factors affecting that industry, and may fluctuate more widely than a portfolio that invests in a broader range of industries. The Series may be more susceptible to any single economic, political, or regulatory occurrence affecting the real estate industry.

Interest rate risk is the risk that securities will decrease in value if interest rates rise and conversely rise in value when interest rates fall.

The Series is subject to interest rate risk. If we invest in REITs that hold fixed rate obligations, we would expect the value of those trusts to decrease if interest rates rise and increase if interest rates decline. However, lower interest rates also tend to increase the chances that a bond will be refinanced, which can hurt the returns of REITs that hold fixed rate obligations. We strive to manage this risk by monitoring interest rates and evaluating their potential impact on securities already in the portfolio or those we are considering for purchase.

Real estate industry risks include among others:

•  possible declines in the value of real estate;

•  risks related to economic conditions;

•  possible shortage of mortgage funds;

•  overbuilding and extended vacancies;

•  increased competition;

•  changes in property taxes, operating expenses, or zoning laws;

•  costs of environmental clean-up or damages from natural disasters;

•  limitations or fluctuations in rent payments;

•  cash flow fluctuations; and

•  defaults by borrowers.

REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code (Code) and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Since we invest principally in REITs, the Series is subject to the risks associated with the real estate industry. We will strive to manage these risks through careful selection of individual REIT securities; however, investors should carefully consider these risks before investing in the Series.

8

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP REIT Series

Non-diversified funds risk is the risk that a non-diversified investment company has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a series’ assets are invested in the securities of a single issuer. Because a non-diversified fund may invest its assets in fewer issuers, the value of series shares may increase or decrease more rapidly than if the fund were fully diversified.

The Series is a non-diversified fund as defined in the 1940 Act and subject to this risk. Nevertheless, we typically hold securities from a variety of different issuers, representing different sectors of the real estate industry. We also perform extensive analysis on all securities. We are particularly diligent in reviewing securities that represent a larger percentage of portfolio assets.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We may invest up to 10% of the Series’ total assets in foreign securities; however, we typically invest only a small portion of assets in foreign securities, so this is not expected to be a major risk to the Series.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit the Series’ exposure to illiquid securities.

Futures and options risk is the possibility that a series may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a series gains from using the strategy. Options and futures contracts on foreign currencies, and forward contracts, entail particular risks related to conditions affecting the underlying currency.

We may use futures contracts and options on futures contracts, as well as options on securities for hedging purposes. We limit the amount of the Series’ assets that may be committed to these strategies.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

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Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.73% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Babak Zenouzi has primary responsibility for making day-to-day investment decisions for Delaware VIP REIT Series. When making investment decisions for the Series, Mr. Zenouzi regularly consults with Damon J. Andres.

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager
Mr. Zenouzi rejoined Delaware Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager. Currently, he leads the firm’s REIT group, including the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm’s Dividend Income products, which he helped create in the 1990s. Most recently, Mr. Zenouzi worked at Chartwell Investment Partners from 1999 to 2006, where he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Mr. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Mr. Andres, who joined Delaware Investments in 1994, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Mr. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

The SAI for the Series provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
12b-1 Fee to Dealer (annual rate of average daily net assets)	0.30%

*                 Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

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Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

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A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

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Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP REIT Series

	Year ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$18.740	$19.050	$15.130	$11.720	$11.700
Income from investment operations:
Net investment income(1)	0.327	0.478	0.464	0.556	0.517
Net realized and unrealized gain on investments	5.420	0.622	4.102	3.283	—
Total from investment operations	5.747	1.100	4.566	3.839	0.517
Less dividends and distributions from:
Net investment income	(0.350)	(0.319)	(0.302)	(0.324)	(0.300)
Net realized gain on investments	(1.317)	(1.091)	(0.344)	(0.105)	(0.197)
Total dividends and distributions	(1.667)	(1.410)	(0.646)	(0.429)	(0.497)
Net asset value, end of period	$22.820	$18.740	$19.050	$15.130	$11.720
Total return(2)	32.32%	6.86%	31.09%	33.73%	4.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$314,551	$201,883	$160,976	$68,276	$28,152
Ratio of expenses to average net assets	1.09%	1.10%	1.09%	1.08%	0.99%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.14%	1.15%	1.14%	1.11%	0.99%
Ratio of net investment income to average net assets	1.62%	2.64%	2.86%	4.29%	4.37%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.57%	2.59%	2.81%	4.26%	4.37%
Portfolio turnover	100%	42%	38%	37%	53%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP REIT SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP REIT Series (Service Class)	246493738

DELAWARE VIP TRUST

Delaware VIP Select Growth Series

Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Select Growth Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Select Growth Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	7
Disclosure of portfolio holdings information	8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	9

Important information about the Series	page 10
Share classes	10
Salesperson and life company compensation	10
Purchase and redemption of shares	10
Payments to intermediaries	11
Valuation of shares	11
Fair valuation	11
Document delivery	12
Frequent trading of Series shares	12
Dividends, distributions, and taxes	14
Certain management considerations	14

Financial highlights	page 15

Additional information	Back cover

OVERVIEW: DELAWARE VIP SELECT GROWTH SERIES

What is the Series’ investment objective? Delaware VIP Select Growth Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We focus on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using this “bottom up” approach, we seek to select securities that we believe have large-end market potential (meaning the business addresses markets with a large potential client base and meaningful product demand), dominant business models, and generate a strong flow of available cash (i.e., “free cash flow”) and that are attractively priced compared to the intrinsic value of their securities. We also considers a company’s ability to increase per-unit profitability as it grows (i.e., its “operational efficiencies”), its management’s plans to allocate resources to opportunities that offer the highest return on capital, and the company’s shareholder orientation.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase or decrease according to changes in the value of the securities in the Series’ portfolio. Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. This Series will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific companies or industries. Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and company sizes

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors whose primary goal is current income

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Select Growth Series Standard Class. We show how the annual returns for the Series have varied over the past seven calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Select Growth Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 22.86% for the quarter ended June 30, 2003 and its lowest quarterly return was -27.69% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/06

	Delaware VIP	Russell 3000 Growth® Index
	Select Growth Series	(reflects no deduction for
	Standard Class	fees, expenses, or taxes)

1 year	1.82%	9.46%
5 years	3.92%	3.02%
Lifetime	0.30%	-0.88%*

The Series’ returns above are compared to the performance of the Russell 3000 Growth® Index. The Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*         Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series has commenced operations on May 3, 1999. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 1999 through December 31, 2006.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.18%
Total annual fund operating expenses	0.93%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$95
3 years	$296
5 years	$515
10 years	$1,143

(1)  “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Select Growth Series strives to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash flow growth. Using a bottom-up approach, we look for companies that:

•        have long-term market potential or dominance of a profitable niche market, dominant business models and strong free cash flow generation;

•        demonstrate operational and scale efficiencies;

•        have demonstrated expertise for capital allocation; and

•        have clear shareholder oriented governance and compensation policies.

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Series. Specifically, we look for structural changes in the economy, industry, or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes.

All of these factors give us insight into the outlook for a company, helping us to identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

We maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

Delaware VIP Select Growth Series uses the same investment strategy as Delaware Select Growth Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP Select Growth Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.

We invest at least 65% of the Series’ total assets in equity securities (including common stocks and convertible securities). Generally, however, we invest 90% to 100% of net assets in common stock. We may invest in companies of any size.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Select Growth Series
Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Series’ net assets in illiquid securities.

We may also invest in other securities including futures, options, debt securities of government or corporate issuers, and investment company securities. We may invest up to 10% of net assets in foreign securities including, but not limited to American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs); however, the investment manager has no present intention to do so. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Select Growth Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Select Growth Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we typically do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Company size risk is the risk that prices of small and medium-size companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

We seek opportunities among companies of all sizes. Because the Series’ portfolio does not concentrate specifically on small-or medium-size companies, this risk may be balanced by our holdings of large companies.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small-and medium-size companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities to 15% of the Series’ net assets.

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Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.72% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M. Heywood, and Daniel J. Prislin comprise the portfolio management team that makes day-to-day investment decisions for the Delaware VIP Select Growth Series. Each member of the portfolio management team serves as a generalist and has a significant role in making investment recommendations. The Series is divided into segments with each portfolio manager having investment discretion with respect to his assigned segment. No individual member of the portfolio management team has primary responsibility for managing the Series. Messrs. Van Harte, Bonavico, Broad, Fortier, Heywood, and Prislin assumed responsibility for the Series in May 2005.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer — Focus Growth Equity

Mr. Van Harte joined Delaware Investments in April 2005. He is the chief investment officer for the Focus Growth Equity team, responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica Investment Management. Mr. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst

Mr. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager, Equity Analyst

Mr. Broad, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth product. Most recently, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

Gregory M. Heywood, CFA, Vice President, Portfolio Manager, Equity Analyst

Mr. Heywood, who joined Delaware Investments in April 2005, is a portfolio manager and analyst on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a research analyst at Transamerica Investment Management. Before joining Transamerica in 2004, he worked as a senior analyst for Wells Capital Management from 2003 to 2004 and Montgomery Asset Management from 1996 to 2003. Mr. Heywood received a bachelor’s degree and an MBA from the University of California at Berkeley.

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Patrick G. Fortier, CFA, Vice President, Portfolio Manager, Equity Analyst

Mr. Fortier, who joined Delaware Investments in April 2005, is a portfolio manager on the Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Mr. Fortier received his bachelor’s degree in finance from the University of Kentucky.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst

Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*      Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

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Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

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The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

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Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Select Growth Series

	Year ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.880	$8.460	$7.810	$5.600	$8.300
Income (loss) from investment operations:
Net investment loss(1)	(0.035)	(0.022)	(0.011)	(0.016)	(0.024)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.215	1.442	0.661	2.226	(2.676)
Total from investment operations	0.180	1.420	0.650	2.210	(2.700)
Net asset value, end of period	$10.060	$9.880	$8.460	$7.810	$5.600
Total return(2)	1.82%	16.78%	8.32%	39.46%	(32.53%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,901	$18,612	$20,493	$23,089	$27,056
Ratio of expenses to average net assets	0.91%	0.90%	0.83%	0.83%	0.86%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.94%	0.97%	0.83%	0.83%	0.86%
Ratio of net investment loss to average net assets	(0.36%)	(0.26%)	(0.14%)	(0.24%)	(0.35%)
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly	(0.39%)	(0.33%)	(0.14%)	(0.24%)	(0.35%)
Portfolio turnover	50%	133%	86%	72%	106%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP SELECT GROWTH SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Select Growth Series (Standard Class)	246493696

DELAWARE VIP TRUST

Delaware VIP Select Growth Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Select Growth Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Select Growth Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	7
Disclosure of portfolio holdings information	8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	9

Important information about the Series	page 10
Share classes	10
Salesperson and life company compensation	10
Purchase and redemption of shares	10
Payments to intermediaries	11
Valuation of shares	11
Fair valuation	11
Document delivery	12
Frequent trading of Series shares	12
Dividends, distributions, and taxes	14
Certain management considerations	14

Financial highlights	page 15

Additional information	Back cover

OVERVIEW: DELAWARE VIP SELECT GROWTH SERIES

What is the Series’ investment objective? Delaware VIP Select Growth Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We focus on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using this “bottom up” approach, we seek to select securities that we believe have large-end market potential (meaning the business addresses markets with a large potential client base and meaningful product demand), dominant business models, and generate a strong flow of available cash (i.e., “free cash flow”) and that are attractively priced compared to the intrinsic value of their securities. We also considers a company’s ability to increase per-unit profitability as it grows (i.e., its “operational efficiencies”), its management’s plans to allocate resources to opportunities that offer the highest return on capital, and the company’s shareholder orientation.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase or decrease according to changes in the value of the securities in the Series’ portfolio. Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. This Series will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific companies or industries. Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking exposure to capital appreciation opportunities across a broad range of industry sectors and company sizes

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors whose primary goal is current income

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Select Growth Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Select Growth Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 22.76% for the quarter ended June 30, 2003 and its lowest quarterly return was -27.02% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP Select Growth Series Service Class	Russell 3000 Growth® Index (reflects no deduction for fees expenses, or taxes)
1 year	1.53%	9.46%
5 years	3.70%	3.02%
Lifetime	-4.13%	-0.88%*

The Series’ returns above are compared to the performance of the Russell 3000 Growth® Index. The Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.75%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.18%
Total annual fund operating expenses	1.23%
Fee waivers and payments	(0.05%)
Net expenses	1.18%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$120
3 years	$385
5 years	$671
10 years	$1,484

(1)          Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)          “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Select Growth Series strives to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash flow growth. Using a bottom up approach, we look for companies that:

•                  have long-term market potential or dominance of a profitable niche market, dominant business models and strong free cash flow generation;

•                  demonstrate operational and scale efficiencies;

•                  have demonstrated expertise for capital allocation; and

•                  have clear shareholder oriented governance and compensation policies.

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Series. Specifically, we look for structural changes in the economy, industry or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes.

All of these factors give us insight into the outlook for a company, helping us to identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

We maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

Delaware VIP Select Growth Series uses the same investment strategy as Delaware Select Growth Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

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The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP Select Growth Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.

We invest at least 65% of the Series’ total assets in equity securities (including common stocks and convertible securities). Generally, however, we invest 90% to 100% of net assets in common stock. We may invest in companies of any size.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Series’ net assets in illiquid securities.

We may also invest in other securities including futures, options, debt securities of government or corporate issuers, and investment company securities. We may invest up to 10% of net assets in foreign securities including, but not limited to American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs); however, the investment manager has no present intention to do so. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

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Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Select Growth Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Select Growth Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we typically do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Company size risk is the risk that prices of small and medium-size companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

We seek opportunities among companies of all sizes. Because the Series’ portfolio does not concentrate specifically on small- or medium-size companies, this risk may be balanced by our holdings of large companies.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-size companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities to 15% of the Series’ net assets.

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Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.72% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M. Heywood, and Daniel J. Prislin comprise the portfolio management team that makes day-to-day investment decisions for the Delaware VIP Select Growth Series. Each member of the portfolio management team serves as a generalist and has a significant role in making investment recommendations. The Series is divided into segments with each portfolio manager having investment discretion with respect to his assigned segment. No individual member of the portfolio management team has primary responsibility for managing the Series. Messrs. Van Harte, Bonavico, Broad, Fortier, Heywood, and Prislin assumed responsibility for the Series in May 2005.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer — Focus Growth Equity
Mr. Van Harte joined Delaware Investments in April 2005. He is the chief investment officer for the Focus Growth Equity team, responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica Investment Management. Mr. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Broad, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth product. Most recently, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

Gregory M. Heywood, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Heywood, who joined Delaware Investments in April 2005, is a portfolio manager and analyst on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a research analyst at Transamerica Investment Management. Before joining Transamerica in 2004, he worked as a senior analyst for Wells Capital Management from 2003 to 2004 and Montgomery Asset Management from 1996 to 2003. Mr. Heywood received a bachelor’s degree and an MBA from the University of California at Berkeley.

8

Patrick G. Fortier, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Fortier, who joined Delaware Investments in April 2005, is a portfolio manager on the Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Mr. Fortier received his bachelor’s degree in finance from the University of Kentucky.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

9

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
12b-1 Fee to Dealer (annual rate of average daily net assets)	0.30%

*                 Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

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Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

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The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

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Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Select Growth Series

	Year ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.780	$8.390	$7.760	$5.580	$8.280
Income (loss) from investment operations:
Net investment loss(1)	(0.059)	(0.043)	(0.030)	(0.030)	(0.034)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.209	1.433	0.660	2.210	(2.666)
Total from investment operations	0.150	1.390	0.630	2.180	(2.700)
Net asset value, end of period	$9.930	$9.780	$8.390	$7.760	$5.580
Total return(2)	1.53%	16.57%	8.12%	39.07%	(32.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,571	$5,076	$5,148	$5,670	$7,018
Ratio of expenses to average net assets	1.16%	1.15%	1.08%	1.05%	1.01%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.24%	1.27%	1.13%	1.08%	1.01%
Ratio of net investment loss to average net assets	(0.61%)	(0.51%)	(0.39%)	(0.46%)	(0.50%)
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly	(0.69%)	(0.63%)	(0.44%)	(0.49%)	(0.50%)
Portfolio turnover	50%	133%	86%	72%	106%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP SELECT GROWTH SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Select Growth Series (Service Class)	246493712

DELAWARE VIP TRUST

Delaware VIP Small Cap Value Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Small Cap Value Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Small Cap Value Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	7
Disclosure of portfolio holdings information	8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	9

Important information about the Series	page 10
Share classes	10
Salesperson and life company compensation	10
Purchase and redemption of shares	10
Payments to intermediaries	11
Valuation of shares	11
Fair valuation	11
Document delivery	12
Frequent trading of Series shares	12
Dividends, distributions, and taxes	14
Certain management considerations	14

Financial highlights	page 15

Additional information	Back cover

OVERVIEW: DELAWARE VIP SMALL CAP VALUE SERIES

Effective March 27, 2006, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to February 24, 2006. Contract owners of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

What is the Series’ investment objective? Delaware VIP Small Cap Value Series seeks capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? Under normal circumstances, the Series will invest at least 80% of its net assets in small-capitalization companies (80% policy). For the purposes of this Series, we will consider small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company which might suggest a more favorable outlook going forward.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value or if the factors that we believe will increase the price of the security do not occur. This Series will be affected by declines in stock prices. In addition, the companies that the Series invests in may involve greater risk due to their smaller size, narrow product lines, and limited financial resources. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking exposure to the capital appreciation opportunities of small companies

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors whose primary goal is current income

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Small Cap Value Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one-, five-, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Small Cap Value Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 19.76% for the quarter ended June 30, 2003 and its lowest quarterly return was -16.36% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	Delaware VIP Small Cap Value Series Standard Class	Russell 2000 Value® Index (reflects no deduction for fees, expenses, or taxes)
1 year	16.19%	23.48%
5 years	15.66%	15.37%
10 years	12.66%	13.27%

The Series’ returns above are compared to the Russell 2000 Value® Index. The Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.72%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.11%
Total annual fund operating expenses	0.83%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$85
3 years	$265
5 years	$460
10 years	$1,025

(1)  ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Small Cap Value Series strives to identify small companies that we believe offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies’ underlying value or future earnings potential.

Under normal circumstances, the Series will invest at least 80% of its net assets in investments of small-capitalization companies. For the purposes of this Series, we will consider small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Value® Index at the time of purchase.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth.

We will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks representing a wide array of industries.

Delaware VIP Small Cap Value Series uses the same investment strategy as Delaware Small Cap Value Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

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The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP Small Cap Value Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Generally, we invest 90% to 100% of the Series’ net assets in common stocks.

Real estate investment trusts (REITs): A company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders.	We may invest in REITs and would typically do so when this sector or companies within the sector appeared to offer opportunities for price appreciation.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including convertible securities, warrants, preferred stocks, bonds, and foreign securities. We may also enter into futures and options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

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Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in fixed income obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate bonds rated A or above by a nationally recognized statistical rating organization (NRSRO); cash or cash equivalents; or other high-quality, short-term instruments. To the extent it holds these instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Small Cap Value Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Small Cap Value Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

A stock price is a “value” when it is less than the price at which we believe it would trade if the market reflected all of the factors relating to the company’s worth. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value and bid up the price, if the markets favor other companies thought to be growing at a faster pace, or if the factors that we believe will increase the price of the security do not occur.

We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Small Cap Value Series
Small company risk is the risk that prices of smaller companies’ stocks may be more volatile than larger companies’ stocks because of limited financial resources or dependence on narrow product lines.

We maintain a well-diversified portfolio, select stocks carefully, and monitor them continually. Because we focus on stocks that are already selling at relatively low prices, we believe that we may experience less price volatility than small-cap funds that do not use a value-oriented strategy.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.72% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Christopher S. Beck has primary responsibility for making day-to-day investment decisions for the Delaware VIP Small Cap Value Series since May 1997. When making investment decisions for the Series, Mr. Beck regularly consults with Michael E. Hughes and Kent P. Madden.

Christopher S. Beck, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Beck, who joined Delaware Investments in 1997, leads the firm’s Small/Mid-Cap Value team. Previously, he served as a vice president at Pitcairn Trust from 1995 to 1997, where he managed small-capitalization stocks and analyzed equity sectors. Before that, he was chief investment officer of the University of Delaware from 1992 to 1995 and held management positions during his seven years at Cypress Capital Management and four years at Wilmington Trust. Mr. Beck earned a bachelor’s degree at the University of Delaware and an MBA from Lehigh University, and he is a member of The CFA Society of Philadelphia.

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Michael E. Hughes, CFA, Vice President, Senior Equity Analyst
Mr. Hughes is responsible for the analysis, purchase, and sale recommendations of consumer staples, healthcare, and technology securities for the firm’s Small-Cap Value and Mid-Cap Value portfolios. Prior to joining Delaware Investments in 2002, Mr. Hughes was a vice president of equity research at Raymond James & Associates and a limited partner of equity research at J.C. Bradford. He received a bachelor’s degree in finance from Siena College and an MBA from Vanderbilt University.

Kent P. Madden, CFA, Equity Analyst
Mr. Madden is responsible for equity research of consumer services, consumer cyclicals, transportation, and business services stocks for the firm’s Small-Cap Value and Mid-Cap Value portfolios. Prior to joining Delaware Investments in 2004, he was an equity analyst at Gartmore Global Investments, where he specialized in technology and telecommunications. He has also worked as an equity analyst for Federated Investors, where he gained experience covering small-capitalization consumer stocks, and Lehman Brothers as a corporate finance analyst. Mr. Madden holds a bachelor’s degree in economics from DePauw University and an MBA from the University of Chicago.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*

Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

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Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

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The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

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Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Small Cap Value Series

	Year Ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$30.830	$30.450	$25.640	$18.140	$19.530
Income (loss) from investment operations:
Net investment income(1)	0.146	0.121	0.122	0.068	0.101
Net realized and unrealized gain (loss) on investments and foreign currencies	4.703	2.539	5.270	7.513	(1.149)
Total from investment operations	4.849	2.660	5.392	7.581	(1.048)
Less dividends and distributions from:
Net investment income	(0.082)	(0.114)	(0.053)	(0.081)	(0.104)
Net realized gain on investments	(2.177)	(2.166)	(0.529)	—	(0.238)
Total dividends and distributions	(2.259)	(2.280)	(0.582)	(0.081)	(0.342)
Net asset value, end of period	$33.420	$30.830	$30.450	$25.640	$18.140
Total return(2)	16.19%	9.42%	21.48%	41.98%	(5.60%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$502,801	$413,633	$339,542	$265,739	$170,630
Ratio of expenses to average net assets	0.84%	0.85%	0.83%	0.86%	0.85%
Ratio of net investment income to average net assets	0.46%	0.41%	0.46%	0.32%	0.52%
Portfolio turnover	36%	32%	37%	41%	43%

(1)   The average shares outstanding method has been applied for per share information.

(2)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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ADDITIONAL INFORMATION

DELAWARE VIP SMALL CAP VALUE SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Small Cap Value Series (Standard Class)	246493670

DELAWARE VIP TRUST

Delaware VIP Small Cap Value Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Small Cap Value Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Small Cap Value Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	7
Disclosure of portfolio holdings information	7
Investment manager	8
Portfolio managers	8
Manager of managers structure	8
Who’s who?	9

Important information about the Series	page 9
Share classes	9
Salesperson and life company compensation	10
Purchase and redemption of shares	10
Payments to intermediaries	10
Valuation of shares	11
Fair valuation	11
Document delivery	11
Frequent trading of Series shares	11
Dividends, distributions, and taxes	13
Certain management considerations	13

Financial highlights	page 14

Additional information	Back cover

OVERVIEW: DELAWARE VIP SMALL CAP VALUE SERIES

Effective March 27, 2006, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to February 24, 2006. Contract owners of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

What is the Series’ investment objective? Delaware VIP Small Cap Value Series seeks capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? Under normal circumstances, the Series will invest at least 80% of its net assets in small-capitalization companies (80% policy). For the purposes of this Series, we will consider small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company which might suggest a more favorable outlook going forward.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value or if the factors that we believe will increase the price of the security do not occur. This Series will be affected by declines in stock prices. In addition, the companies that the Series invests in may involve greater risk due to their smaller size, narrow product lines, and limited financial resources. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking exposure to the capital appreciation opportunities of small companies

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors whose primary goal is current income

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Small Cap Value Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Small Cap Value Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 19.69% for the quarter ended June 30, 2003 and its lowest quarterly return was -16.45% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	Delaware VIP Small Cap Value Series Service Class	Russell 2000 Value® Index (reflects no deduction for fees, expenses, or taxes)
1 year	15.89%	23.48%
5 years	15.40%	15.37%
Lifetime	16.15%	13.56%*

The Series’ returns above are compared to the Russell 2000 Value® Index. The Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                    Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.72%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.11%
Total annual fund operating expenses	1.13%
Fee waivers and payments	(0.05%)
Net expenses	1.08%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$110
3 years	$354
5 years	$617
10 years	$1,370

(1)          Service Class shares subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)          ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Small Cap Value Series strives to identify small companies that we believe offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies’ underlying value or future earnings potential.

Under normal circumstances, the Series will invest at least 80% of its net assets in investments of small-capitalization companies. For the purposes of this Series, we will consider small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Value® Index at the time of purchase.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth.

We will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks representing a wide array of industries.

Delaware VIP Small Cap Value Series uses the same investment strategy as Delaware Small Cap Value Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP Small Cap Value Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Generally, we invest 90% to 100% of the Series’ net assets in common stocks.

Real estate investment trusts (REITs): A company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders.	We may invest in REITs and would typically do so when this sector or companies within the sector appeared to offer opportunities for price appreciation.

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The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Small Cap Value Series

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including convertible securities, warrants, preferred stocks, bonds, and foreign securities. We may also enter into futures and options. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in fixed income obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate bonds rated A or above by a nationally recognized statistical rating organization (NRSRO); cash or cash equivalents; or other high-quality, short-term instruments. To the extent it holds these instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Small Cap Value Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Small Cap Value Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

A stock price is a “value” when it is less than the price at which we believe it would trade if the market reflected all of the factors relating to the company’s worth. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value and bid up the price, if the markets favor other companies thought to be growing at a faster pace, or if the factors that we believe will increase the price of the security do not occur.

We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk  that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Small company risk is the risk that prices of smaller companies’ stocks may be more volatile than larger companies’ stocks because of limited financial resources or dependence on narrow product lines.

We maintain a well-diversified portfolio, select stocks carefully, and monitor them continually. Because we focus on stocks that are already selling at relatively low prices, we believe that we may experience less price volatility than small-cap funds that do not use a value-oriented strategy.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

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Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.72% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Christopher S. Beck has primary responsibility for making day-to-day investment decisions for the Delaware VIP Small Cap Value Series since May 1997. When making investment decisions for the Series, Mr. Beck regularly consults with Michael E. Hughes and Kent P. Madden.

Christopher S. Beck, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Beck, who joined Delaware Investments in 1997, leads the firm’s Small/Mid-Cap Value team. Previously, he served as a vice president at Pitcairn Trust from 1995 to 1997, where he managed small-capitalization stocks and analyzed equity sectors. Before that, he was chief investment officer of the University of Delaware from 1992 to 1995 and held management positions during his seven years at Cypress Capital Management and four years at Wilmington Trust. Mr. Beck earned a bachelor’s degree at the University of Delaware and an MBA from Lehigh University, and he is a member of The CFA Society of Philadelphia.

Michael E. Hughes, CFA, Vice President, Senior Equity Analyst
Mr. Hughes is responsible for the analysis, purchase, and sale recommendations of consumer staples, healthcare, and technology securities for the firm’s Small-Cap Value and Mid-Cap Value portfolios. Prior to joining Delaware Investments in 2002, Mr. Hughes was a vice president of equity research at Raymond James & Associates and a limited partner of equity research at J.C. Bradford. He received a bachelor’s degree in finance from Siena College and an MBA from Vanderbilt University.

Kent P. Madden, CFA, Equity Analyst
Mr. Madden is responsible for equity research of consumer services, consumer cyclicals, transportation, and business services stocks for the firm’s Small-Cap Value and Mid-Cap Value portfolios. Prior to joining Delaware Investments in 2004, he was an equity analyst at Gartmore Global Investments, where he specialized in technology and telecommunications. He has also worked as an equity analyst for Federated Investors, where he gained experience covering small-capitalization consumer stocks, and Lehman Brothers as a corporate finance analyst. Mr. Madden holds a bachelor’s degree in economics from DePauw University and an MBA from the University of Chicago.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

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The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*

Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through the later of April 30, 2007 or until the Series is offered under new participation agreements or under new contracts with existing insurance companies (see “Overview”).

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

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Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

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Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 591/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Small Cap Value Series

	Year Ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$30.760	$30.390	$25.610	$18.130	$19.520
Income (loss) from investment operations:
Net investment income(1)	0.066	0.048	0.056	0.020	0.072
Net realized and unrealized gain (loss) on investments and foreign currencies	4.689	2.536	5.258	7.512	(1.147)
Total from investment operations	4.755	2.584	5.314	7.532	(1.075)
Less dividends and distributions from:
Net investment income	(0.008)	(0.048)	(0.005)	(0.052)	(0.077)
Net realized gain on investments	(2.177)	(2.166)	(0.529)	—	(0.238)
Total dividends and distributions	(2.185)	(2.214)	(0.534)	(0.052)	(0.315)
Net asset value, end of period	$33.330	$30.760	$30.390	$25.610	$18.130
Total return(2)	15.89%	9.15%	21.16%	41.66%	(5.72%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$682,181	$511,723	$399,347	$248,930	$124,241
Ratio of expenses to average net assets	1.09%	1.10%	1.08%	1.08%	1.00%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.14%	1.15%	1.13%	1.11%	1.00%
Ratio of net investment income to average net assets	0.21%	0.16%	0.21%	0.10%	0.37%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	0.16%	0.11%	0.16%	0.07%	0.37%
Portfolio turnover	36%	32%	37%	41%	43%

(1)          The average shares outstanding method has been applied for per share information.

(2)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP SMALL CAP VALUE SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Small Cap Value Series
(Service Class)	246493688

DELAWARE VIP TRUST

Delaware VIP Trend Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Trend Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Trend Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	7
Disclosure of portfolio holdings information	8
Investment manager	8
Portfolio managers	9
Manager of managers structure	10
Who’s who?	10

Important information about the Series	page 11
Share classes	11
Salesperson and life company compensation	11
Purchase and redemption of shares	11
Payments to intermediaries	11
Valuation of shares	12
Fair valuation	12
Document delivery	13
Frequent trading of Series shares	13
Dividends, distributions, and taxes	15
Certain management considerations	15

Financial highlights	page 16

Additional information	Back cover

OVERVIEW: DELAWARE VIP TREND SERIES

What is the Series’ investment objective?

Delaware VIP Trend Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in stocks of small, growth-oriented, or emerging companies that we believe are responsive to changes within the marketplace and that we believe have the fundamental characteristics to support continued growth.

The Series uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts, and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization, and cash flow as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. This Series will be affected by declines in stock prices. In addition, the companies that Delaware VIP Trend Series invests in may involve greater risk due to their smaller size, narrow product lines, and limited financial resources. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking exposure to the capital appreciation opportunities of small, growth-oriented companies

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors whose primary goal is current income

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Trend Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one-, five-, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Trend Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 34.16% for the quarter ended December 31, 1999 and its lowest quarterly return was -26.44% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP Trend Series Standard Class	Russell 2000 Growth® Index (reflects no deduction for fees, expenses, or taxes)
1 year	7.59%	13.35%
5 years	6.77%	6.93%
10 years	10.13%	4.88%

The Series’ returns above are compared to the performance of the Russell 2000 Growth® Index. The Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.12%
Total annual fund operating expenses	0.86%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$88
3 years	$274
5 years	$477
10 years	$1,061

(1)  “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Trend Series strives to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company’s managerial skills, product development and sales, and earnings.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. The key to investing successfully in small companies is to invest in them before their stock price matches their growth potential. In striving to do this, we study:

•                  the operational history of the company;

•                  the strategic focus of the company; and

•                  the company’s competitive environment.

The Series uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts, and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization, and cash flow as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts, and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small companies, which may still be in their early developmental stages, we seek a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware VIP Trend Series uses the same investment strategy as Delaware Trend Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

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The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP Trend Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Generally, we invest 85% to 100% of the Series’ net assets in common stock with at least 65% in small, growth-oriented companies.

American Depositary Receipts (ADRs): Receipts issued by a U.S. bank that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold the same as other U.S. securities.

We may hold ADRs when we believe they offer greater value and greater appreciation potential than U.S. securities.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We may enter into repurchase agreements in which the collateral is any security in which we may invest, but we normally use U.S. Government securities as collateral.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market, and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds. We may also enter into futures and options. We may invest a portion of the Series’ net assets directly in foreign securities; however, the investment manager has no present intention of doing so. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

6

The securities we typically invest in (continued)

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of the Series’ assets in cash or cash equivalents or other high-quality, short-term instruments, fixed income obligations issued by the U.S. Government, its agencies, or instrumentalities, and corporate bonds. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate will not exceed 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Trend Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Trend Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we typically do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

7

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Trend Series

Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

We seek a well-diversified portfolio, select stocks carefully, and monitor them continually.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We typically invest only a small portion of the Series’ portfolio in foreign corporations through ADRs. We do not presently intend to invest directly in foreign securities. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on a U.S. exchange.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.74% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

8

Portfolio managers

Marshall T. Bassett has primary responsibility for making day-to-day investment decisions for the Series. When making investment decisions for the Series, Mr. Bassett regularly consults with Steven G. Catricks, Barry S. Gladstein, Christopher M. Holland, Steven T. Lampe, Rudy D. Torrijos III, and Lori P. Wachs.

Marshall T. Bassett, Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Mr. Bassett joined Delaware Investments in 1997. He leads the firm’s Emerging Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Kentucky, which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from the Fuqua School of Business at Duke University. Mr. Bassett is a member of the Fuqua School’s alumni board.

Steven G. Catricks, CFA, Vice President, Portfolio Manager
Mr. Catricks joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm’s Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Mr. Catricks holds a bachelor’s degree in electrical engineering from Drexel University, a master’s degree in engineering from the University of Pennsylvania and has more than 18 years of experience in the technology industry. Mr. Catricks is a member of the Institute of Electrical and Electronics Engineers.

Barry S. Gladstein, Vice President, Portfolio Manager
Mr. Gladstein joined Delaware Investments in 1995. He is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of The CFA Society of Philadelphia.

Christopher M. Holland, Vice President, Portfolio Manager
Mr. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Mr. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA, Vice President, Portfolio Manager
Mr. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III, Vice President, Portfolio Manager
Mr. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Mr. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

9

Lori P. Wachs, CFA, Vice President, Portfolio Manager
Ms. Wachs joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series’ securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

10

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*

Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

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Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

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Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Trend Series

	Year Ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$32.530	$30.730	$27.290	$20.200	$25.230
Income (loss) from investment operations:
Net investment loss(1)	(0.088)	(0.108)	(0.108)	(0.082)	(0.085)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.558	1.908	3.548	7.172	(4.945)
Total from investment operations	2.470	1.800	3.440	7.090	(5.030)
Net asset value, end of period	$35.000	$32.530	$30.730	$27.290	$20.200
Total return(2)	7.59%	5.86%	12.60%	35.10%	(19.94%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$410,167	$450,525	$521,392	$515,829	$415,098
Ratio of expenses to average net assets	0.87%	0.87%	0.84%	0.84%	0.84%
Ratio of net investment loss to average net assets	(0.26%)	(0.36%)	(0.38%)	(0.36%)	(0.38%)
Portfolio turnover	64%	63%	48%	50%	43%

(1)          The average shares outstanding method has been applied for per share information.

(2)          Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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ADDITIONAL INFORMATION

DELAWARE VIP TREND SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Trend Series (Standard Class)	246493613

DELAWARE VIP TRUST

Delaware VIP Trend Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Trend Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Trend Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	7
Disclosure of portfolio holdings information	8
Investment manager	8
Portfolio managers	8
Manager of managers structure	10
Who’s who?	10

Important information about the Series	page 11
Share classes	11
Salesperson and life company compensation	11
Purchase and redemption of shares	11
Payments to intermediaries	11
Valuation of shares	12
Fair valuation	12
Document delivery	13
Frequent trading of Series shares	13
Dividends, distributions, and taxes	15
Certain management considerations	15

Financial highlights	page 16

Additional information	Back cover

OVERVIEW: DELAWARE VIP TREND SERIES

What is the Series’ investment objective? Delaware VIP Trend Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? We invest primarily in stocks of small, growth-oriented, or emerging companies that we believe are responsive to changes within the marketplace and that we believe have the fundamental characteristics to support continued growth.

The Series uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts, and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization, and cash flow as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. This Series will be affected by declines in stock prices. In addition, the companies that Delaware VIP Trend Series invests in may involve greater risk due to their smaller size, narrow product lines, and limited financial resources. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking exposure to the capital appreciation opportunities of small, growth-oriented companies

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors whose primary goal is current income

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Trend Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Trend Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 25.54% for the quarter ended December 31, 2001 and its lowest quarterly return was -26.45% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP Trend Series Service Class	Russell 2000 Growth® Index (reflects no deduction for fees, expenses, or taxes)
1 year	7.34%	13.35%
5 years	6.53%	6.93%
Lifetime	-0.31%	6.58%*

The Series’ returns above are compared to the performance of the Russell 2000 Growth® Index. The Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.74%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.12%
Total annual fund operating expenses	1.16%
Fee waivers and payments	(0.05%)
Net expenses	1.11%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$113
3 years	$364
5 years	$634
10 years	$1,405

(1)       Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)       ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Trend Series strives to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company’s managerial skills, product development and sales, and earnings.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. The key to investing successfully in small companies is to invest in them before their stock price matches their growth potential. In striving to do this, we study:

•                  the operational history of the company;

•                  the strategic focus of the company; and

•                  the company’s competitive environment.

The Series uses a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts, and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization, and cash flow as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts, and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small companies, which may still be in their early developmental stages, we seek a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware VIP Trend Series uses the same investment strategy as Delaware Trend Fund, a separate fund in the Delaware Investments® family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them Delaware VIP Trend Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Generally, we invest 85% to 100% of the Series’ net assets in common stock with at least 65% in small, growth-oriented companies.

American Depositary Receipts (ADRs): Receipts issued by a U.S. bank that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold the same as other U.S. securities.

We may hold ADRs when we believe they offer greater value and greater appreciation potential than U.S. securities.

5

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Trend Series

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We may enter into repurchase agreements in which the collateral is any security in which we may invest, but we normally use U.S. Government securities as collateral.

Restricted securities: Privately placed securities whose resale is restricted under U. S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market, and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in other securities, including convertible securities, warrants, preferred stocks, and bonds. We may also enter into futures and options. We may invest a portion of the Series’ net assets directly in foreign securities; however, the investment manager has no present intention of doing so. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of the Series’ assets in cash or cash equivalents or other high-quality, short-term instruments, fixed income obligations issued by the U.S. Government, its agencies, or instrumentalities, and corporate bonds. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

6

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate will not exceed 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. It is possible, however, that portfolio turnover will be higher than expected. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Trend Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Trend Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and though we may hold securities for any amount of time, we typically do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process before choosing securities and continually monitor them while they remain in the portfolio.

Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

We seek a well-diversified portfolio, select stocks carefully, and monitor them continually.

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

We analyze each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

7

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Trend Series

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We typically invest only a small portion of the Series’ portfolio in foreign corporations through ADRs. We do not presently intend to invest directly in foreign securities. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on a U.S. exchange.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.74% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Marshall T. Bassett has primary responsibility for making day-to-day investment decisions for the Series. When making investment decisions for the Series, Mr. Bassett regularly consults with Steven G. Catricks, Barry S. Gladstein, Christopher M. Holland, Steven T. Lampe, Rudy D. Torrijos III, and Lori P. Wachs.

Marshall T. Bassett, Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Mr. Bassett joined Delaware Investments in 1997. He leads the firm’s Emerging Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Kentucky, which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from the Fuqua School of Business at Duke University. Mr. Bassett is a member of the Fuqua School’s alumni board.

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Steven G. Catricks, CFA, Vice President, Portfolio Manager
Mr. Catricks joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm’s Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Mr. Catricks holds a bachelor’s degree in electrical engineering from Drexel University, a master’s degree in engineering from the University of Pennsylvania and has more than 18 years of experience in the technology industry. Mr. Catricks is a member of the Institute of Electrical and Electronics Engineers.

Barry S. Gladstein, Vice President, Portfolio Manager
Mr. Gladstein joined Delaware Investments in 1995. He is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of The CFA Society of Philadelphia.

Christopher M. Holland, Vice President, Portfolio Manager
Mr. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Mr. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA, Vice President, Portfolio Manager
Mr. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III, Vice President, Portfolio Manager
Mr. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Mr. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Lori P. Wachs, CFA, Vice President, Portfolio Manager
Ms. Wachs joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series’ securities.

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Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

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IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*                 Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed-income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

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Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

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Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Trend Series

	Year Ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$32.170	$30.460	$27.120	$20.120	$25.170
Income (loss) from investment operations:
Net investment loss(1)	(0.171)	(0.182)	(0.178)	(0.135)	(0.117)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.531	1.892	3.518	7.135	(4.933)
Total from investment operations	2.360	1.710	3.340	7.000	(5.050)
Net asset value, end of period	$34.530	$32.170	$30.460	$27.120	$20.120
Total return(2)	7.34%	5.61%	12.32%	34.79%	(20.06%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,909	$119,361	$109,832	$55,662	$22,136
Ratio of expenses to average net assets	1.12%	1.12%	1.09%	1.06%	0.99%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.17%	1.17%	1.14%	1.09%	0.99%
Ratio of net investment loss to average net assets	(0.51%)	(0.61%)	(0.63%)	(0.58%)	(0.53%)
Ratio of net investment loss to average net assets prior to expense limitation and expenses paid indirectly	(0.56%)	(0.66%)	(0.68%)	(0.61%)	(0.53%)
Portfolio turnover	64%	63%	48%	50%	43%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP TREND SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Trend Series (Service Class)	246493621

DELAWARE VIP TRUST

Delaware VIP U.S. Growth Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP U.S. Growth Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP U.S. Growth Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	9
Portfolio managers	9
Manager of managers structure	10
Who’s who?	10

Important information about the Series	page 11
Share classes	11
Salesperson and life company compensation	11
Purchase and redemption of shares	12
Payments to intermediaries	12
Valuation of shares	12
Fair valuation	13
Document delivery	13
Frequent trading of Series shares	13
Dividends, distributions, and taxes	15
Certain management considerations	15

Financial highlights	page 16

Additional information	Back cover

OVERVIEW: DELAWARE VIP U.S. GROWTH SERIES

What is the Series’ investment objective? Delaware VIP U.S. Growth Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? The Series invests primarily in common stocks. We invest primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We focus on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using a bottom-up approach, we seek to select securities that we believe have large-end market potential (meaning the business addresses markets with a large potential client base and meaningful product demand), dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s ability to increase per-unit profitability as it grows (i.e., its “operational efficiencies”), management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. Whether companies provide dividend income and the amount of income they provide will not be a primary factor in the Series’ selection decisions. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Series’ assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Series’ debt securities and bonds, do not exceed 35% of the Series’ assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the price of Series shares will increase and decrease according to changes in the value of the Series’ investments. Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade (i.e., they may be “junk bonds”), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due. The Series will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific industries or companies. Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for capital growth potential

•                  Investors looking for a fund that can be a complement to income-producing or value-oriented investments

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

•                  Investors whose primary goal is to receive current income

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP U.S. Growth Series Standard Class. We show how the annual returns for the Series have varied over the past seven calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP U.S. Growth Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 12.93% for the quarter ended December 31, 2001 and its lowest quarterly return was -21.59% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP U.S. Growth Series Standard Class	Russell 1000 Growth® Index (reflects no deduction for fees, expenses, or taxes)
1 year	2.31%	9.07%
5 years	1.19%	2.69%
Lifetime	-2.86%	-3.48%*

The Series’ returns above are compared to the performance of the Russell 1000 Growth® Index. The Index is an unmanaged index which measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on November 15, 1999. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from November 30, 1999 through December 31, 2006.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses(1)	0.11%
Total annual fund operating expenses	0.76%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$78
3 years	$243
5 years	$422
10 years	$942

(1)       ”Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

We research individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series’ investment objectives.

Delaware VIP U.S. Growth Series seeks long-term capital appreciation. We invest primarily in common stocks and, although we have the flexibility to invest in companies of all sizes, we generally focus on medium- and large-sized companies. The Series’ investment objective is to own companies that are expected to grow faster than the U.S. economy. Using a bottom up approach, we look for companies that we believe that:

•                  have large-end market potential, dominant business models, and strong free cash flow generation;

•                  demonstrate operational efficiencies;

•                  have planned well for capital allocation; and

•                  have governance policies that tend to be favorable to shareholders.

There are a number of catalysts that might increase a company’s potential for free cash flow growth. The Series’ disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

•                  management changes;

•                  new products;

•                  structural changes in the economy; or

•                  corporate restructurings and turnaround situations.

We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

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The securities we typically invest in

Stocks offer investors the potential for capital appreciation.

Securities	How we use them Delaware VIP U.S. Growth Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.

Generally, we invest 85% to 100% of the Series’ net assets in the common stock of companies that we think have appreciation potential. We may invest in companies of all sizes, but typically focus on medium- and large-sized companies.

Foreign securities and American Depositary Receipts (ADRs): Securities of foreign entities issued directly or, in the case of ADRs, through a U.S. bank. ADRs represent a bank’s holding of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold in the same way as other U.S. securities.

We may invest up to 20% of the Series’ assets in securities of foreign issuers. Such foreign securities may be traded on a foreign exchange, or they may be in the form of ADRs. Direct ownership of foreign securities will typically not be a significant part of our strategy. We may, however, own ADRs when we think they offer greater appreciation potential than domestic stocks.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Series’ net assets in illiquid securities.

Fixed income securities: Securities that may include debt securities, bonds, and convertible bonds, as well as non-investment grade fixed income securities.

We may invest up to 20% of the Series’ assets in debt securities and bonds. We may invest without limit in convertible bonds, preferred stocks, and convertible preferred stock which we consider equity securities. We may also invest up to 10% of this portion in non-investment grade bonds if we believe that doing so would help us to meet the Series’ objective.

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The securities we typically invest in (Contd..)

Securities	How we use them Delaware VIP U.S. Growth Series

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; however, the seller of an option must go through with the transaction if the option is exercised.

Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The writer of the call option receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a series would lose out on those gains. A call option written by a series is “covered” if a series owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that have unrealized gains, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any anticipated price declines, without selling the security. We may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Series to meet its investment objective.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

We may also invest in other securities, including U.S. Government securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

When-issued securities, delayed delivery, and firm commitment agreements The Series may purchase securities on a delayed delivery or when-issued basis; that is, paying for securities before delivery or taking delivery at a later date. The Series may also enter into firm commitment agreements (the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Series assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective. Whenever these borrowings, including reverse repurchase agreements, exceed 5% of the value of the Series’ total assets, we will not purchase any securities.

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Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP U.S. Growth Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP U.S. Growth Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or the nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We are permitted to invest up to 20% of the Series’ portfolio in foreign securities. When we do purchase foreign securities, they are generally ADRs which are denominated in U.S. dollars and traded on U.S. stock exchanges.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities to 15% of the Series’ net assets.

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The risks of investing in the Series (Contd..)

Risks	How we strive to manage them Delaware VIP U.S. Growth Series
Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

Fixed income securities are not typically a significant component of our strategy. However, when we do invest in fixed income securities, we will not hold more than 10% of the Series’ net assets in high yield, non-investment grade bonds. This limitation, combined with our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds, is designed to manage this risk.

Futures and options risk is the possibility that a series may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a series gains from using the strategy.

We will not use futures and options for speculative reasons. We may use options and futures to protect gains in the portfolio without actually selling a security. We may also use options and futures to quickly invest excess cash so that the portfolio is generally fully invested.

Convertible and preferred securities risk is the risk associated with investing in convertible and preferred securities, which have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade (i.e., they may be “junk bonds”), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

We limit investments in convertible bonds, preferred stocks, and convertible preferred stocks to 20% of the Series’ net assets and, when aggregated with the Series’ debt securities, such securities will not exceed 35% of the Series’ assets.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, if any, of 0.65% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for the Series. In making investment decisions for the Series, Mr. Van Harte regularly consults with Christopher J. Bonavico, Christopher M. Ericksen, and Daniel J. Prislin. Messrs. Van Harte, Bonavico, Ericksen, and Prislin joined Delaware Investments in April 2005.

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Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer — Focus Growth Equity
Mr. Van Harte joined Delaware Investments in April 2005. He is the chief investment officer for the Focus Growth Equity team, responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica Investment Management. Mr. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap product. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Mr. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

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Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*                 Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

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The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

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Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

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Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

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Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP U.S. Growth Series

	Year ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$7.780	$6.830	$6.620	$5.370	$7.600
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.003)	(0.005)	0.049	0.010	0.010
Net realized and unrealized gain (loss) on investments	0.183	0.997	0.169	1.251	(2.215)
Total from investment operations	0.180	0.992	0.218	1.261	(2.205)
Less dividends and distributions from:
Net investment income	—	(0.042)	(0.008)	(0.011)	(0.025)
Total dividends and distributions	—	(0.042)	(0.008)	(0.011)	(0.025)
Net asset value, end of period	$7.960	$7.780	$6.830	$6.620	$5.370
Total return(2)	2.31%	14.65%	3.30%	23.75%	(29.24%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,548	$45,653	$10,438	$11,862	$9,595
Ratio of expenses to average net assets	0.77%	0.81%	0.76%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	(0.04%)	(0.07%)	0.77%	0.17%	0.15%
Portfolio turnover	21%	91%	167%	102%	101%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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ADDITIONAL INFORMATION

DELAWARE VIP U.S. GROWTH SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP U.S. Growth Series (Standard Class)	246493589

DELAWARE VIP TRUST

Delaware VIP U.S. Growth Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP U.S. Growth Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP U.S. Growth Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Series	8
Disclosure of portfolio holdings information	9
Investment manager	9
Portfolio managers	9
Manager of managers structure	10
Who’s who?	11

Important information about the Series	page 11
Share classes	11
Salesperson and life company compensation	12
Purchase and redemption of shares	12
Payments to intermediaries	12
Valuation of shares	12
Fair valuation	13
Document delivery	13
Frequent trading of Series shares	13
Dividends, distributions, and taxes	15
Certain management considerations	15

Financial highlights	page 16

Additional information	Back cover

OVERVIEW: DELAWARE VIP U.S. GROWTH SERIES

What is the Series’ investment objective? Delaware VIP U.S. Growth Series seeks long-term capital appreciation. Although the Series will strive to achieve its investment objective, there is no assurance that it will.

What are the Series’ main investment strategies? The Series invests primarily in common stocks. We invest primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We focus on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using a bottom-up approach, we seek to select securities that we believe have large-end market potential (meaning the business addresses markets with a large potential client base and meaningful product demand), dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s ability to increase per-unit profitability as it grows (i.e., its “operational efficiencies”), management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. Whether companies provide dividend income and the amount of income they provide will not be a primary factor in the Series’ selection decisions. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Series’ assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Series’ debt securities and bonds, do not exceed 35% of the Series’ assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the price of Series shares will increase and decrease according to changes in the value of the Series’ investments. Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade (i.e., they may be “junk bonds”), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due. The Series will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific industries or companies. Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations.

For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors looking for capital growth potential

•                  Investors looking for a fund that can be a complement to income-producing or value-oriented investments

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

•                  Investors whose primary goal is to receive current income

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP U.S. Growth Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP U.S. Growth Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 12.95% for the quarter ended December 31, 2001 and its lowest quarterly return was -21.63% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/06

	Delaware VIP U.S. Growth Series Service Class	Russell 1000 Growth® Index (reflects no deduction for fees, expenses, or taxes)
1 year	2.06%	9.07%
5 years	0.98%	2.69%
Lifetime	-4.51%	-3.48%*

The Series’ returns above are compared to the performance of the Russell 1000 Growth® Index. The Index is an unmanaged index which measures the performance of Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*                 Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees	0.65%
Distribution and service (12b-1) fees(1)	0.30%
Other expenses(2)	0.11%
Total annual fund operating expenses	1.06%
Fee waivers and payments	(0.05%)
Net expenses	1.01%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$103
3 years	$332
5 years	$580
10 years	$1,290

(1)       Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(2)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

HOW WE MANAGE THE SERIES

Our investment strategies

We research individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series’ investment objectives.

Delaware VIP U.S. Growth Series seeks long-term capital appreciation. We invest primarily in common stocks and, although we have the flexibility to invest in companies of all sizes, we generally focus on medium- and large-sized companies. The Series’ investment objective is to own companies that are expected to grow faster than the U.S. economy. Using a bottom up approach, we look for companies that we believe that:

•                  have large-end market potential, dominant business models, and strong free cash flow generation;

•                  demonstrate operational efficiencies;

•                  have planned well for capital allocation; and

•                  have governance policies that tend to be favorable to shareholders.

There are a number of catalysts that might increase a company’s potential for free cash flow growth. The Series’ disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

•                  management changes;

•                  new products;

•                  structural changes in the economy; or

•                  corporate restructurings and turnaround situations.

We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

5

The securities we typically invest in

Stocks offer investors the potential for capital appreciation.

Securities	How we use them Delaware VIP U.S. Growth Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.

Generally, we invest 85% to 100% of the Series’ net assets in the common stock of companies that we think have appreciation potential. We may invest in companies of all sizes, but typically focus on medium- and large-sized companies.

Foreign securities and American Depositary Receipts (ADRs): Securities of foreign entities issued directly or, in the case of ADRs, through a U.S. bank. ADRs represent a bank’s holding of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are bought and sold in the same way as other U.S. securities.

We may invest up to 20% of the Series’ assets in securities of foreign issuers. Such foreign securities may be traded on a foreign exchange, or they may be in the form of ADRs. Direct ownership of foreign securities will typically not be a significant part of our strategy. We may, however, own ADRs when we think they offer greater appreciation potential than domestic stocks.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Series’ net assets in illiquid securities.

Fixed income securities: Securities that may include debt securities, bonds, and convertible bonds, as well as non-investment grade fixed income securities.

We may invest up to 20% of the Series’ assets in debt securities and bonds. We may invest without limit in convertible bonds, preferred stocks, and convertible preferred stock which we consider equity securities. We may also invest up to 10% of this portion in non-investment grade bonds if we believe that doing so would help us to meet the Series’ objective.

6

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP U.S. Growth Series

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; however, the seller of an option must go through with the transaction if the option is exercised.

Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The writer of the call option receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a series would lose out on those gains. A call option written by a series is “covered” if a series owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that have unrealized gains, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any anticipated price declines, without selling the security. We may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Series to meet its investment objective.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

We may also invest in other securities, including U.S. Government securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

When-issued securities, delayed delivery, and firm commitment agreements The Series may purchase securities on a delayed delivery or when-issued basis; that is, paying for securities before delivery or taking delivery at a later date. The Series may also enter into firm commitment agreements (the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Series assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective. Whenever these borrowings, including reverse repurchase agreements, exceed 5% of the value of the Series’ total assets, we will not purchase any securities.

7

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP U.S. Growth Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP U.S. Growth Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

Prices of “growth” companies’ securities may be more volatile than other securities, particularly over the short term. Growth stock prices often reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections or if earnings growth expectations moderate.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or the nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We are permitted to invest up to 20% of the Series’ portfolio in foreign securities. When we do purchase foreign securities, they are generally ADRs which are denominated in U.S. dollars and traded on U.S. stock exchanges.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities to 15% of the Series’ net assets.

8

The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP U.S. Growth Series
Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

Fixed income securities are not typically a significant component of our strategy. However, when we do invest in fixed income securities, we will not hold more than 10% of the Series’ net assets in high yield, non-investment grade bonds. This limitation, combined with our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds, is designed to manage this risk.

Futures and options risk is the possibility that a series may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a series gains from using the strategy.

We will not use futures and options for speculative reasons. We may use options and futures to protect gains in the portfolio without actually selling a security. We may also use options and futures to quickly invest excess cash so that the portfolio is generally fully invested.

Convertible and preferred securities risk is the risk associated with investing in convertible and preferred securities, which have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade (i.e., they may be “junk bonds”), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

We limit investments in convertible bonds, preferred stocks, and convertible preferred stocks to 20% of the Series’ net assets and, when aggregated with the Series’ debt securities, such securities will not exceed 35% of the Series’ assets.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.65% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for the Series. In making investment decisions for the Series, Mr. Van Harte regularly consults with Christopher J. Bonavico, Christopher M. Ericksen, and Daniel J. Prislin. Messrs. Van Harte, Bonavico, Ericksen, and Prislin joined Delaware Investments in April 2005.

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Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer — Focus Growth Equity
Mr. Van Harte joined Delaware Investments in April 2005. He is the chief investment officer for the Focus Growth Equity team, responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica Investment Management. Mr. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap product. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Mr. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*                 Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

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We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

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Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

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Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends and capital gain distributions, if any, are distributed annually. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP U.S. Growth Series

	Year ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$7.760	$6.810	$6.610	$5.360	$7.590
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.022)	(0.023)	0.033	(0.005)	0.001
Net realized and unrealized gain (loss) on investments	0.182	0.999	0.167	1.257	(2.218)
Total from investment operations	0.160	0.976	0.200	1.252	(2.217)
Less dividends and distributions from:
Net investment income	—	(0.026)	—	(0.002)	(0.013)
Total dividends and distributions	—	(0.026)	—	(0.002)	(0.013)
Net asset value, end of period	$7.920	$7.760	$6.810	$6.610	$5.360
Total return(2)	2.06%	14.41%	3.03%	23.37%	(29.26%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,596	$42,062	$37,653	$9,718	$666
Ratio of expenses to average net assets	1.02%	1.06%	1.01%	0.97%	0.90%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.07%	1.11%	1.06%	1.00%	0.90%
Ratio of net investment income (loss) to average net assets	(0.29%)	(0.32%)	0.52%	(0.05%)	0.00%
Ratio of net investment income (loss) to average net assets prior to expense limitation and expenses paid indirectly	(0.34%)	(0.37%)	0.47%	(0.08%)	0.00%
Portfolio turnover	21%	91%	167%	102%	101%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP U.S. GROWTH SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP U.S. Growth Series (Service Class)	246493597

DELAWARE VIP TRUST

Delaware VIP Value Series
Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Value Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Value Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	6
Disclosure of portfolio holdings information	7
Investment manager	7
Portfolio managers	7
Manager of managers structure	9
Who’s who?	9

Important information about the Series	page 10
Share classes	10
Salesperson and life company compensation	10
Purchase and redemption of shares	10
Payments to intermediaries	10
Valuation of shares	11
Fair valuation	11
Document delivery	12
Frequent trading of Series shares	12
Dividends, distributions, and taxes	14
Certain management considerations	14

Financial highlights	page 15

Additional information	Back cover

OVERVIEW: DELAWARE VIP VALUE SERIES

What is the Series’ investment objective? Delaware VIP Value Series seeks long-term capital appreciation. Although the Series will strive to meet its investment objectives, there is no assurance that it will.

What are the Series’ main investment strategies? Under normal circumstances, the Series will invest at least 80% of its net assets in large-capitalization companies (80% policy). The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities we believe are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential, or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis.

The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

•                  Security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company;

•                  Favorable earnings growth prospects;

•                  Expected above-average return on equity and dividend yield;

•                  The financial condition of the issuer; and

•                  Various qualitative factors.

We may sell a security if we no longer believe that the security will contribute to meeting the investment objective of the Series. In considering whether to sell a security, we may evaluate, among other things, the condition of the U.S. economy, the condition of foreign economies, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry sector.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value or if the factors that we believe will increase the price of the security do not occur. This Series will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. The portfolio may have a portfolio turnover in excess of 100%. High portfolio turnover can increase a Series’ transaction costs and lower returns. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•                  Investors with long-term financial goals

•                  Investors seeking long-term capital appreciation

•                  Investors seeking an investment primarily in common stocks

•                  Investors seeking a small to moderate income component of total return

Who should not invest in the Series

•                  Investors with short-term financial goals

•                  Investors seeking an investment primarily in fixed income securities

•                  Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Value Series Standard Class. We show how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the one, five, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Value Series Standard Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 17.66% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	Delaware VIP Value Series Standard Class	Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)
1 year	24.10%	22.25%
5 years	9.55%	10.86%
10 years	9.10%	11.00%

The Series’ returns above are compared to the performance of the Russell 1000 Value® Index. The Index is a composite of mostly large capitalization stocks. You should remember that unlike the Series, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

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What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your investments when you buy or sell shares of the Standard Class.

CLASS	STANDARD
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	STANDARD
Management fees(1)	0.65%
Distribution and service (12b-1) fees	none
Other expenses(2)	0.11%
Total annual fund operating expenses	0.76%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Series’ total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	STANDARD
1 year	$78
3 years	$243
5 years	$422
10 years	$942

(1)       The investment manager (Manager) has voluntarily agreed to waive management fees in the amount of 0.05% of the Series’ average net assets until such time as the waiver is discontinued. The waiver may be discontinued at any time because it is voluntary. The following table shows operating expenses that are based on the most recently completed fiscal year and reflects the Manager’s current fee waivers and payments.

Series operating expenses with voluntary expense cap in effect.

CLASS	STANDARD
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.71%

(2)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

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HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Value Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company, favorable earnings growth prospects, expected above-average return on equity and dividend yield, the financial condition of the issuer, and various qualitative factors in seeking stocks that we believe are undervalued.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation. Certain stocks held in the portfolio will be dividend-paying stocks and others will not pay dividends.

Securities	How we use them Delaware VIP Value Series
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Generally, we invest 90% to 100% of the Series’ net assets in common stocks.

American Depositary Receipts (ADRs): Receipts issued by a depositary (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.

We may invest without limitation in ADRs. We use them when we believe they offer better total return opportunities than U.S. securities.

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is U.S. Government securities.

Restricted securities: Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

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We may also invest in all available types of equity securities, including preferred stock, rights and warrants, and convertible securities. We may also invest in fixed income securities and enter into options transactions for defensive purposes. We may invest in global and European depositary receipts and directly in foreign securities; however, the Manager has no present intention of doing so. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Value Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them Delaware VIP Value Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

A stock price is a “value” when it is less than the price at which we believe it would trade if the market reflected all of the factors relating to the company’s worth. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value and bid up the price, if the markets favor other companies thought to be growing at a faster pace, or if the factors that we believe will increase the price of the security do not occur.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

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The risks of investing in the Series (continued)

Risks	How we strive to manage them Delaware VIP Value Series

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process designed to identify undervalued securities before choosing securities for the portfolio.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or the nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We typically invest only a small portion of the Series’ portfolio in foreign corporations through ADRs. We do not presently intend to invest directly in foreign securities. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on a U.S. exchange.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities to no more than 10% of the Series’ net assets.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.60% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn comprise the portfolio management team that is responsible for making the day-to-day investment decisions for the Delaware VIP Value Series. Each member of the portfolio management team has an equal role in the management of the Series. Messrs. Nutt, Irving, Lombardi, Vogel, Lalvani, and Ms. Wynn have been members of the Series’ portfolio management team since 2004.

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D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity
Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager
Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within MLIM for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor’s degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager
Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at MLIM from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., CFA, Vice President, Senior Portfolio Manager
Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at MLIM for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and The CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager
Mr. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of The CFA Society of Philadelphia.

Nashira S. Wynn, Vice President, Portfolio Manager
Ms. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for MLIM. Ms. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

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Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

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Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.25%

*                 Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

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Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

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Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the fiscal year. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Value Series

	Year ended 12/31
Standard Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$19.230	$18.460	$16.330	$13.000	$16.210
Income (loss) from investment operations:
Net investment income(1)	0.437	0.369	0.313	0.265	0.235
Net realized and unrealized gain (loss) on investments and foreign currencies	4.075	0.722	2.082	3.337	(3.215)
Total from investment operations	4.512	1.091	2.395	3.602	(2.980)
Less dividends and distributions from:
Net investment income	(0.328)	(0.321)	(0.265)	(0.272)	(0.230)
Net realized gain on investments	(0.434)	—	—	—	—
Total dividends and distributions	(0.762)	(0.321)	(0.265)	(0.272)	(0.230)
Net asset value, end of period	$22.980	$19.230	$18.460	$16.330	$13.000
Total return(2)	24.10%	6.03%	14.93%	28.29%	(18.68%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$497,525	$349,443	$310,704	$302,266	$240,752
Ratio of expenses to average net assets	0.72%	0.73%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	0.77%	0.78%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.12%	1.98%	1.87%	1.88%	1.61%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	2.07%	1.93%	1.82%	1.83%	1.56%
Portfolio turnover	14%	23%	124%	79%	100%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP VALUE SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Value Series (Standard Class)	246493746

DELAWARE VIP TRUST

Delaware VIP Value Series
Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April 30, 2007

This Prospectus offers the Delaware VIP Value Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objectives and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview	page 2
Delaware VIP Value Series	2

How we manage the Series	page 5
Our investment strategies	5
The securities we typically invest in	5
The risks of investing in the Series	7
Disclosure of portfolio holdings information	7
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	9

Important information about the Series	page 10
Share classes	10
Salesperson and life company compensation	10
Purchase and redemption of shares	10
Payments to intermediaries	11
Valuation of shares	11
Fair valuation	11
Document delivery	12
Frequent trading of Series shares	12
Dividends, distributions, and taxes	14
Certain management considerations	14

Financial highlights	page 15

Additional information	Back cover

OVERVIEW: DELAWARE VIP VALUE SERIES

What is the Series’ investment objective? Delaware VIP Value Series seeks long-term capital appreciation. Although the Series will strive to meet its investment objectives, there is no assurance that it will.

What are the Series’ main investment strategies? Under normal circumstances, the Series will invest at least 80% of its net assets in large-capitalization companies (80% policy). The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities we believe are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential, or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis.

The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

•        Security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company;

•        Favorable earnings growth prospects;

•        Expected above-average return on equity and dividend yield;

•        The financial condition of the issuer; and

•        Various qualitative factors.

We may sell a security if we no longer believe that the security will contribute to meeting the investment objective of the Series. In considering whether to sell a security, we may evaluate, among other things, the condition of the U.S. economy, the condition of foreign economies, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry sector.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value or if the factors that we believe will increase the price of the security do not occur. This Series will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. The portfolio may have a portfolio turnover in excess of 100%. High portfolio turnover can increase a Series’ transaction costs and lower returns. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

The Series’ 80% policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

Who should invest in the Series

•        Investors with long-term financial goals

•        Investors seeking long-term capital appreciation

•        Investors seeking an investment primarily in common stocks

•        Investors seeking a small to moderate income component of total return

Who should not invest in the Series

•        Investors with short-term financial goals

•        Investors seeking an investment primarily in fixed income securities

•        Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP Value Series Service Class. We show how the annual returns for the Series have varied over the past six calendar years, as well as the average annual returns for the one-year, five-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page 4 for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

Year-by-year total return (Delaware VIP Value Series Service Class)

During the periods illustrated in this bar chart, the Class’ highest quarterly return was 17.64% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	Delaware VIP Value Series Service Class	Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)
1 year	23.79%	22.25%
5 years	9.31%	10.86%
Lifetime	8.82%	12.88%*

*

Lifetime returns are shown if the Series has existed for less than 10 years. Lifetime returns are shown because the Series commenced operations on May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2006.

3

What are the Series’ fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Service Class.

CLASS	SERVICE
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Series operating expenses are deducted from the Series’ assets.

CLASS	SERVICE
Management fees(1)	0.65%
Distribution and service (12b-1) fees(2)	0.30%
Other expenses(3)	0.11%
Total annual fund operating expenses	1.06%
Fee waivers and payments	(0.05%)
Net expenses	1.01%

This example is intended to help you compare the cost of investing in the Series to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Series expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Series’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	SERVICE
1 year	$103
3 years	$332
5 years	$580
10 years	$1,290

(1)  The investment manager (Manager) has voluntarily agreed to waive management fees in the amount of 0.05% of the Series’ average net assets until such time as the waiver is discontinued. The waiver may be discontinued at any time because it is voluntary. The following table shows operating expenses that are based on the most recently completed fiscal year and reflects the Manager’s current fee waivers and payments.

4

Series operating expenses with voluntary expense cap in effect.

CLASS	SERVICE
Management fees	0.60%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.11%
Total annual fund operating expenses	1.01%
Fee waivers and payments	(0.05%)
Net expenses	0.96%

(2)  Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series’ distributor (Distributor) has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2007 through April 30, 2008.

(3)  “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

HOW WE MANAGE THE SERIES

Our investment strategies

Delaware VIP Value Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company, favorable earnings growth prospects, expected above-average return on equity and dividend yield, the financial condition of the issuer, and various qualitative factors in seeking stocks that we believe are undervalued.

The Series’ investment objective is non-fundamental. This means that the Board of Trustees (Board) may change the Series’ objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation. Certain stocks held in the portfolio will be dividend-paying stocks and others will not pay dividends.

Securities	How we use them Delaware VIP Value Series

Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits, proportionate to the number of shares they own.	Generally, we invest 90% to 100% of the Series’ net assets in common stocks.

American Depositary Receipts (ADRs): Receipts issued by a depositary (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.

We may invest without limitation in ADRs. We use them when we believe they offer better total return opportunities than U.S. securities.

5

The securities we typically invest in (continued)

Securities	How we use them Delaware VIP Emerging Markets Series

Repurchase agreements: An agreement between a buyer of securities, such as a series, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Series’ cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is U.S. Government securities.

Restricted securities: Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series’ 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a series has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 10% of the Series’ net assets in illiquid securities.

We may also invest in all available types of equity securities, including preferred stock, rights and warrants, and convertible securities. We may also invest in fixed income securities and enter into options transactions for defensive purposes. We may invest in global and European depositary receipts and directly in foreign securities; however, the Manager has no present intention of doing so. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Series’ assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, the Series may hold a substantial portion of its assets in cash or cash equivalents or other high-quality, short-term instruments. To the extent it holds such instruments, the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series’ annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

6

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Delaware VIP Value Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strives to manage them Delaware VIP Value Series

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of economic conditions, future expectations, or investor confidence.

A stock price is a “value” when it is less than the price at which we believe it would trade if the market reflected all of the factors relating to the company’s worth. A value stock may not increase in price as we anticipate if other investors do not share our perception of the company’s value and bid up the price, if the markets favor other companies thought to be growing at a faster pace, or if the factors that we believe will increase the price of the security do not occur.

We maintain a long-term investment approach and focus on stocks that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the security.

We limit the amount of the Series’ assets invested in any one industry and in any individual security. We also follow a rigorous selection process designed to identify undervalued securities before choosing securities for the portfolio.

Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or the nationalization of assets), changes in currency exchange rates, foreign economic conditions, or lax regulatory and accounting standards. Foreign markets may also be less efficient or less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

We typically invest only a small portion of the Series’ portfolio in foreign corporations through ADRs. We do not presently intend to invest directly in foreign securities. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on a U.S. exchange.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a series has valued them.	We limit exposure to illiquid securities to no more than 10% of the Series’ net assets.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ portfolio securities is available in the Series’ SAI.

7

Investment manager

The Series is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of waivers, of 0.60% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2006.

Portfolio managers

D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn comprise the portfolio management team that is responsible for making the day-to-day investment decisions for the Delaware VIP Value Series. Each member of the portfolio management team has an equal role in the management of the Series. Messrs. Nutt, Irving, Lombardi, Vogel, Lalvani, and Ms. Wynn have been members of the Series’ portfolio management team since 2004.

D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager

Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within MLIM for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor’s degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager

Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at MLIM from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., CFA, Vice President, Senior Portfolio Manager

Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at MLIM for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and The CFA Society of Philadelphia.

8

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager

Mr. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of The CFA Society of Philadelphia.

Nashira S. Wynn, Vice President, Portfolio Manager

Ms. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for MLIM. Ms. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $166.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

9

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio managers of the Series.

Distributor Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, that segregates fund securities from other bank assets.

IMPORTANT INFORMATION ABOUT THE SERIES

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% (currently limited to 0.25%) per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

*  Pursuant to the Series’ 12b-1 Plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to 0.25% from May 1, 2007 through April 30, 2008.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

10

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and National Association of Securities Dealers, Inc. (NASD) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Series’ NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Series is calculated by subtracting the liabilities for each Class from its total net assets and dividing the resulting number by the number of shares outstanding for that Class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Series’ Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips”—that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

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The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through omnibus accounts of sponsors of variable insurance products. The Series will attempt to apply its monitoring procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Series shares.

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Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series has qualified to be treated as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. Dividends, if any, are paid annually. Capital gain distributions, if any, normally will be made following the close of the fiscal year. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from a Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by Ernst & Young LLP, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Value Series

	Year ended 12/31
Service Class	2006	2005	2004	2003	2002
Net asset value, beginning of period	$19.200	$18.430	$16.320	$12.990	$16.200
Income (loss) from investment operations:
Net investment income(1)	0.385	0.323	0.271	0.233	0.214
Net realized and unrealized gain (loss) on investments and foreign currencies	4.070	0.726	2.072	3.348	(3.218)
Total from investment operations	4.455	1.049	2.343	3.581	(3.004)
Less dividends and distributions from:
Net investment income	(0.281)	(0.279)	(0.233)	(0.251)	(0.206)
Net realized gain on investments	(0.434)	—	—	—	—
Total dividends and distributions	(0.715)	(0.279)	(0.233)	(0.251)	(0.206)
Net asset value, end of period	$22.940	$19.200	$18.430	$16.320	$12.990
Total return(2)	23.79%	5.79%	14.59%	28.10%	(18.81%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,405	$75,778	$33,642	$14,737	$5,463
Ratio of expenses to average net assets	0.97%	0.98%	0.95%	0.92%	0.85%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.07%	1.08%	1.05%	1.00%	0.90%
Ratio of net investment income to average net assets	1.87%	1.73%	1.62%	1.66%	1.46%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.77%	1.63%	1.52%	1.58%	1.41%
Portfolio turnover	14%	23%	124%	79%	100%

(1)  The average shares outstanding method has been applied for per share information.

(2)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the waiver not been in effect.

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ADDITIONAL INFORMATION

DELAWARE VIP VALUE SERIES

Additional information about the Series’ investments is available in the Series’ annual and semiannual reports to shareholders. In the Series’ shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

Investment Company Act File No. 811-05162

Delaware Series Symbol	CUSIP

Delaware VIP Value Series
(Service Class)	246493753

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

DELAWARE VIP TRUST

2005 Market Street

Philadelphia, PA 19103-7094

Delaware VIP Trust (the “Trust”) is intended to meet a wide range of investment objectives through its fourteen separate portfolios (the “Series”).  Each Series offers two classes of shares, Standard Class and Service Class.  The Series’ investment manager is Delaware Management Company, a series of Delaware Management Business Trust, a series of Delaware Management Business Trust (the “Manager”).

The shares of the Trust are sold only to separate accounts of life insurance companies (“life companies”).  The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (“variable contracts”).  The separate accounts invest in shares of the various Series in accordance with allocation instructions received from their contract owners.

This Statement of Additional Information (“Part B” of the Registration Statement) supplements the information contained in the current Prospectuses of the Trust, dated April 30, 2007, as they may be amended from time to time.  This Part B should be read in conjunction with the prospectuses for the variable contracts and the Trust.  This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Trust’s Prospectuses.  The Trust’s Prospectuses may be obtained by writing or calling your investment dealer or by contacting the Series’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address.  The Trust’s financial statements and the notes relating thereto, the financial highlights, and the report of its independent registered public accounting firm all are incorporated by reference from the Annual Reports into this Part B.  The Annual Reports will accompany any request for this Part B.  The Annual Reports can be obtained, without charge, by calling 800 523-1918.

	Page		Page

Organization and Classification	2	Trading Practices and Brokerage	53
Investment Objectives, Restrictions, and Policies	2	Capital Structure	55
Investment Strategies and Risks	4	Purchasing Shares and Offering Price	56
Disclosure of Portfolio Holdings Information	29	Distributions and Taxes	57
Management of the Trust	30	Financial Statements	61
Investment Manager and Other Service Providers	41	Principal Holders	61
Portfolio Managers	47	Appendix A – Description of Ratings	64

ORGANIZATION AND CLASSIFICATION

Organization

The Trust was originally organized as a Maryland corporation in 1987 and was subsequently reorganized as a Delaware statutory trust on December 15, 1999.

Classification

The Trust is an open-end management investment company. With the exception of Delaware VIP Emerging Markets and Delaware VIP REIT Series, each Series’ portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Delaware VIP Emerging Markets and Delaware VIP REIT Series’ portfolios are non-diversified as defined by the 1940 Act.

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives

The Series’ investment objectives are described in the Prospectuses.  Each Series’ investment objective is non-fundamental, and may be changed without shareholder approval.  However, the Trust’s Board of Trustees must approve any changes to non-fundamental investment objectives and a Series will notify shareholders prior to a material change in the Series’ investment objective.

Fundamental Investment Restrictions

The Trust has adopted the following restrictions for each Series, which cannot be changed without approval by the holders of a “majority” of the respective Series’ outstanding shares, which is a vote by the holders of the lesser of (a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Series purchases securities.

Each Series may not:

1.             With respect to each Series, except the Delaware VIP REIT Series, make investments that will result in the concentration (as that term may be defined in the 1940 Act), any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. The Delaware VIP REIT Series will concentrate its investments in the real estate industry.  The Delaware VIP REIT Series otherwise may not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. In addition, Delaware VIP Cash Reserve Series may concentrate its investments in bankers’ acceptances of banks with over one billion dollars in assets or bank holding companies whose securities are rated A-2 or better by Standard & Poor’s (“S&P”) or P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”).

2.             Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3.             Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4.             Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.             Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6.             Make loans, provided that this restriction does not prevent the Series from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the Series will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board of Trustees without shareholder approval:  A Series may not invest more than 10% (15% for Delaware VIP High Yield Series, Delaware VIP Select Growth Series and Delaware VIP U.S. Growth Series) of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

In applying a Series’ fundamental policy concerning concentration described above, it is a matter of non-fundamental policy that:  (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish a Series’ investment objective.  The Series are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective.  The Series will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.  Such turnover always will be incidental to transactions undertaken with a view to achieving each Series’ investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Series’ portfolio.  A turnover rate of 100% would occur, for example, if all of a Series’ investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Series’ shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.  In investing to achieve its investment objective, a Series may hold securities for any period of time.

The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate for each Series.  Given the respective Series’ investment objectives, the Trust anticipates that, ordinarily, the annual portfolio turnover rates are not expected to exceed 100% for the Delaware VIP Emerging Markets, Delaware VIP Value, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Cash Reserve and Delaware VIP Small Cap Value Series, and may exceed 100% for the Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Diversified Income, Delaware VIP Growth Opportunities, Delaware VIP High Yield, Delaware VIP Select Growth, Delaware VIP Trend and Delaware VIP U.S. Growth Series. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater or lesser rate than anticipated.

For the fiscal years ended December 31, 2006 and 2005, the Series’ portfolio turnover rates were approximately as follows:

Series	Year Ended December 31, 2006		Year Ended December 31, 2005
Delaware VIP Balanced Series	131	%(1)	200%
Delaware VIP Capital Reserves Series	318%		259%
Delaware VIP Diversified Income Series	311	%(2)	400%
Delaware VIP Emerging Markets Series	67	%(3)	18%
Delaware VIP Growth Opportunities Series	67%		75%
Delaware VIP High Yield Series	132%		162%
Delaware VIP International Value Equity Series	114	%(3)	8%
Delaware VIP REIT Series	100	%(4)	42%
Delaware VIP Select Growth Series	50%		133	%(5)
Delaware VIP Small Cap Value Series	36%		32%
Delaware VIP Trend Series	64%		63%
Delaware VIP U.S. Growth Series	21%		91	%(6)
Delaware VIP Value Series	14%		23%

(1)          Delaware VIP Balanced Series experienced unusually high portfolio turnover in 2006 due to the Series’ transition to a new portfolio management team in October 2006.

(2)          Delaware VIP Diversified Income Series experienced unusually high portfolio turnover in 2006 due to the changes in the Series’ investment strategies and policies to modify the Series’ investment approach and non-U.S. dollar denominated securities/currency restrictions.

(3)          Delaware VIP Emerging Markets and Delaware VIP International Value Equity Series experienced unusually high portfolio turnover in 2006 due to the Series’ transition to a new portfolio management team in September and May 2006, respectively.

(4)          Delaware VIP REIT Series experienced unusually high portfolio turnover in 2006 due to the Series’ transition to a new portfolio management team in May 2006.

(5)          Delaware VIP Select Growth Series experienced unusually high portfolio turnover in 2005 due to the Series’ transition to a new portfolio management team in May 2005.

(6)          Delaware VIP U.S. Growth Series experienced unusually high portfolio turnover in 2005 due to the Series’ transition to a new portfolio management team in April 2005.

Investment Strategies AND RISKS

The Series’ investment objectives, strategies, and risks are described in the Prospectuses.  Certain additional investment information is provided below.  All investment strategies of the Series are non-fundamental and may be changed without shareholder approval, except those identified below as fundamental restrictions.

Additional Information on the Delaware VIP Cash Reserve Series

Delaware VIP Cash Reserve Series intends to achieve its objective by investing its assets in a diversified portfolio of money market instruments.  See “Money Market Instruments” below and “Appendix A — Description of Ratings.”

The Series maintains its net asset value (“NAV”) at $1 per share by valuing its securities on an amortized cost basis, which approximates market value.  See “Offering Price” below.  The Series maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months.  In addition, the Series limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and are of high quality.  The Series may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable NAV.  While the Series will make every effort to maintain a fixed NAV of $1 per share, there can be no assurance that this objective will be achieved.

Although the Series intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, it may attempt, from time to time, to increase its yield by trading to take advantage of market variations.  Also, revised evaluations of the issuer or redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable.  The Series’ right to borrow to facilitate redemptions may reduce, but does not guarantee, a reduction in the need for such sales.  The Series will not purchase new securities while any borrowings are outstanding.  See “Distributions and Taxes” below for the effect of any capital gains distributions.

A shareholder’s rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Series invests.  In the event of an increase in current interest rates, a national credit crisis or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected.  Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks.  The rate of return and the NAV will be affected by such other factors as sales of portfolio securities prior to maturity and the Series’ operating expenses.

Some of the securities in the Series’ portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury Bill rate.  This periodic interest rate adjustment tends to lessen the volatility of the security’s price.  With respect to securities with an interest rate adjustment period of one year or less, the Series will, when determining average weighted maturity, treat such a security’s maturity as the amount of time remaining until the next interest rate adjustment.

Instruments such as Government National Mortgage Association (“GNMA”), Fannie Mae and Federal Home Loan Mortgage Corporation (“FHLMC”) securities and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities.  This is due to changes in amortization caused by demographic and economic forces such as interest rate movements.  These effective maturities are calculated based upon historical payment patterns.  For purposes of determining the Series’ average weighted maturity, the maturities of such securities will be calculated based upon the issuing agency’s payment factors using industry-accepted valuation models.

Asset-Backed Securities

Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Cash Reserve and Delaware VIP Diversified Income Series may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases (i.e., receivables on loans to car dealers for cars used in their showrooms) or other loans or financial receivables currently available or which may be developed in the future.  For Delaware VIP Balanced and Delaware VIP Capital Reserves Series, all such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody’s).  It is Delaware VIP Cash Reserve Series’ current policy to limit asset-backed investments to those rated in the highest rating category by a reputable rating agency (e.g., AAA by S&P or Aaa by Moody’s) and represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.  To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support.  Such credit support falls into two categories:  (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.  The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets.  Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area.  Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity.  Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities, but the risk of such a prepayment does exist.  Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks which may be peculiar to particular classes of collateral.  For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance.  In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws.  Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Combined Transactions

Certain Series may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component” transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of the Series to do so.  A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Debt and Non-Traditional Equity Securities

Delaware VIP Balanced, Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S. Growth Series may invest in convertible and debt securities of issuers in any industry.  A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities rank ahead of common stock in a corporation’s capital structure and therefore entail less risk than the corporation’s common stock.  However, convertible securities typically rank behind non-convertible securities of the same issuer. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security’s underlying common stock. A convertible security’s price depends on both its “investment value” (its value with the conversion privilege), and its “conversion value” (its market value if it were exchanged for the underlying security according to its conversion privilege).  When a convertible security’s investment value is greater than its conversion value, its price will primarily reflect its investment value. In this scenario, price will probably be most affected by interest rate changes, increasing when interest rates fall and decreasing when interest rates rise, similar to a fixed-income security.  Additionally, the credit standing of the issuer and other factors also may have an effect on the convertible security’s value. Conversely, when the conversion value approaches or exceeds the investment value, the price of the convertible security will rise above its investment value.  The higher the convertible security’s price relative to its investment value, the more direct the relationship between the changes in its price and changes in the price of the underlying equity security.

A convertible security’s price will typically provide a premium over the conversion value. This represents the additional price investors are willing to pay for a security that offers income, ranks ahead of common stock in a company’s capital structure and also has the possibility of capital appreciation due to the conversion privilege.  Because a convertible security has fixed interest or dividend payments, when the underlying stock declines, the convertible security’s price is increasingly determined by its yield. For this reason, the convertible security may not decline as much as the underlying common stock.  The extent of the price decline will also depend on the amount of the premium over its conversion value.

Common stock acquired upon conversion of a convertible security will generally be held for so long as the investment manager anticipates such stock will provide the Series with opportunities which are consistent with the Series’ investment objectives and policies.

The Series may invest in convertible debentures without regard to rating categories.  Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures.  Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

The Series may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities.  The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Series’ ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities also may make it more difficult for the Series to obtain accurate market quotations for purposes of pricing the Series’ portfolio and calculating its NAV.  The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities.  Lower quality convertible securities are judged by Moody’s and S&P to have speculative elements or characteristics; their future cannot be considered as well assured, and their earnings and asset protection may be moderate or poor in comparison to investment grade securities.

In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments.  The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities.  Issuers of these securities are often highly leveraged so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them, and therefore may be unable to repay debt at maturity by refinancing.

These Series may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor with the opportunity to earn higher dividend income than is available on a company’s common stock.  A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price.  Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity).  Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock.  If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock.  The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock.  PERCS can be called at any time prior to maturity, and hence do not provide call protection.  However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

These Series also may invest in other enhanced convertible securities.  These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities).  ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they automatically convert to either cash or a specified number of shares of common stock. An investment in such securities may involve additional risks.  Unlike conventional convertible securities, enhanced convertible securities do not usually have a fixed maturity (par) value.  Rather, such securities generally provide only for a mandatory conversion into cash or common stock.  As a result, a Series risks loss of principal if the cash received, or the price of the underlying common stock at the time of conversion, is less than the price paid for the enhanced convertible security.  Such securities may be more or less liquid than conventional convertible securities or non-convertible debt securities.

Credit Default Swaps

The Delaware VIP Balanced Series, Delaware VIP Diversified Income Series and the Delaware VIP High Yield Series may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies.  A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index).  In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium.  In the most general sense, the benefit for the purchaser of protection is that if a Credit Event should occur, it has an agreement that the seller of protection will make him whole in return for the transfer to the seller of protection of the reference security or securities.  The benefit for the seller of protection is the premium income it receives.  A Series might use CDS contracts to limit or to reduce the risk exposure of the Series to defaults of the issuer or issuers of the Series’ portfolio holdings (i.e., to reduce risk when the Series owns or has exposure to such securities).  A Series also might use CDS contracts to create or vary exposure to securities or markets.

CDS transactions may involve general market, illiquidity, counterparty and credit risks.  CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities.  The aggregate notional amount (typically, the principal amount of the reference security or securities) of the Series’ investments in the CDS contracts will be limited to 10% of the Series’ total net assets (except the limit shall be 15% for Delaware VIP High Yield Series and the liquidity provisions will not apply to 144A securities for the Delaware VIP Balanced Series and Delaware VIP Diversified Income Series).  As the purchaser or seller of protection, a Series may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

Where a Series is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the credit default swap.  To the extent that the Series, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Series will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the credit default swap or, where the Series does not own the reference security (or basket of securities), the Series will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation.  To the extent that the Series, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the credit default swap, it will designate on its books and records cash or liquid securities sufficient to cover the obligation.  If the credit default swap permits the Series to offset its obligations against the obligations of the counterparty under the credit default swap, then the Series will only designate on its books and records cash or liquid securities sufficient to cover the Series’ net obligation to the counterparty, if any.   All cash and liquid securities designated by a Series to cover its obligations under credit default swaps will be marked to market daily to cover these obligations.

As the seller of protection in a CDS contract, a Series would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a “Credit Event”).  If a Credit Event occurs, a Series generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value.  Provided that no Credit Event occurs, a Series would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection.  In addition, if no Credit Event occurs during the term of the CDS contact, a Series would have no delivery requirement or payment obligation to the purchaser of protection.  As the seller of protection, a Series would have credit exposure to the reference security (or basket of securities).  A Series will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

As the purchaser of protection in a CDS contract, a Series would pay a premium to the seller of protection.  In return, a Series would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities).  A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to a Series if a Credit Event should occur.  This risk is known as counterparty risk and is described in further detail below.

If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities).  If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

Each CDS contract is individually negotiated.  The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years.  CDS contracts may be unwound through negotiation with the counterparty.  Additionally, a CDS contract may be assigned to a third party.  In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Series to terminate the CDS contract.

Counterparty risk.  A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Series’ potential loss is the agreed upon periodic stream of payments from the purchaser of protection.  If there is a default by a counterparty that is a seller of protection, a Series’ potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event should occur.  CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, a Series will only have contractual remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy, there is no guarantee that a Series would be successful in pursuing such remedies.  For example, the counterparty may be judgment proof due to insolvency.  A Series thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Equity Securities

Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  Fluctuations in the value of equity securities in which a Series invests will cause the NAV of the Series to fluctuate.

Equity Linked Securities

The Delaware VIP Emerging Markets Series may invest a portion of its assets in equity linked securities. Equity linked securities are privately issued derivative securities which have a return component based on the performance of a single security, a basket of securities, or an index. Equity-linked securities are primarily used by the Series as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. To the extent that the Series invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See “Foreign Securities” below.

The Series deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Series receives cash from the broker or custodian equal to the value of the underlying security. Aside from the market risk associated with the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Series might be unable to obtain its expected benefit. In addition, while the Series will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Series, there can be no assurance that the Series will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Series’ ability to enter into other transactions at a time when doing so might be advantageous.

Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as options. See “Options” below. Equity-linked securities may be considered illiquid and thus subject to the Series’ restrictions on investments in illiquid securities. See “Liquidity and Rule 144A Securities” below. In some instances, investments in equity linked securities may also be subject to the Series’ limitations on investing in investment companies; see “Investment Company Securities” below.

Eurodollar Instruments

Certain Series may make investments in Eurodollar instruments.  Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Series might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Foreign Securities

To the extent that each Series is authorized and intends to invest in foreign securities, investors should recognize that investing in securities of foreign issuers involves certain considerations, including those described in the Prospectuses, which are not typically associated with investing in U.S. issuers.  Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.  The investment policies of certain of the Series permit them to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Series’ holdings and commitments against changes in the level of future currency rates.  Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Supranational Entities.  A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development.  Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Bank for Reconstruction and Development, the European Investment Bank, the Inter-American Development Bank, the Export-Import Banks, the Nordic Investment Bank and the Asian Development Bank.

Emerging Markets.  Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.  Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.  Further, investments by foreign investors (such as the Series) are subject to a variety of restrictions in many emerging countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest.  Additional restrictions may be imposed at any time by these or other countries in which a Series invests.  In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents.  Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager, does not believe that any current repatriation restrictions would affect its decision to invest in such countries.  Countries such as those in which the Series may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country has inadequate exports or receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

The issuers of the emerging market country government and government-related high yield securities in which a Series may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.  There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which a Series may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments.  Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Depositary Receipts.  Each Series (other than Delaware VIP Cash Reserve Series) may make foreign investments through the purchase and sale of sponsored or unsponsored American, European, Global and similar types of Depositary Receipts (“Depositary Receipts”).  Depositary Receipts are receipts often issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  “Sponsored” Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” Depositary Receipts are issued without participation of the issuer of the deposited security.  Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.  Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Foreign Currency Transactions.  In connection with a Series’ investment in foreign securities, a Series may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  A Series will account for forward contracts by marking to market each day at daily exchange rates.

When a Series enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of that Series’ assets denominated in such foreign currency, the Series’ custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Series in an amount not less than the value of such Series’ total assets committed to the consummation of such forward contracts.  If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series’ commitments with respect to such contracts.

Futures Contracts and Options on Futures Contracts

Futures Contracts.  Each of Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware VIP Growth Opportunities, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend and Delaware VIP U.S. Growth Series may enter into futures contracts relating to securities, securities indices (stocks and stock indices, in the case of Delaware VIP Balanced and Delaware VIP Growth Opportunities Series) or interest rates (except in the case of Delaware VIP Growth Opportunities Series).  In addition, Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware VIP Growth Opportunities, Delaware VIP International Value Equity and Delaware VIP Trend Series may enter into foreign currency futures contracts.  (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as “futures contracts.”)  Such investment strategies will be used as a hedge and not for speculation.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Series’ current or intended investments from broad fluctuations in stock or bond prices.  For example, a Series may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Series’ securities portfolio that might otherwise result.  If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position.  When a Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase.  As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Series’ current or intended investments in fixed-income securities.  For example, if a Series owned long-term bonds and interest rates were expected to increase, that Series might sell interest rate futures contracts.  Such a sale would have much the same effect as selling some of the long-term bonds in that Series’ portfolio.  However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Series to hedge its interest rate risk without having to sell its portfolio securities.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Series’ interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Series from declining as much as it otherwise would have.  On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Series could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized.  At that time, the interest rate futures contracts could be liquidated and that Series’ cash reserve could then be used to buy long-term bonds on the cash market.

Delaware VIP Diversified Income, Delaware VIP Emerging Markets and Delaware VIP International Value Equity Series may each purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates.  Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant.  Each of Delaware VIP Diversified Income, Delaware VIP Emerging Markets and Delaware VIP International Value Equity Series may sell futures contracts on a foreign currency, for example, when a Series holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar.  In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.  However, if the value of the foreign currency increases relative to the dollar, the Series’ loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, each of Delaware VIP Diversified Income, Delaware VIP Emerging Markets and Delaware VIP International Value Equity Series could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies.  When a Series purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Series will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

The Series may also engage in currency “cross hedging” when, in the opinion of the Series’ investment manager, the historical relationship among foreign currencies suggests that a Series may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated.  Such “cross hedging” is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

Options on Futures Contracts.  Each of Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware VIP Growth Opportunities, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Small Cap Value, Delaware VIP Select Growth, Delaware VIP Trend, and Delaware VIP U.S. Growth Series may purchase and write options on the types of futures contracts in which each Series may invest.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Series’ portfolio.  If the futures price at expiration of the option is below the exercise price, a Series will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Series’ portfolio holdings.  The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract.  If the futures price at expiration of the put option is higher than the exercise price, a Series will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Series intends to purchase.  If a put or call option a Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Series’ losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The Series may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, a Series could, in lieu of selling futures contracts, purchase put options thereon.  In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option.  If the market decline does not occur, the Series will suffer a loss equal to the price of the put.  Where it is projected that the value of securities to be acquired by a Series will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Series could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.  If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call.  However, if the market declines, the Series will suffer a loss equal to the price of the call, but the securities which the Series intends to purchase may be less expensive.

High Yield or Junk Bonds

Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware VIP High Yield and Delaware VIP U.S. Growth Series may purchase high yield, high risk securities, commonly known as “junk bonds.”  These securities are rated lower than BBB by S&P or Baa by Moody’s and are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness.  Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates.  Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.  See “Appendix A - Description of Ratings.”

The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold.  If market quotations are not available, these securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Series to value its portfolio securities and the Series’ ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the investment manager’s research and credit analysis is an integral part of managing any securities of this type held by the Series.  In considering investments for the Series, the investment manager will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.  The investment manager’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.  There can be no assurance that such analysis will prove accurate.

A Series may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Interest Rate and Index Swaps

Delaware VIP Balanced, Delaware VIP Capital Reserves and Delaware VIP Diversified Income Series may invest in interest rate and index swaps to the extent consistent with their respective investment objectives and strategies. A Series will only invest in swaps in which all the reference rates are related to or derived from instruments or markets in which the Series is otherwise eligible to invest, subject to the investment limitations on the instruments to which the purchased reference rate relates.

Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty.  Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate.  The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount.   For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty.  The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount.  The payment streams may thus be thought of as interest payments on the notional amount.  The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to mange its portfolio of swaps so as to match and offset its payment receipts and obligations.

The typical minimum notional amount is $5 million.  Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate (LIBOR).  The typical maximum term of an interest rate swap agreement ranges from one to twelve years.  Index swaps tend to be shorter term, often for one year. The investment manager presently intends to purchase swaps with maturities of six to twelve months, and in no event greater than two years.

Delaware VIP Balanced, Delaware VIP Capital Reserves and Delaware VIP Diversified Income Series also may engage in index swaps, called total return swaps.  In an index swap, a Series may enter into a contract with a counterparty in which the counterparty will make payments to the Series based on the positive returns of an index, such as a corporate bond index, in return for the Trust paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index.  In a sense, the Series is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal.  As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction.  The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed income securities that are included in the index.

Swap transactions provide several benefits to the Series.  Interest rate swaps may be used as a duration management tool.  Duration is a measure of a bond’s interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond.  In general, the longer a bond’s duration, the more sensitive the bond’s price will be to changes in interest rates.  The average duration of a fund is the weighted average of the durations of the fund’s fixed income securities.

If a Series wishes to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences.  By using an interest rate swap, the Series could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months.  The duration of the floating rate payments received by the Series will now be six months.  In effect, a Series has reduced the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

The Series may also use swaps to gain exposure to specific markets.  For example, suppose bond dealers have particularly low inventories of corporate bonds, making it difficult for a fixed income fund to increase its exposure to the corporate bond segment of the market.  It is generally not possible to purchase exchange-traded options on a corporate bond index. A Series could replicate exposure to the corporate bond market, however, by engaging in an index swap in which the Series gains exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

Other uses of swaps could help permit the Series to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Series anticipates purchasing at a later date.  Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk.  If there is a default by a counterparty in a swap transaction, the Series’ potential loss is the net amount of payments the Series is contractually entitled to receive for one payment period (if any – the Series could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction.  Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction.  The Series will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Series would be successful in pursuing them — the counterparty may be judgment proof due to insolvency, for example.  The Series thus assume the risk that they will be delayed or prevented from obtaining payments owed to them.  The standard industry swap agreements do, however, permit the Series to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Series.

In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer.  The Series will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the Series’ investment manager.  In addition, the investment manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions.  If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of a Series which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used.  It is important to note, however, that there is no upper limit on the amount the Series might theoretically be required to pay in a swap transaction.

In order to ensure that a Series will only engage in swap transactions to the extent consistent with its investment objectives and strategies, the Series will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities, instruments or markets that are otherwise eligible investments for the Series.  Similarly, the extent to which the Series may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

A Series will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Series’ payment obligations over its entitled payments with respect to each swap contract.  To the extent that the Series is obligated by a swap to pay a fixed or variable interest rate, the Series may segregate securities that are expected to generate income sufficient to meet the Series’ net payment obligations.  For example, if a Series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not be necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

There is not a well-developed secondary market for interest rate or index swaps.   Most interest rate swaps are nonetheless relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.  Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer typically will not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms).  A Series will therefore treat all swaps as subject to its limitation on illiquid investments.  For purposes of calculating these percentage limitations, a Series will refer to the notional amount of the swap.

Swaps will be priced using fair value pricing.  The income provided by a swap should be qualifying income for purposes of Subchapter M of the Code.  Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M of the Code.

Investment Company Securities

The Series are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  Under the 1940 Act’s current limitations, a Series may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of its total assets in the shares of any one investment company; nor (3) invest more than 10% of its total assets in shares of other investment companies.  If a Series elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%.  These percentage limitations also apply to investments in unregistered investment companies.  However, none of the Series may operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if the shares of such Series are invested in by a fund that operates as a “fund of funds.”

Liquidity and Rule 144A Securities

In order to assure that each Series has sufficient liquidity, no Series may invest more than 10% of its net assets in illiquid assets (except Delaware VIP High Yield, Delaware VIP Select Growth, and Delaware VIP U.S. Growth Series, which may invest up to 15% of their net assets in illiquid securities).  For Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Cash Reserve, Delaware VIP Value and Delaware VIP Growth Opportunities Series, this policy shall extend to all restricted securities, including securities eligible for resale without registration pursuant to Rule 144A of the 1933 Act (“Rule 144A Securities”) (described below), and repurchase agreements maturing in more than seven days.  With respect to Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware VIP High Yield, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend and Delaware VIP U.S. Growth Series, and subject to the following paragraphs, this policy shall not limit the acquisition of Rule 144A Securities.  Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Series.  Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of a Series to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

While maintaining oversight, the Board of Trustees has delegated to the Series’ investment managers the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the 10% limitation on investments in illiquid assets (15% in the case of Delaware VIP High Yield, Delaware VIP Select Growth, and Delaware VIP U.S. Growth Series).  The Board has instructed the investment manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer, and whether the security is listed on an electronic network for trading the security).

If the respective investment manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the applicable Series’ holdings of illiquid securities exceed the Series’ 10% limit on investment in such securities (15% in the case of Delaware VIP High Yield, Delaware VIP Select Growth and Delaware VIP U.S. Growth Series), the respective investment manager will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Money Market Instruments

Delaware VIP Capital Reserves Series may, from time to time, invest all or part of its available assets in money market instruments maturing in one year or less. Delaware VIP Cash Reserve Series will invest all of its available assets in instruments which have a remaining maturity of 13 months or less at the time of acquisition and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply.  The types of instruments which these Series may purchase are described below:

1.             U.S. Government Securities. Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and bonds.

2.             U.S. Government Agency Securities.  Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

3.             Bank Obligations.  Certificates of deposit, bankers’ acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose deposits are insured by the Federal Deposit Insurance Corporation.  Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks.  In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country.  Such deposits are not covered by the Federal Deposit Insurance Corporation.  Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Series to a greater risk of loss.  The Series will only buy short-term instruments in nations where these risks are minimal.  The Series will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Series.  Either Series may not invest more than 25% of its assets in foreign banks except that this limitation shall not apply to U.S. branches of foreign banks which are subject to the same regulations as U.S. banks or to foreign branches of U.S. banks where such a bank is liable for the obligations of the branch.  This policy may be changed by the Board of Trustees without shareholder approval.

Delaware VIP Cash Reserve Series is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds.  Thus, if a bank obligation or, as relevant, its issuer is considered to be rated at the time of the proposed purchase, it or, as relevant, its issuer must be so rated in one of the two highest rating categories by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Trustees in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

4.             Commercial Paper.  Short-term promissory notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by Moody’s or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody’s. Delaware VIP Cash Reserve Series invests in commercial paper in accordance with the restrictions set forth in the Prospectuses.

5.             Short-term Corporate Debt.  In addition to the other debt securities described in the Prospectuses, corporate notes, bonds and debentures which at the time of purchase are rated AA or better by S&P or Aa or better by Moody’s or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees, provided such securities have one year or less remaining to maturity.  Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues. Delaware VIP Cash Reserve Series invests in corporate notes, bonds and debentures in accordance with the restrictions set forth in the Prospectuses.

The ratings of S&P, Moody’s and other rating services represent their opinions as to the quality of the money market instruments which they rate.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  These ratings are the initial criteria for selection of portfolio investments, but the Series will further evaluate these securities.  See “Appendix A—Description of Ratings.”

Mortgage-Backed Securities

Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Diversified Income and Delaware VIP REIT Series may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions.  Two principal types of mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the underlying mortgages are repaid.  Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid.  Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency.  They are secured by the underlying collateral of the private issuer.  The Series may invest in such private-backed securities, but the Delaware VIP REIT Series will do so (i) only if the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, only if they are rated at the time of purchase in the two highest grades by a nationally-recognized statistical rating agency.

Delaware VIP Balanced, Delaware VIP Capital Reserves and Delaware VIP Diversified Income Series each may invest up to 20% of its total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities.  Investments in these securities may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody’s) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate.  Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject.  Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government.  In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

Mortgage Dollar Rolls

Certain Series may enter into mortgage “dollar rolls” in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  Dollar roll transactions consist of the sale by the Series of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date.  Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate.  Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase.  Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Trust to buy a security.  If the broker/dealer to whom the Series sells the security becomes insolvent, the Series’ right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Series is required to repurchase may be worth less than the security that the Series originally held, and the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs.  The Series will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Options

Each Series, except for Delaware VIP Cash Reserve Series, may write call options and purchase put options on a covered basis only. Delaware VIP Emerging Markets, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S. Growth Series also may purchase call options.  These Series also may enter into closing transactions with respect to such options transactions.  No Series will engage in option transactions for speculative purposes.

To the extent authorized to engage in option transactions, the Series may invest in options that are Exchange listed. Delaware VIP Balanced, Delaware VIP Emerging Markets, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S. Growth Series also may invest in options that are traded over-the-counter.  The other Series reserve the right to invest in over-the-counter options upon written notice to their shareholders.  Certain over-the-counter options may be illiquid. The Series will enter into an option position only if there appears to be a liquid market for such options.  However, there can be no assurance that a liquid secondary market will be maintained.  Thus, it may not be possible to close option positions, which may have an adverse impact on a Series’ ability to effectively hedge its securities. Delaware VIP Balanced, Delaware VIP Emerging Markets, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S. Growth Series will only enter into such options to the extent consistent with their respective limitations on investments in illiquid securities.

Covered Call Writing.  Series may write covered call options from time to time on such portion of its portfolio, without limit, as the respective investment manager determines is appropriate in seeking to obtain the Series’ investment objective.  A call option gives the purchaser of such option the right to buy, and the writer, in this case the Series, has the obligation to sell the underlying security at the exercise price during the option period.  The advantage to a Series of writing covered calls is that the Series receives a premium which is additional income.  However, if the security rises in value, the Series may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

With respect to such options, the Series may enter into closing purchase transactions.  A closing purchase transaction is one in which the Series, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Series to write another call option on the underlying security with either a different exercise price or expiration date or both.  The Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction.  Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.  Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option less the commission paid.  Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period.  If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The market value of a call option generally reflects the market price of an underlying security.  Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

A Series will write call options only on a covered basis, which means that the Series will own the underlying security subject to a call option at all times during the option period.  Unless a closing purchase transaction is effected, the Series would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold.  Options written by the Series will normally have expiration dates between one and nine months from the date written.  The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options.  A Series may invest up to 2% of its total assets in the purchase of put options.  The Series will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by the Series gives it the right to sell one of its securities for an agreed price up to an agreed date.  The Series intend to purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”).  The ability to purchase put options allows a Series to protect unrealized gain in an appreciated security in its portfolio without actually selling the security.  If the security does not drop in value, the Series will lose the value of the premium paid.  A Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Series may sell a put option purchased on individual portfolio securities.  Additionally, the Series may enter into closing sale transactions.  A closing sale transaction is one in which a Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Purchasing Call Options.  Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Emerging Markets, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S. Growth Series may purchase call options to the extent that premiums paid by the Series do not aggregate more than 2% of the Series’ total assets.  When a Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  The advantage of purchasing call options is that the Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

A Series may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously purchased.  A Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that a Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Series may expire without any value to the Series.

Options on Stock Indices.  Delaware VIP Balanced, Delaware VIP Emerging Markets, Delaware VIP Growth Opportunities, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend, and Delaware VIP U.S. Growth Series also may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith. Delaware VIP Balanced Series may also sell a put option purchased on stock indices.  Delaware VIP Emerging Markets, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S. Growth Series also may purchase call options on stock indices and enter into closing transactions in connection therewith.  A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

Options on stock indices are similar to options on stocks but have different delivery requirements.  Stock options provide the right to take or make delivery of the underlying stock at a specified price.  A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”  Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.  The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple.  The writer of the option is obligated, in return for the premium received, to make delivery of this amount.  Gain or loss to the Series on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

As with stock options, Delaware VIP Emerging Markets, Delaware VIP Growth Opportunities, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend, and Delaware VIP U.S. Growth Series may offset positions in stock index options prior to expiration by entering into a closing transaction on an Exchange or may let the option expire unexercised.

A stock index fluctuates with changes in the market values of the stock so included.  Some stock index options are based on a broad market index such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100.  Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.  Options on stock indices are currently traded on the following Exchanges among others:  Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

A Series’ ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Series’ portfolio securities.  Since a Series’ portfolio will not duplicate the components of an index, the correlation will not be exact.  Consequently, a Series bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument.  It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

Positions in stock index options may be closed out only on an Exchange which provides a secondary market.  There can be no assurance that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be possible to close such an option.  The inability to close options positions could have an adverse impact on a Series’ ability to effectively hedge its securities.  A Series will enter into an option position only if there appears to be a liquid secondary market for such options.

A Series will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Writing Covered Puts.  Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP REIT, Select Growth and Delaware VIP U.S. Growth Series may purchase or sell (write) put options on securities as a means of achieving additional return or of hedging the value of the Series’ portfolio.  A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.  The Series will write only “covered” options.  In the case of a put option written (sold) by the Series, the Series will maintain in a segregated account cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period.

Closing Transactions.  If a Series has written an option, it may terminate its obligation by effecting a closing purchase transaction.  This is accomplished by purchasing an option of the same series as the option previously written.  There can be no assurance that either a closing purchase or sale transaction can be effected when a Series so desires.  An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.  Although the Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.  Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Series.  If a Series purchases a put option, the loss to the Series is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit a Series realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

Options on Foreign Currencies.  Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware VIP International Value Equity, Delaware VIP REIT and Delaware VIP U.S. Growth Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized.  For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency.  If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Series may purchase call options thereon.  The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates.  As in the case of other types of options, however, the benefit to the Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Series may write options on foreign currencies for the same types of hedging purposes.  For example, where the Series anticipate a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency.  If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased costs up to the value of the premium.  As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium.  Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

Each Series intends to write covered call options on foreign currencies.  A call option written on a foreign currency by a Series is “covered” if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Series’ custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.  A call option is also covered if the Series has a call on the same foreign currency and in the same principle amount as the call written where the exercise price of the call held is (a) equal to less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

With respect to writing put options, at the time the put is written, a Series will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Series will be required to pay upon exercise of the put.  The account will be maintained until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

Portfolio Loan Transactions

Each Series, except for Delaware VIP Cash Reserve Series, may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

It is the understanding of the Series’ respective investment managers that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met.  These conditions are as follows:  (1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Trust from the borrower; (2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series; (3) the Series must be able to terminate the loan after notice, at any time; (4) the Series must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; (5) the Series may pay reasonable custodian fees in connection with the loan; (6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Trustees to vote the proxy.

The major risk to which a Series would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up.  Therefore, a Series will only enter into loan arrangements after a review of all pertinent facts by the Series’ respective investment managers, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution, and then only if the consideration to be received from such loans would justify the risk.  Creditworthiness will be monitored on an ongoing basis by the Series’ respective investment managers.

Private Placements

Private placement securities are securities which have not been registered with the SEC and which are usually only sold to large, institutional investors.  For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing.  Adverse conditions in the public securities markets may preclude a public offering of an issuer’s securities.  An issuer often is willing to provide more attractive features in securities issued privately because it has avoided the expense and delay involved in a public offering.  Private placements of debt securities have frequently resulted in higher yields and restrictive covenants that provide greater protection for the purchaser, such as longer call or refunding protection than would typically be available with publicly offered securities of the same type.  Securities acquired through private placements may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer’s stock.

Real Estate Investment Trusts

Delaware VIP REIT Series primarily invests in, and the Delaware VIP Balanced and Delaware VIP Diversified Income Series may invest in, real estate investment trusts (“REITs”).  REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (the “Code”).  REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

The Series’ investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects.  REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are also subject to interest rate risks — when interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Repurchase Agreements

Each Series may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by U.S. government securities, except that the Delaware VIP Emerging Markets and Delaware VIP International Value Equity Series may accept as collateral any securities in which such Series may invest.  Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities.  Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price.  The Series will take custody of the collateral under repurchase agreements.  Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred.  The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security.  Such transactions afford an opportunity for the Series to invest temporarily available cash.  The Series’ risk is limited to the seller’s ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation.  Should such an issuer default, the investment managers believe that, barring extraordinary circumstances, a Series will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery.  Each Series considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements.  The Series will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price.  The underlying securities will be limited to those described above.

The Delaware Investments® Funds have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act (the “Order”) to allow certain Delaware Investments® Funds to jointly invest cash balances.  Each Series of the Trust (other than Delaware VIP Emerging Markets and Delaware VIP International Value Equity Series) may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

Certain Series is authorized to enter into reverse repurchase agreements.  A reverse repurchase agreement is the sale of a security by the Series and its agreement to repurchase the security at a specified time and price.  The Series will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks).  Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the Series; accordingly, the Series will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets.  The use of reverse repurchase agreements by the Series creates leverage which increases the Series’ investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Series’ earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

“Roll” Transactions

Certain Series may engage in “roll” transactions.  A “roll” transaction is the sale of securities together with a commitment (for which the Series may receive a fee) to purchase similar, but not identical, securities at a future date.  Under the 1940 Act, these transactions may be considered borrowings by the Series; accordingly, the Series will limit its use of these transactions, together with any other borrowings, to no more than one-fourth of its total assets.  The Series will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet its payment obligations in these transactions.  Although these transactions will not be entered into for leveraging purposes, to the extent the Series’ aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Series temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk).  Should the market value of the Series’ portfolio securities decline while the Series is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position.  As the Series’ aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Securities of Companies in the Financial Services Industry

Certain provisions of the federal securities laws permit investment portfolios to invest in companies engaged in securities-related activities only if certain conditions are met.  Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other securities the Series may purchase.

In applying the gross revenue test, an issuer’s gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which it owns a 20% or greater voting or equity interest.  All of the above percentage limitations, including the issuer’s gross revenue test, are applicable at the time of purchase.  With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

The following transactions would not be deemed to be an acquisition of securities of a securities-related business:  (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees (puts) under certain circumstances.

Swaps, Caps, Floors and Collars

Certain Series may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.  The Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.  The Series intends to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Series may be obligated to pay.  Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Series will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Series receiving or paying, as the case may be, only the net amount of the two payments.  Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment manager and the Series believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions.  The Series will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the investment manager.  If there is a default by the counterparty, the Series may have contractual remedies pursuant to the agreements related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Variable and Floating Rate Notes

Variable rate master demand notes, in which certain Series may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument.  The Series will not invest over 5% of its assets in variable rate master demand notes.  Because master demand notes are direct lending arrangements between the Series and the issuer, they are not normally traded.  Even though no secondary market in the notes exists, the Series may demand payment of principal and accrued interest at any time.  Although the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper.  In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.  A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.  Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Series will be determined by the Series’ investment manager under guidelines established by the Series’ Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Series’ investment policies.  In making such determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Series, the Series may re-sell the note at any time to a third party.  The absence of such an active secondary market, however, could make it difficult for the Series to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Series could, for this or other reasons, suffer a loss to the extent of the default.  Variable or floating rate notes may be secured by bank letters of credit.

Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of the Series’ total assets only if such notes are subject to a demand feature that will permit the Series to demand payment of the principal within seven days after demand by the Series.  If not rated, such instruments must be found by the Series’ investment manager under guidelines established by the Trust’s Board of Trustees, to be of comparable quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.  See “Appendix A — Description of Ratings” for a description of the rating symbols of S&P and Moody’s.  The Series may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

When-Issued, “When, As and If Issued” and Delayed Delivery Securities and Forward Commitments

Consistent with their respective objectives, the Series may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis.  The Series may also purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.  When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment.  A Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Although the Series will only purchase securities on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis with the intention of acquiring the securities, the Series may sell the securities before the settlement date if it is deemed advisable.  The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time a Series makes the commitment to purchase or sell securities on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received, in determining its NAV.  At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

Zero Coupon Bonds and Pay-In-Kind Bonds

Delaware VIP Diversified Income and Delaware VIP REIT Series may invest in zero coupon bonds.  The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Series provide a complete list of their holdings four times in each fiscal year, as of the end of each quarter.  The lists appear in the Series’ Semiannual and Annual Reports to Shareholders and in the Series’ Form N-Q.  The Series file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-Q (first and third quarters).  Contract owners may view the Series’ Forms N-CSR and N-Q on the SEC’s Web site at www.sec.gov.  Forms N-CSR and N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information regarding the operations of the Public Reference Room may be obtained by calling 1-202-550-8090.

The Series have adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed.  This information is available publicly to any and all VIP Series investors free of charge by calling 800-523-1918.

Other entities, including institutional investors and intermediaries that distribute the Series’ shares, are generally treated similarly and are not provided with the Series’ portfolio holdings in advance of when they are generally available to the public.  Third-party service providers and affiliated persons of the Series are provided with the Series’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Series and are subject to duties of confidentiality, including a duty not to trade on non-public information.

Third-party rating agencies and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Series or the Manager may receive portfolio holdings information more quickly than the thirty-day lag.  The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity hold from disclosing the information or trading on the information (either in Series shares or in shares of the Series’ portfolio securities).  In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information.  Neither the Series, Manager or any affiliate receives any compensation or consideration with respect to these agreements.  The Trust disseminates portfolio holdings information pursuant to Non-Disclosure Agreements to the following parties:  Morningstar receives the Trust’s holdings quarterly within a 30-day lag; Lipper receives the Trust’s holdings quarterly with a minimum 30-day lag; and Lincoln National Life Insurance Company receives the Trust’s holdings semi-annually and forwards it to Arnerich & Messina and Ibbotson to support Lincoln business relationships with a minimum 30-day lag.

To protect contract owners’ interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Series’ Chief Compliance Officer prior to such use.

The Series’ Board of Trustees will be notified of any substantial changes to this policy.  The Series’ Board of Trustees also receives an annual report form the Series’ Chief Compliance Officer on the adequacy of the Series’ compliance program.

MANAGEMENT OF THE TRUST

Officers and Trustees

The business and affairs of the Trust is managed under the direction of its Board of Trustees.  Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds.  As of April 25, 2007, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Series.  The Trust’s Trustees and principal officers are noted below along with their ages and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death, or removal.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Director or Officer	Other Directorships Held by Trustee/ Director or Officer
Interested Trustees
Patrick P. Coyne(1) 2005 Market Street Philadelphia, PA 19103 April 14, 1963	Chairman, President, Chief Executive Officer, and Trustee	Chairman and Trustee since August 16, 2006 President and Chief Executive Officer since August 1, 2006	Mr. Coyne has served in various executive capacities at different times at Delaware Investments(2)	83	None
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 4, 1947	Trustee	Since March 23, 2005	Private Investor — (March 2004 – Present) Investment Manager — Morgan Stanley & Co. (January 1984—March 2004)	83	None
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 28, 1960	Trustee	4 Years	President — Franklin & Marshall College (June 2002 — Present) Executive Vice President - University of Pennsylvania (April 1995 — June 2002)	83	Director—Community Health Systems
Anthony D. Knerr 2005 Market Street Philadelphia, PA 19103 December 7, 1938	Trustee	12 Years	Founder/Managing Director —Anthony Knerr & Associates (Strategic Consulting) (1990—Present)	83	None
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 24, 1947	Trustee	Since March 23, 2005	Chief Investment Officer — Assurant, Inc. (Insurance) (2002—2004)	83	None
Ann R. Leven 2005 Market Street Philadelphia, PA 19103 November 1, 1940	Trustee	16 Years	Consultant — ARL Associates Financial Planner (1983 — Present)	83	Director and Audit Committee Chairperson — Andy Warhol Foundation Director and Audit Committee Chair — Systemax Inc.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Director or Officer	Other Directorships Held by Trustee/ Director or Officer
Thomas F. Madison 2005 Market Street Philadelphia, PA 19103 February 25, 1936	Trustee	Since May 1997(3)	President/Chief Executive Officer—MLM Partners, Inc. (Small Business Investing & Consulting) (January 1993 — Present)	83	Director — CenterPoint Energy Director and Audit Committee Chair —Digital River Inc. Director and Audit Committee Chair — Rimage Corporation Director — Valmont Industries, Inc.
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 31, 1948	Trustee	6 Years	Vice President (January 2003 — Present) and Treasurer (January 2006 — Present) 3M Corporation Ms. Yeomans has held various management positions at 3M Corporation since 1983.	83	None
J. Richard Zecher 2005 Market Street Philadelphia, PA 19103 July 3, 1940	Trustee	Since March 23, 2005	Founder — Investor Analytics (Risk Management) (May 1999 — Present)	83	Director and Audit Committee Member — Investor Analytics Director and Audit Committee Member— Oxigene, Inc.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Director or Officer	Other Directorships Held by Trustee/ Director or Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 2, 1963	Vice President, Deputy General Counsel, and Secretary	Vice President since September 21, 2000 and Secretary since October 25, 2005	Mr. Connor has served as Vice President and Deputy General Counsel at Delaware Investments since 2000	83	None(4)
David P. O’Connor 2005 Market Street Philadelphia, PA 19103 February 21, 1966	Senior Vice President, General Counsel, and Chief Legal Officer	Senior Vice President, General Counsel, and Chief Legal Officer since October 25, 2005	Mr. O’Connor has served in various executive and legal capacities at different times at Delaware Investments	83	None(4)
John J. O’Connor 2005 Market Street Philadelphia, PA 19103 June 16, 1957	Senior Vice President and Treasurer	Treasurer since February 17, 2005	Mr. O’Connor has served in various executive capacities at different times at Delaware Investments	83	None(4)
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 4, 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 1, 2006	Mr. Salus has served in various executive capacities at different times at Delaware Investments	83	None(4)

(1)          Mr. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Trust’s Manager.

(2)          Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trust’s Manager, principal underwriter, and transfer agent.

(3)          In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

(4)          Messrs. Connor, David P. O’Connor, John J. O’Connor, and Salus also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same Manager, principal underwriter, and transfer agent as the Trust. Mr. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment manager as the Trust.

The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address and Birthdate	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Damon J. Andres 2005 Market Street Philadelphia, PA 19103 October 24, 1969	Vice President and Senior Portfolio Manager	11 Years	Mr. Andres has served in various capacities at different times at Delaware Investments

Marshall T. Bassett 2005 Market Street Philadelphia, PA 19103 February 8, 1954	Senior Vice President and Senior Portfolio Manager	10 Years	Mr. Bassett has served in various capacities at different times at Delaware Investments

Todd A. Bassion 2005 Market Street Philadelphia, PA 19103	Vice President and Portfolio Manager	1 year	Prior to becoming a portfolio manager on January 25, 2006, Mr. Bassion was a Senior Research Analyst at Delaware Investments

Name, Address and Birthdate	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
March 18, 1977			(June 2005 - Present) Arborway Capital - Senior Research Analyst (January 2005 - June 2005) Thomas Weisel Asset Management - Senior Analyst (2002 - 2005) ValueQuest - Research Associate (2000 - 2002)

Christopher S. Beck 2005 Market Street Philadelphia, PA 19103 December 5, 1957	Senior Vice President and Senior Portfolio Manager	9 Years	Mr. Beck has served in various capacities at different times at Delaware Investments

Christopher J. Bonavico 505 Montgomery Street 11th Floor San Francisco, CA 94111	Vice President and Senior Portfolio Manager	2 Years

Vice President and Senior Portfolio Manager — Delaware Investment Advisers, a series of Delaware Management Business Trust (2005 — Present)

Mr. Bonavico has served in various capacities at different times at Transamerica Investment Management, LLC

Ryan K. Brist 2005 Market Street Philadelphia, PA 19103-7094 March 22, 1971	Executive Vice President, Managing Director and Chief Investment Officer, Fixed Income	6 Years	Mr. Brist has served in various capacities at different times at Delaware Investments

Kenneth F. Broad 505 Montgomery Street 11th Floor San Francisco, CA 94111 October 6, 1965	Vice President and Senior Portfolio Manager	2 Years

Vice President and Senior Portfolio Manager — Delaware Investment Advisers, a series of Delaware Management Business Trust (2005 — Present)

Mr. Broad has served in various capacities at different times at Transamerica Investment Management, LLC

Steven G. Catricks 2005 Market Street Philadelphia, PA 19103	Vice President and Portfolio Manager	6 Years	Mr. Catricks has served in various capacities at different times at Delaware Investments

Stephen R. Cianci 2005 Market Street Philadelphia, PA 19103 May 12, 1969	Senior Vice President and Senior Portfolio Manager	11 Years	Mr. Cianci has served in various capacities at different times at Delaware Investments

Christopher M. Ericksen 505 Montgomery Street 11th Floor San Francisco, CA 94111 March 10, 1972	Vice President and Portfolio Manager	2 Years

Vice President and Portfolio Manager — Delaware Investment Advisers, a series of Delaware Management Business Trust (2005 — Present)

Portfolio Manager — Transamerica Investment Management, LLC (2004 — 2005)

Mr. Ericksen has served in various capacities at different times at Goldman Sachs

Name, Address and Birthdate	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Patrick G. Fortier 505 Montgomery Street 11th Floor San Francisco, CA 94111	Portfolio Manager	2 Years

Portfolio Manager – Delaware Investment Advisers, a series of Delaware Management Business Trust
(2005 – Present)

Mr. Fortier has served in various capacities at different times at Transamerica Investment Management, LLC

Barry S. Gladstein 2005 Market Street Philadelphia, PA 19103 August 29, 1964	Vice President and Portfolio Manager	2 Years	Mr. Gladstein has served in various capacities at different times at Delaware Investments

Paul Grillo 2005 Market Street Philadelphia, PA 19103 May 16, 1959	Senior Vice President and Senior Portfolio Manager	12 Years	Mr. Grillo has served in various capacities at different times at Delaware Investments

Christopher M. Holland 2005 Market Street Philadelphia, PA 19103 January 23, 1975	Vice President and Portfolio Manage	7 Years	Mr. Holland has served in various capacities at different times at Delaware Investments

Gregory M. Heywood 505 Montgomery Street 11th Floor San Francisco, CA 94111 August 24, 1965	Vice President and Portfolio Manager	2 Years

Vice President and Portfolio Manager – Delaware Investment Advisers, a series of Delaware Management Business Trust
(2005 – Present)

Mr. Heywood has served in various capacities at different times at Transamerica Investment Management, LLC

Michael E. Hughes 2005 Market Street Philadelphia, PA 19103 August 30, 1971	Assistant Vice President/Senior Equity Analyst I	4 years	Equity Analyst - Raymond James & Associates (June 2000 - May 2002) Investment Limited Partner - J.C. Bradford & Co. (May 1996 - May 2000)

Jordan L. Irving 2005 Market Street Philadelphia, PA 19103 December 25, 1973	Vice President and Senior Portfolio Manager	2 years

Vice President and Senior Portfolio Manager - Delaware Investment Advisers, a series of Delaware Management Business Trust
(2004 - Present)

Vice President and Portfolio Manager – U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(2001 – 2004)

Assistant Vice President and Associate Portfolio Manager - U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(2000 - 2001)

Senior Specialist - U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(1998 - 2000)

Name, Address and Birthdate	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Steven T. Lampe 2005 Market Street Philadelphia, PA 19103 September 13, 1968	Vice President and Portfolio Manager	10 Years	Mr. Lampe has served in various capacities at different times at Delaware Investments

Nikhil G. Lalvani, CFA 2005 Market Street Philadelphia, PA 19103 July 28, 1974	Vice President and Portfolio Manager	2 years	Prior to becoming a portfolio manager on October 2, 2006, Mr. Lalvani was a research analyst at Delaware Investments

Anthony A. Lombardi 2005 Market Street Philadelphia, PA 19103 October 6, 1965	Vice President and Senior Portfolio Manager	2 years

Vice President and Senior Portfolio Manager - Delaware Investment Advisers, a series of Delaware Management Business Trust
(2004 - Present)

Director and Portfolio Manager – U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(2003 – 2004)

Vice President and Portfolio Manager - U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(2000 - 2003)

Vice President and Senior Research Analyst - U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(1998 - 2000)

Kent P. Madden 2005 Market Street Philadelphia, PA 19130 May 22, 1972	Equity Analyst	2 years	Equity Analyst - Gartmore Global Investments (November 2000 - December 2004)

D. Tysen Nutt, Jr. 2005 Market Street Philadelphia, PA 19103 January 27, 1952	Senior Vice President and Senior Portfolio Manager	2 years

Senior Vice President and Senior Portfolio Manager - Delaware Investment Advisers, a series of Delaware Management Business Trust
(2004 - Present)

Managing Director and Senior Portfolio Manager – U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(1998– 2004)

Name, Address and Birthdate	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Philip R. Perkins 2005 Market Street Philadelphia, PA 19103 May 20, 1961	Senior Vice President and Senior Portfolio Manager	3 years

Senior Vice President and Senior Portfolio Manager – Delaware Investment Advisers, a series of Delaware Management Business Trust
(2003 – Present)

Chief Operating Officer and Managing Director in Emerging Markets of Deutsche Bank (1998 – 2003)

Daniel J. Prislin 505 Montgomery Street 11th Floor San Francisco, CA 94111	Vice President and Senior Portfolio Manager	2 Years

Vice President and Senior Portfolio Manager – Delaware Investment Advisers, a series of Delaware Management Business Trust
(2005 – Present)

Mr. Prislin has served in various capacities at different times at Transamerica Investment Management, LLC

Timothy L. Rabe 2005 Market Street Philadelphia, PA 19103 September 18, 1970	Senior Vice President and Senior Portfolio Manager	5 Years

Senior Vice President and Senior Portfolio Manager of Delaware Investment Advisers, a series of Delaware Management Business Trust (2004 - Present)

Vice President and Portfolio Manager of Delaware Investment Advisers, a series of Delaware Management Business Trust (2000 - 2004)

Rudy D. Torrijos III 2005 Market Street Philadelphia, PA 19103 May 8, 1970	Vice President and Portfolio Manager	2 Years

Vice President and Portfolio Manager - Delaware Investment Advisers, a series of Delaware Management Business Trust
(2005 - Present)

Technology Analyst – Fiduciary Trust Co., International
(2003 – 2005)

Fund Manager – Neuberger Berman Growth Group
(2000 – 2003)

Jeffrey S. Van Harte 505 Montgomery Street 11th Floor San Francisco, CA 94111 July 24, 1958	Chief Investment Officer – Focus Growth	2 year

Chief Investment Officer/Focus Growth – Delaware Investment Advisers, a series of Delaware Management Business Trust
(2005 – Present)

Mr. Van Harte has served in various capacities at different times at Transamerica Investment Management, LLC

Robert A. Vogel, Jr. 2005 Market Street Philadelphia, PA 19103 February 22, 1969	Vice President and Senior Portfolio Manager	2 years

Vice President and Senior Portfolio Manager - Delaware Investment Advisers, a series of Delaware Management Business Trust
(2004 - Present)

Director and Portfolio Manager – U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(2003 – 2004)

Vice President and Portfolio Manager - U.S. Active Large Cap Value Team, Merrill Lynch Investment Managers
(1998 - 2003)

Name, Address and Birthdate	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Lori P. Wachs 2005 Market Street Philadelphia, PA 19103 November 8, 1968	Vice President and Portfolio Manager	14 Years	Ms. Wachs has served in various capacities at different times at Delaware Investments

Nashira S. Wynn 2005 Market Street Philadelphia, PA 19103 November 14, 1978	Vice President and Senior Portfolio Manager	2 years

Prior to becoming a portfolio manager on October 2, 2006, Ms. Wynn was a research analyst at Delaware Investments since 2004.  Prior to that, she was a research analyst at Merrill Lynch Investment Managers for three years.

Babak Zenouzi 2005 Market Street Philadelphia, PA 19103 February 9, 1963	Senior Vice President and Senior Portfolio Manager	1 year

Mr. Zenouzi served as a partner and senior portfolio manager at Chartwell Investment Partners prior to joining Delaware Investments in May 2006.  Mr. Zenouzi served in various capacities at Delaware Investments from 1992 to 1999.

The following table shows each Trustee’s ownership of shares of the Trust and of all Delaware Investments Funds as of December 31, 2006.

Name	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Patrick P. Coyne	$0	Over $100,000
Thomas L. Bennett(1)	$0	None
John A. Fry	$0	Over $100,000
Anthony D. Knerr	$0	$10,001 — $50,000
Lucinda S. Landreth(1)	$0	$10,001 — $50,000
Ann R. Leven	$0	Over $100,000
Thomas F. Madison	$0	$10,001 — $50,000
Janet L. Yeomans	$0	$50,001 — $100,000
J. Richard Zecher(1)	$0	None

(1)          As of December 31, 2006, John A. Fry held assets in a 529 Plan account.  Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Trust.  Mr. Fry held no shares of the Trust outside of the Plan as of December 31, 2006.

The following table sets forth the compensation received by each Trustee from the Trust and the total compensation received from all Delaware Investments® Funds for which he or she served as a Trustee or Director for the fiscal year ended December 31, 2006.  Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (i.e., the “Independent Trustees”) receive compensation from the Funds.  The following table provides, in addition, information on the retirement benefits accrued on behalf of those Trustees eligible to receive such benefits under the Delaware Investments Retirement Plan for Trustees/Directors (the “Retirement Plan”).  This plan was recently terminated as more fully described below.

Trustee	Aggregate Compensation from the Trust	Retirement Benefits Accrued as Part of Fund Expenses(1)	Total Compensation from the Investment Companies in the Delaware Investments® Complex(2)
Thomas L. Bennett	$27,382	$0	$160,621
John A. Fry	$27,969	$27,258	$163,833
Anthony D. Knerr	$24,693	$122,570	$144,833
Lucinda S. Landreth	$25,877	$0	$151,333
Ann R. Leven	$32,715	$112,802	$191,333
Thomas F. Madison	$28,970	$121,005	$170,333
Janet L. Yeomans	$25,985	$53,764	$152,833
J. Richard Zecher	$26,470	$0	$155,333

(1)          Figures reflect amounts already accrued under the Retirement Plan and additional amounts accrued to effect the termination of the Retirement Plan for Delaware Investments® Funds that are series of the Trust as of November 30, 2006.  The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Delaware Investments® Funds within the Fund Complex that are subject to expense limitations.

(2)          Effective December 1, 2006, each Independent Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all 30 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex.  Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended.  In addition, the chairpersons of the Audit, Investments, and Nominating and Corporate Governance Committees each receive an annual retainer of $15,000.  The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000.  These amounts do not include payments related to the termination of the Retirement Plan.

Until the Retirement Plan’s termination as described below, each Independent Trustee who, at the time of his or her retirement from the Boards, having attained the age of 70 and served on the Boards for at least five continuous years, was entitled to receive payments from each investment company in the Delaware Investments® family for which he or she had served as Trustee/Director.  These payments were to be made for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person’s life. The amount of such payments would have been equal, on an annual basis, to the amount of the annual retainer paid to Trustees/Directors of each investment company at the time of such person’s retirement.

The table below sets forth the estimated annual retirement benefit that would have been payable under the Retirement Plan at specified compensation levels and years of service.  Trustees credited with years of service through December 31, 2006 are:  Mr. Knerr (17 years), Ms. Leven (17 years), Mr. Madison (13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years).  During the fiscal year ended December 31, 2006, two former Trustees of the Trust were receiving yearly benefits under the Retirement Plan:  Mr. Walter P. Babich ($70,000), and Mr. Charles E. Peck ($50,000).

Amount of Annual Retainer Paid in Last	Years of Service
Year of Service	0-4 Years	5 Years or More
$50,000(1)	$0	$50,000
$70,000(2)	$0	$70,000
$80,000(3)	$0	$80,000

(1)          Reflects final annual retainer for Charles E. Peck, a retired trustee.

(2)          Reflects final annual retainer for Walter P. Babich, a retired trustee.

(3)          Reflects annual retainer at the time of termination for Anthony D. Knerr, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and John A. Fry.

The Board of Trustees/Directors of all the Delaware Investments® Funds voted to terminate the Delaware Investments Retirement Plan for Trustees/Directors, effective November 30, 2006.  As a result of the termination of the Retirement Plan, no further benefits will accrue to any current or future directors and a one-time payment of benefits earned under the Retirement Plan will be paid to eligible Trustees/Directors.  The amount of the payment to be made on January 31, 2007 represents the benefits to which the current Trustee/Director is entitled under the terms of the Retirement Plan. The calculation of such amount is based on: (1) the annual retainer amount as of the date of termination ($80,000), (2) each Trustee/Director’s years of service as of the date of termination (listed above), and (3) the actuarially determined life expectancy of each Trustee/Director.  The payments thus calculated are discounted to present value.

The net present value of the benefits accrued under the plan to which each such Independent Trustee/Director is entitled was calculated by a licensed/certified actuary and then reviewed and approved by the Delaware Investments® Funds’ Independent Directors who had no benefits vested under the Plan.  The amounts being paid in 2007 are as follows:  Anthony D. Knerr ($702,373), Ann R. Leven ($648,635), Thomas F. Madison ($696,407), Janet L. Yeomans ($300,978), and John A. Fry ($155,030).

The Board of Trustees has the following committees:

Audit Committee:  This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust.  It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees.  The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher.  The Audit Committee held seven meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee:  This committee recommends Board members, fills vacancies, and considers the qualifications of Board members.  The committee also monitors the performance of counsel for the Independent Trustees.  The committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania  19103.  Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee consists of the following four Independent Trustees:  John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).  Thecommittee held seven meetings during the Trust’s last fiscal year.

Independent Trustee Committee:  This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities.  The committee is comprised of all of the Trust’s Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

Investments Committee:  The primary purposes of the Investments Committee are to:  (i) assist the Board at its request in its oversight of the investment advisory services provided to the Portfolio by the Manager, as well as any sub-advisers; (ii) review all proposed advisory and sub-advisory agreements for new Portfolios or proposed amendments to existing agreements and to recommend what action the full Board and the independent directors/trustees take regarding the approval of all such proposed arrangements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports.  The Investments Committee consists of the following four Independent Trustees:  Thomas L. Bennett, Chairman; Lucinda S. Landreth, Jan L. Yeomans; and J. Richard Zecher.  The Investments Committee was established on October 25, 2006.  The Investments Committee held two meetings during the Trust’s last fiscal year.

Codes of Ethics

The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions.  Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Series, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting

The Trust has formally delegated to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Series.  If and when proxies need to be voted on behalf of the Series, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”).  The Manager has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Manager’s proxy voting process for the Series.  One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Series.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Series and other clients of the Manager and vote proxies generally in accordance with the Procedures.  The Committee is responsible for overseeing ISS’s proxy voting activities.  If a proxy has been voted for the Series, ISS will create a record of the vote.  By no later than August 31 of each year, information (if any) regarding how the Manager voted proxies relating to Series’ portfolio securities during the most recently completed 12-month period ended June 30 is available without charge on the SEC’s website at www.sec.gov.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Series.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Series.  Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

Because the Series has delegated proxy voting to the Manager, the Series are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Manager receives on behalf of the Series are voted by ISS in accordance with the Procedures.  Because almost all Series proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process.  In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager.  If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Series.  The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Series.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Series, subject to the supervision and direction of the Trust’s Board of Trustees.  The Manager also provides investment management services to certain of the other Delaware Investments® Funds.  Affiliates of the Manager also manage other investment accounts.  While investment decisions for the Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series.  The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

The Manager and its predecessors have been managing Delaware Investments® Funds since 1938.  As of December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMH”).  DMH is an indirect, wholly owned subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”).  Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.  Delaware Investments is the marketing name for DMH and its subsidiaries.  The Manager and its affiliates own the name “Delaware.”  Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager, and its affiliates could cause the Trust to delete the word “Delaware” from its name.

Prior to September 25, 2006, Mondrian Investment Partners Limited, located at Fifth Floor, 10 Gresham Street, London, England EC2V 7JD, acted as sub-advisor, furnished investment management services to Delaware VIP Emerging Markets Series under the terms of a sub-advisory agreement with Delaware Management Company.  Such services are provided subject to the supervision and direction of the Trust’s Board of Trustees.

The Investment Management Agreement for each Series is dated December 15, 1999, as subsequently amended, and was approved by the initial shareholder on that date.  The Agreement remained in effect for an initial period of two years and is subject to consideration for renewal annually thereafter. The Agreement may be renewed only if such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Series, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager.  The Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreement, each Series shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Series	Management Fee Rate
Delaware VIP Capital Reserves Series	0.50% on the first $500 million 0.475% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion
Delaware VIP Cash Reserve Series	0.45% on the first $500 million 0.40% on the next $500 million 0.35% on the next $1.5 billion 0.30% on assets in excess of $2.5 billion
Delaware VIP Growth Opportunities Series Delaware VIP REIT Series Delaware VIP Select Growth Series Delaware VIP Small Cap Value Series Delaware VIP Trend Series	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $1.5 billion 0.60% on assets in excess of $2.5 billion
Delaware VIP Balanced Series Delaware VIP Diversified Income Delaware VIP High Yield Series Delaware VIP Value Series Delaware VIP U.S. Growth Series	0.65% on the first $500 million 0.60% on the next $500 million 0.55% on the next $1.5 billion 0.50% on assets in excess of $2.5 billion
Delaware VIP Emerging Markets Series	1.25% on the first $500 million 1.20% on the next $500 million 1.15% on the next $1.5 billion 1.10% on assets in excess of $2.5 billion
Delaware VIP International Value Equity Series	0.85% on the first $500 million 0.80% on the next $500 million 0.75% on the next $1.5 billion 0.70% on assets in excess of $2.5 billion

For the period May 1, 2007 through April 30, 2008, the Manager has contracted to waive its advisory fee and pay the expenses of a Series to the extent necessary to ensure that a Series’ annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short-sale dividend and interest expenses, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) do not exceed the percentages indicated in the chart below.  The Manager has acknowledged that it (i) shall not be entitled to collect on, or make a claim for, waived fees at any time in the future, and (ii) shall not be entitled to collect on, or make a claim for, reimbursed Series expenses at any time in the future.

Delaware VIP High Yield Series	0.74%
Delaware VIP REIT Series	1.00%
Delaware VIP Emerging Markets Series	1.50%

During the last three fiscal years, the Series paid the Manager the following advisory fees:

Series	December 31, 2006	December 31, 2005	December 31, 2004
Delaware VIP Balanced Series	$235,990 earned $224,886 paid $11,104 waived	$ 268,826 earned $ 245,199 paid $ 23,627 waived	$315,088 earned $315,088 paid $-0- waived
Delaware VIP Capital Reserves Series	$165,894 earned $165,894 paid $ -0- waived	$ 127,550 earned $ 127,550 paid $ -0- waived	$148,178 earned $148,178 paid $-0- waived

Series	December 31, 2006	December 31, 2005	December 31, 2004
Delaware VIP Cash Reserve Series	$98,279 earned $98,279 paid $ -0- waived	$ 120,019 earned $ 120,019 paid $ -0- waived	$162,526 earned $162,526 paid $-0- waived
Delaware VIP Diversified Income Series	$2,293,852 earned $2,293,852 paid $-0- waived	$ 887,478 earned $ 791,132 paid $ 96,346 waived	$109,652 earned $78,810 paid $30,842 waived
Delaware VIP Emerging Markets Series	$3,413,665 earned $3,283,556 paid $130,109 waived	$ 1,373,992 earned $ 1,260,901 paid $ 113,091 waived	$256,735 earned $229,482 paid $27,253 waived
Delaware VIP Growth Opportunities Series	$414,292 earned $414,292 paid $ -0- waived	$ 479,592 earned $ 479,592 paid $ -0- waived	$546,196 earned $546,196 paid $-0- waived
Delaware VIP High Yield Series	$1,718,135 earned $1,718,135 paid $ -0- waived	$ 1,368,682 earned $ 1,368,682 paid $ -0- waived	$1,049,652 earned $1,049,652 paid $-0- waived
Delaware VIP International Value Equity Series	$1,397,646 earned $1,397,646 paid $ -0- waived	$ 1,355,005 earned $ 1,325,559 paid $ 29,446 waived	$1,324,306 earned $1,323,963 paid $343 waived
Delaware VIP REIT Series	$6,259,545 earned $6,259,545 paid $ -0- waived	$ 5,933,692 earned $ 5,933,692 paid $ -0- waived	$4,158,192 earned $4,158,192 paid $-0- waived
Delaware VIP Select Growth Series	$158,216 earned $151,786 paid $6,430 waived	$ 173,070 earned $ 156,327 paid $ 16,743 waived	$194,310 earned $194,310 paid $-0- waived
Delaware VIP Small Cap Value Series	$7,749,325 earned $7,749,325 paid $ -0- waived	$ 6,040,727 earned $ 6,040,727 paid $ -0- waived	$4,427,012 earned $4,427,012 paid $-0- waived
Delaware VIP Trend Series	$4,201,053 earned $4,201,053 paid $ -0- waived	$ 4,221,261 earned $ 4,221,261 paid $ -0- waived	$4,411,240 earned $4,411,240 paid $-0- waived
Delaware VIP U.S. Growth Series	$830,969 earned $830,969 paid $ -0- waived	$ 378,593 earned $ 377,361 paid $ 1,232 waived	$225,016 earned $225,016 paid $-0- waived
Delaware VIP Value Series	$3,267,224 earned $3,028,997 paid $238,227 waived	$ 2,428,737 earned $ 2,242,073 paid $ 186,664 waived	$2,074,107 earned $1,914,181 paid $159,926 waived

Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, the Series is responsible for all of its own expenses. Among others, such expenses include the Series’ proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor

The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Series’ shares under a Distribution Agreement.  The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Service Class under its Rule 12b-1 Plan.  The Distributor is an indirect, wholly owned subsidiary of DMH, and, therefore, of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Series.  See the Prospectuses for information on how to invest.  Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust.  The Distributor also serves as national distributor for the other Delaware Investments® Funds.  The Board of Trustees annually reviews fees paid to the Distributor.

Plan under Rule 12b-1.  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for Service Class shares of each Series (the “Plan”).  The Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class of shares to which the Plan applies.  The Plan is designed to benefit the Trust and its shareholders and, ultimately the Trust’s beneficial contract owners.

The Plan permits the Trust, pursuant to its Distribution Agreement, to pay out of the assets of Service Class shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes.  These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers and others. In addition, the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Service Class shares or provide services in respect of the Service Class, pursuant to service agreements with the Trust.

The maximum aggregate fee payable by the Trust under the Plan, and the Trust’s Distribution Agreement, on an annual basis, is up to 0.30% of average daily net assets of Service Class shares (up to 0.25% of which are service fees to be paid to the Distributor, insurance company sponsors, dealers and others for providing personal service and/or maintaining shareholder accounts).

While payments pursuant to the Plan currently may not exceed 0.30% annually with respect to Service Class shares, the Plan does not limit fees to amounts actually expended by the Distributor.  It is therefore possible that the Distributor may realize a profit in any particular year.  However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan.  The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class.  The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Trust’s Independent Trustees, who may reduce the fees or terminate the Plan at any time.

All of the distribution expenses incurred by the Distributor and others, such as insurance company sponsors or broker/dealers, in excess of the amount paid on behalf of Service Class shares would be borne by such persons without any reimbursement from such Class.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plan and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement.  Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of Service Class shares, and that there is a reasonable likelihood of the Plan providing a benefit to that Class.  The Plan and the Distribution Agreement, as amended, may be terminated with respect to the Service Class at any time without penalty by a majority of the Independent Trustees or by a majority vote of the Service Class’ outstanding voting securities.  Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the Service Class’ outstanding voting securities, as well as by a majority vote of the Independent Trustees who are not “interested persons.”  Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees, including a majority of the Trust’s Independent Trustees who have no interest in the Plans.  In addition, in order for the Plan to remain effective, the selection and nomination of the Trust’s Independent Trustees must be made by the Trust’s existing Independent Trustees who have no direct or indirect financial interest in the Plan.  Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for its review.

The amount and purpose of 12b-1 plan payments from the Service Class of each Series were as follows during the fiscal year ended December 31, 2006:

	Service Class Shares
	VIP Balanced Series	VIP Capital Reserves Series	VIP Cash Reserves Series	VIP Emerging Markets Series	VIP Growth Opportunities Series	VIP High Yield Series	VIP International Value Equity Series
Broker Trails	$12	$19,394	$12	$273,597	$32,374	$403,093	$149
Commissions to Wholesalers	—	—	—	—	$329	—	—
Wholesaler Expenses	$1	$1,321	$1	$24,014	$3,023	$34,436	$12
Total	$13	$20,715	$13	$297,611	$35,726	$437,529	$161

	Service Class Shares
	VIP Value Series	VIP Diversified Income Series	VIP REIT Series	VIP Select Growth Series	VIP Small Cap Value Series	VIP Trend Series	VIP U.S Growth Series
Broker Trails	$229,582	$374,584	$564,206	$12,032	$1,377,480	$290,685	$90,066
Wholesaler Expenses	$17,414	$30,154	$46,007	$1,715	$116,828	$25,032	$8,298
Total	$246,996	$404,738	$610,213	$13,747	$1,494,308	$315,717	$98,364

Other Payments to Dealers

The Distributor and/or its affiliates may pay compensation at their own expense and not as an expense of the Series, to affiliated or unaffiliated participating insurance companies, brokers, dealers or other financial intermediaries (“Financial Intermediaries”) in connection with the sale or retention of Series shares or the sales of insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (“distribution assistance”).  For example, the Distributor may pay additional compensation to participating insurance companies for providing information about the Trust and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to Variable Contract owners.  In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; sub-accounting, administrative, or contract owner processing services; and for marketing and educational support. Such payments are in addition to any distribution fees and/or service fees that may be payable by the Series.  The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Investments® Funds), the Series’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor or its affiliates.

A significant purpose of these payments is to increase sales of the Series’ shares and the products that include Series shares.  The Series’ Manager or its affiliates may benefit from the Distributor’sor an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries.

Transfer Agent

Delaware Service Company, Inc., which is an affiliate of the Manager and is located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Series’ shareholder servicing, dividend disbursing and transfer agent (the “Transfer Agent”) pursuant to a Shareholders Services Agreement dated April 19, 2001.  The Transfer Agent is an indirect subsidiary of DMH and, therefore, of Lincoln.  The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds.  The Transfer Agent is paid a fee by the Series for providing these services consisting of an annual per account charge of $22.85 for each open and closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month.  Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

The Series has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Series.  For purposes of pricing, the Series will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Fund Accountants

Delaware Service Company, Inc. also provides accounting services to the Series pursuant to a separate Fund Accounting Agreement.  Those services include performing all functions related to calculating the Series’ NAV and providing all financial reporting services, regulatory compliance testing and other related accounting services.  For its services, Delaware Service Company, Inc. is paid a fee based on total assets of all of the Delaware Investments® Funds for which it provides such accounting services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Service Company, Inc. furnishes accounting services.  The fees are charged to the Series and the other Delaware Investments® Funds on an aggregate pro rata basis.

Custodian

JPMorgan Chase Bank (“JPMorgan”), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of the Series’ securities and cash.  As custodian for the Series, JPMorgan maintains a separate account or accounts for the Series; receives, holds and releases portfolio securities on account of the Series; receives and disburses money on behalf of the Series; and collects and receives income and other payments and distributions on account of the Series’ portfolio securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of December 31, 2006.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Damon J. Andres
Registered Investment Companies	6	$2.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$108.0 million	0	$0
Marshall T. Bassett
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	27	$1.7 billion	1	$98.5 million
Todd A. Bassion
Registered Investment Companies	4	$1.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$381.6 million	0	$0
Christopher S. Beck
Registered Investment Companies	6	$3.2 billion	0	$0
Other Pooled Investment Vehicles	1	$1.3 million	0	$0
Other Accounts	2	$213.0 million	0	$0
Christopher J. Bonavico
Registered Investment Companies	23	$5.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	60	$10.6 billion	1	$678.7 million
Ryan K. Brist
Registered Investment Companies	8	$3.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	102	$14.0 billion	1	$1.1 million
Kenneth F. Broad
Registered Investment Companies	4	$468.3 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Other Accounts	9	$20.3 million	0	$0
Steven G. Catricks
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	14	$1.7 billion	1	$98.5 million
Stephen R. Cianci
Registered Investment Companies	10	$2.8 billion	0	$0
Other Pooled Investment Vehicles	2	$15.7 million	0	$0
Other Accounts	101	$14.0 billion	1	$1.1 million
Christopher M. Ericksen
Registered Investment Companies	19	$4.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	54	$10.6 billion	1	$678.7 million
Patrick G. Fortier
Registered Investment Companies	3	$462.3 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$2.5 million	0	$0
Barry S. Gladstein
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	17	$1.7 billion	1	$98.5 million
Edward A. Gray
Registered Investment Companies	4	$1.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$381.4 million	0	$0
Paul Grillo
Registered Investment Companies	10	$2.9 billion	0	$0
Other Pooled Investment Vehicles	2	$15.7 million	0	$0
Other Accounts	13	$900.0 million	1	$678.7 million
Gregory M. Heywood
Registered Investment Companies	3	$462.3 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Other Accounts	7	$2.4 million	0	$0
Christopher M. Holland
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	20	$1.7 billion	1	$98.5 million
Michael E. Hughes
Registered Investment Companies	6	$3.2 billion	0	$0
Other Pooled Investment Vehicles	1	$1.3 million	0	$0
Other Accounts	4	$215.3 million	0	$0
Jordan L. Irving
Registered Investment Companies	10	$4.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$3.8 billion	2	$1.1 billion
Steven T. Lampe
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	21	$1.7 billion	1	$98.5 million
Nikhil G. Lalvani, CFA
Registered Investment Companies	10	$4.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$3.8 billion	2	$1.1 billion
Anthony A. Lombardi
Registered Investment Companies	10	$4.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	37	$3.8 billion	2	$1.1 billion
Kent P. Madden
Registered Investment Companies	6	$3.2 billion	0	$0
Other Pooled Investment Vehicles	1	$1.3 million	0	$0
Other Accounts	3	$213.1 million	0	$0
Zoe A. Neale
Registered Investment Companies	4	$1.3 billion	0	$0

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11	$384.7 million	0	$0
D. Tysen Nutt, Jr.
Registered Investment Companies	10	$4.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	36	$3.8 billion	2	$1.1 billion
Philip R. Perkins
Registered Investment Companies	4	$2.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$300.0 million	1	$678.7 million
Daniel J. Prislin
Registered Investment Companies	22	$5.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	54	$10.6 billion	1	$678.7 million
Timothy L. Rabe
Registered Investment Companies	12	$4.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$500.0 million	1	$678.7 million
Rudy D. Torrijos III
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	14	$1.7 billion	1	$98.5 million
Jeffrey S. Van Harte
Registered Investment Companies	22	$5.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	56	$10.6 billion	1	$678.7 million
Robert A. Vogel, Jr.
Registered Investment Companies	10	$4.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$3.8 billion	2	$1.1 billion
Lori P. Wachs
Registered Investment Companies	23	$4.0 billion	0	$0

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Other Pooled Investment Vehicles	1	$4.1 million	0	$0
Other Accounts	16	$1.7 billion	1	$98.5 million
Nashira S. Wynn
Registered Investment Companies	10	$4.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	29	$3.8 billion	2	$1.1 billion
Babak Zenouzi
Registered Investment Companies	6	$2.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$108.0 million	0	$0

Description of Potential Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other accounts similar to these provided to the Series and the investment action for each account and Series may differ.  For example, an account or Series may be selling a security, while another account or Series may be purchasing or holding the same security.  As a result, transactions executed for one account may adversely affect the value of securities held by another account.  Additionally, the management of multiple accounts and Series may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Series.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Series.  The investment opportunity may be limited, however, so that all accounts for which the investment would be suitable may not be able to participate.  The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

Some of the accounts managed by the portfolio managers have performance-based fees.  This compensation structure presents a potential conflict of interest.  The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest.  While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Except for the general potential conflicts of interest noted above, none of the portfolio managers currently have any conflicts with respect to management of the Series.

Compensation Structure

Each portfolio’s manager’s compensation consists of the following:

Base Salary.  Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus.  Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors.  The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 80% of the bonus is quantitatively determined.  For investment companies, each manager is compensated according to the Fund’s Lipper peer group percentile ranking on a one-year and three-year basis.  For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases.  There is no objective award for a fund that falls below the 50th percentile for a given time period.  There is a sliding scale for investment companies that are ranked above the 50th percentile.  The managed separate accounts are compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

Focus Growth Team – Each named portfolio manager is eligible to receive an annual cash bonus, which is based upon quantitative and qualitative factors.  Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk.  The total amount available for payment of bonuses is based on the revenues associated with the products managed by the Focus Growth Team.  The amount of this “bonus pool” is determined by taking a pre-determined percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share.  The pool is allotted based on subjective factors (50%) and objective factors (50%).  The subjective portion of the pool is allocated to team members within the discretion of senior management.  There is a minimum guaranteed fixed payout amount associated with this portion of the pool for the years ending December 31, 2005 and December 31, 2006.

The allocation of the remaining 50% of the pool is based upon objective factors.  Performance is measured as a result of the team’s standing relative to a large cap growth composite of a nationally recognized publicly available database, for five successive calendar years.  Performance rankings are in quartiles as follows: top decile, top quartile, second quartile, third quartile and bottom quartile.  An average is taken of the five year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out.  To the extent there was less than a complete payout of the “objective” portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100%, in the discretion of senior management.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

In addition, there is a potential one-time value creation payment that may be allocated on or about December 31, 2009 to the extent the value added by the team exceeds the relative value of their holdings in the Delaware Investments U.S. Stock Option Plan.  This amount, if any, would be paid out to the team under a deferred compensation arrangement.  The value creation payment, if any, would be paid out to individual team members in proportion to the shares granted to that team member under the Plan.

Deferred Compensation.  Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

Stock Option Incentive Plan/Equity Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options).  In addition, certain managers may be awarded restricted stock units, or “performance shares,” in Lincoln.  Delaware Investments U.S., Inc., is an indirect subsidiary of DMH and, therefore, of Lincoln.

The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance.  Options are awarded from time to time by the investment manager in its full discretion.  Option awards may be based in part on seniority.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln.  Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded.  The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

Other Compensation:  Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares

As of December 31, 2006, the portfolio managers owned no shares of the Series.

TRADING PRACTICES AND BROKERAGE

The Manager selects banks, brokers or dealers to execute transactions on behalf of each Series for the purchase or sale of portfolio securities on the basis of its judgment of its professional capability to provide the service.  The primary consideration is to have banks, brokers or dealers execute transactions at best execution.  Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction.  Each Series pays reasonably competitive brokerage commission rates based upon the professional knowledge of the investment manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry.  In some instances, a Series may pay a minimal share transaction cost when the transaction presents no difficulty.  Some trades are made on a net basis where a Series either buys the securities directly from the dealer or sells them to the dealer.  In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is in the equivalent of a commission.

For those Series that paid brokerage commissions, the aggregate dollar amounts of such brokerage commissions paid by the Series during the fiscal years ended December 31, 2006, 2005, and 2004 are shown below:

	2006	2005	2004
Delaware VIP Balanced Series	$13,171	$33,158	$84,892
Delaware VIP Diversified Income Series	25,152	27,459	2,147
Delaware VIP Emerging Markets Series	1,004,026	431,298	120,549
Delaware VIP Growth Opportunities Series	100,112	142,047	237,960
Delaware VIP International Value Equity Series	185,820	58,850	96,021
Delaware VIP REIT Series	1,798,496	818,716	778,653
Delaware VIP Select Growth Series	26,764	91,150	75,810
Delaware VIP Small Cap Value Series	1,120,948	838,049	908,248
Delaware VIP Trend Series	1,103,991	1,385,378	1,053,207
Delaware VIP U.S. Growth Series	113,220	121,264	139,488
Delaware VIP Value Series	302,552	322,194	972,607

Delaware VIP Emerging Markets Series had an increase in commission due to the change in management of the Series in September 2006 and the increase in assets under management for the year 2004.  Delaware VIP Value Series, Delaware VIP International Value Equity Series, Delaware VIP Balanced Series, and Delaware VIP REIT Series had a change in management of the Series in March 2004, May 2006, October 2006, and May 2006, respectively.  Because of this change, the Series had an increase in portfolio turnover, which contributed to the increase in paid brokerage commissions.

The Manager may allocate out of all commission business generated by all of the funds and accounts under management by the Manager, brokerage business to brokers or dealers who provide brokerage and research services.  These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers; securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses.  Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, and the Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided.  Although transactions are directed to broker/dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided.  In some instances, services may be provided to the respective investment manager which constitute in some part brokerage and research services used by the respective investment manager in connection with its investment decision-making process and constitute in some part services used by the respective investment manager in connection with administrative or other functions not related to its investment decision-making process.  In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.  In addition, so long as no Series is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Trust and to other Delaware Investments® Funds.  Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

During the fiscal year ended December 31, 2006, portfolio transactions of the following Series in the amounts listed below, resulting in brokerage commissions in the amounts listed below were directed to brokers for brokerage and research services provided:

	Portfolio Transactions Amounts	Brokerage Commissions Amounts
Delaware VIP Balanced Series	$3,984,194	$5,054
Delaware VIP Diversified Income Series	—	—
Delaware VIP Emerging Markets	22,564,542	40,072
Delaware VIP Growth Opportunities Series	37,110,316	46,839
Delaware VIP International Value Equity Series	—	—
Delaware VIP REIT Series	868,119,030	1,080,260
Delaware VIP Select Growth	12,133,629	15,768
Delaware VIP Small Cap Value Series	290,224,451	497,712
Delaware VIP Trend Series	365,874,350	584,542
Delaware VIP U.S. Growth Series	56,185,327	55,909
Delaware VIP Value Series	78,407,602	101,656

As of December 31, 2006, the Series held the following securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents:

Series	Regular Broker/Dealer	Value
VIP Growth Opportunities Series	Lehman Brothers	$1,015,560

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.  When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives an allocation may be allocated an average price obtained from the executing broker.  It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the respective investment manager and the Trust’s Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with National Association of Securities Dealers, Inc. (the “NASD”) rules, and subject to seeking best execution, the Trust may place orders with broker/dealers that have agreed to defray certain expenses of the Delaware Investments® Funds, such as custodian fees.

The Series that invest in domestic equity securities (the VIP Balanced Series, VIP Growth Opportunities Series, VIP REIT Series, VIP Select Growth Series, VIP Small Cap Value Series, VIP Trend Series, VIP U.S. Growth Series and VIP Value Series) may participate in a commission recapture program.  Under the program and subject to seeking best execution as described above, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash.  Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Series.  The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above.  In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization

The Trust currently has authorized, and allocated to each Class of each Series, an unlimited number of shares of beneficial interest with no par value.  All shares are, when issued in accordance with the Trust’s registration statement (as it may be amended from time to time), governing instruments and applicable law, fully paid and non-assessable.  Shares do not have preemptive rights.  All shares represent an undivided proportionate interest in the assets of the Series, and each share class has the same voting and other rights and preferences as the other classes of the Series, except that shares of the Standard Class may not vote on any matter affecting the Service Class Plan under Rule 12b-1.  General expenses of the Series will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Service Class’s Rule 12b-1 Plan will be allocated solely to that class.

Prior to May 1, 2002, the Trust was known as the Delaware Premium Fund.  Effective May 1, 2002, the name of each Series was changed to incorporate the new name of the Delaware VIP Trust.

The initial public offering date for the Delaware VIP Value, Delaware VIP High Yield, Delaware VIP Capital Reserves, Delaware VIP Cash Reserve and Delaware VIP Balanced Series was July 28, 1988.  The initial public offering date for Delaware VIP Growth Opportunities Series was July 2, 1991.  Delaware VIP International Value Equity Series commenced operations on October 29, 1992.  Delaware VIP Small Cap Value and Delaware VIP Trend Series commenced operations on December 27, 1993.  The initial public offering date for Delaware VIP Emerging Markets Series was May 1, 1997.  Delaware VIP REIT Series commenced operations on May 4, 1998. Delaware VIP Select Growth Series commenced operations on May 3, 1999. Delaware VIP U.S. Growth Series commenced operations on November 15, 1999.

The Delaware VIP Devon Series merged into Delaware VIP Value Series on April 25, 2003.  Delaware VIP Diversified Income Series commenced operations on May 19, 2003.

Non-cumulative Voting

Series shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES AND OFFERING PRICE

Purchasing Shares

Each Series reserves the right to refuse the purchase side of an exchange request by any person or group if, in the Manager’s judgment, the Series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.  Purchase exchanges may be restricted or refused if a Series receives or anticipates simultaneous orders affecting significant portions of the Series’ assets.

Offering Price

The offering price of shares is the NAV per share next to be determined after an order is received.  The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared.  Dividends, if any, begin to accrue on the next business day.  There is no front-end or contingent deferred sales charge.

The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges.  Offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is normally 4 p.m., Eastern Time, on days when the NYSE is open for business.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  When the NYSE is closed, the Series will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.  In the event of changes in the NYSE’s time of closing, the Trust reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

Each Series’ NAV per share is computed by adding the value of all the securities and other assets in the Series’ portfolio, deducting any liabilities of the Series, and dividing by the number of shares outstanding.  Expenses and fees are accrued daily.  In determining a Series’ total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange.  Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures contracts are valued at their daily quoted settlement price.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations)

are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service.  Use of a pricing service has been approved by the Board of Trustees.  Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Series of securities owned by it is not reasonably practical, or it is not reasonably practical for a Series fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase.  In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Each class of a Series will bear, pro-rata, all of the common expenses of that Series.  The NAVs of all outstanding shares of each class of a Series will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Series represented by the value of shares of that class.  All income earned and expenses incurred by a Series will be borne on a pro-rata basis by each outstanding share of a class, based on each class’ percentage in the Series represented by the value of shares of such class, except that the Standard Class shares will not incur any of the expenses under the Service Class’s 12b-1 Plan and the Service Class Shares alone will bear any 12b-1 Plan expenses payable under its 12b-1 Plan.  Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Series will vary.

Pricing for Delaware VIP Cash Reserve Series.  The Board of Trustees has adopted certain procedures to monitor and stabilize the price per share of Delaware VIP Cash Reserve Series.  Calculations are made each day to compare part of the Series’ value with the market value of instruments of similar character.  At regular intervals all issues in the portfolio are valued at market value.  Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers.  The portfolio will also be valued by market makers at such other times as is felt appropriate.  In the event that a deviation of more than 1/2 of 1% exists between the Series’ $1 per share offering and redemption prices and the NAV calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1 per share.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Dividends for the Delaware VIP Capital Reserves Series are declared daily and paid monthly.  Short-term capital gains distributions, if any, may be paid with the dividend; otherwise, any distributions from net realized securities profits normally will be distributed following the close of the fiscal year.  The Trust’s fiscal year ends on December 31.

For the Delaware VIP Balanced and Delaware VIP Value Series, the Trust will make payments from the Series’ net investment income annually.  Distributions from the respective Series’ net realized securities profits, if any, normally will be made following the close of the fiscal year.

For the Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware VIP Growth Opportunities, Delaware VIP High Yield, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware VIP Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend and Delaware VIP U.S.

Growth Series, the Trust will make payments from the Series’ net income and net realized securities profits, if any, once a year.

All dividends and distributions are automatically reinvested in additional shares of the same class of the Series at NAV.

Additional information about the Delaware VIP Cash Reserve Series. The Trust declares a dividend of this Series’ net investment income on a daily basis, to shareholders of record at the time of the previous calculation of the Series’ NAV, each day that the Trust is open for business.  Payment of dividends will be made monthly. The amount of net investment income will be determined at the time the offering price and NAV are determined (see “Offering Price”), and shall include investment income accrued, less the estimated expenses of the Series incurred since the last determination of NAV.  Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination.  The dividend declared at the time the offering price and NAV are determined, as noted above, will be deducted immediately before the NAV calculation is made.  See “Offering Price.”  Net investment income earned on days when the Trust is not open will be declared as a dividend on the next business day.  An investor begins earning dividends when payments for shares purchased are converted into Federal Funds and are available for investment.

To the extent necessary to maintain a $1 per share NAV, the Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the NAV per share has changed.

TAXES

The following is a summary of some of the federal income tax consequences that may affect each Series.  Because shares of the Series are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life or variable annuity contract.  Contract owners should consult their own tax professional about their tax situation.

Election to be taxed as a regulated investment company

Each Series has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Series has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Series generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Series as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Series will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

In order to qualify as a regulated investment company for federal income tax purposes, each Series must meet certain specific requirements, including:

(i)            A Series must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Series’ total assets, and, with respect to 50% of the Series’ total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Series’ total assets or 10% of the outstanding voting securities of the issuer;

(ii)           A Series must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)          A Series must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Special Rules Applicable to Variable Contracts

Each Series intends to comply with the diversification requirements of Section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (segregated asset account). If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.  Each Series intends to comply with these diversification requirements.

Section 817(h) of the Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified.  Generally, the investments of a segregated asset account are considered to be adequately diversified for purposes of Section 817(h) of the Code if no more than 55 percent of the value of the total assets of the account is represented by any one investment; no more than 70 percent by any two investments; no more than 80 percent by any three investments; and no more than 90 percent by any four investments.

Section 817(h) of the Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as a Series. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if –

•      All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•      Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in their offering documents, all the beneficial interests in each Series are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to each Series (and any corresponding regulated investment company such as a fund-of-funds that invests in a Series) is available solely through the purchase of a variable contract. Under the look-through rule of Section 817(h) of the Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of a Series is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified.  See also, Revenue Ruling 2005-7.

The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Effect of Foreign Investments on Distributions

Certain Series may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

If a Series invests in securities of foreign entities that could be deemed for federal tax purposes to be passive foreign investment companies (“PFICs”), the Series intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Series is required to distribute, even though it has not sold the securities. In addition, if a Series is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Series may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Series to its shareholders.  Additional charges in the nature of interest may be imposed on a Series in respect of deferred taxes arising from such distributions or gains.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Code requires a Series to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Series in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.  For purposes of determining whether a Series qualifies for this exemption, any shares attributable to an investment in the Series made in connection with organization of the Series is disregarded as long as the investment doesn’t exceed $250,000.

Consent dividends

Each Series may utilize the consent dividend provisions of section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of a Series to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Series.

Securities Lending

In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend.  The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment. A Series’ entry into securities lending transactions may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.

Receipt of Excess Inclusion Income by a Series

Income received by a Series from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Series may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Series shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization, and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person. A Series must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI.  To the extent that the Series shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, a Series must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Series’ excess inclusion income allocable to them on behalf of the disqualified organizations.   Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.

Tax Consequences To Contract Holders

Since shareholders of the Series will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  The tax consequences for contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Series.  Please refer to the prospectus for the variable contracts for more information.

FINANCIAL STATEMENTS

Ernst & Young LLP, 2005 Market Street, Philadelphia, PA  19103-7094, serves as the Independent Registered Public Accounting Firm for the Trust and, in its capacity as such, audits the annual financial statements of the Series.  Each Series’ Statement of Net Assets, Statement of Assets and Liabilities (as applicable), Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernest & Young LLP, for the fiscal year ended December 31, 2006 are included in each Series’ Annual Report to shareholders.  The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

As of March 31, 2007, management believes the following accounts held 5% of record or more of the outstanding shares of each class of each Series of the Trust.  Management has no knowledge of beneficial ownership of the Trust’s shares:

As detailed below, a single shareholder holds, either directly or indirectly, a majority of the shares of the Series (or a class of the Series) and is therefore considered a “control person” of the Series (or class of the Series) for purposes of the 1940 Act. As a control person, such shareholder may possess the ability to control the outcome of matters submitted to the vote of the shareholders.

Series	Name and Address of Account	Percentage
Delaware VIP Balanced Series (Standard Class)	First Allmerica Financial Life Separate Accounts 440 Lincoln Street Worcester, MA 01653	97.05
(Service Class)	Delaware Management Trust Company 2005 Market Street Philadelphia, PA 19103	100.00
Delaware VIP Capital Reserves Series (Standard Class)	First Allmerica Financial Life Separate Accounts 440 Lincoln Street Worcester, MA 01653	72.35
	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	26.54
(Service Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	98.38
Delaware VIP Cash Reserve Series (Standard Class)	First Allmerica Financial Life Separate Accounts 440 Lincoln Street Worcester, MA 01653	98.32
(Service Class)	Delaware Management Company 2005 Market Street Philadelphia, PA 19103	100.00
Delaware VIP Diversified Income Series (Standard Class)	Lincoln National Life Insurance Company Wilshire 1300 South Clinton Street Fort Wayne, IN 46801	99.99
(Service Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	99.11

Series	Name and Address of Account	Percentage
Delaware VIP Emerging Markets Series (Standard Class)	Lincoln National Life Insurance Co. 1300 South Clinton Street Fort Wayne, IN 46801	95.17
(Service Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	89.66
	Guardian Insurance & Annuity, Inc. 3900 Burgess Place Bethlehem, PA 18017	10.33
Delaware VIP Growth Opportunities Series (Standard Class)	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	89.21
(Service Class)	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	89.15
	Horace Mann Insurance Sep Account 1 Horace Mann Plaza Springfield, IL 62715	10.81
Delaware VIP High Yield Series (Standard Class)	Lincoln National Life Insurance Co. 1300 South Clinton Street Fort Wayne, IN 46801	85.74
	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	13.81
(Service Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	99.99
Delaware VIP International Value Equity Series (Standard Class)	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	67.98
	Hartford Life Insurance Company P.O. Box 2999 Hartford, CT 06104	29.62
(Service Class)	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	93.92
	Delaware Management Trust Co. 2005 Market Street Philadelphia, PA 19103	6.08
Delaware VIP Value Series (Standard Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	81.40
	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	17.40

Series	Name and Address of Account	Percentage
(Service Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	99.99
Delaware VIP REIT Series (Standard Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	94.13
(Service Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	99.99
Delaware VIP Select Growth Series (Standard Class)	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	100.00
(Service Class)	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	99.91
Delaware VIP Small Cap Value Series (Standard Class)	Lincoln National Life Insurance Co. 1300 South Clinton Street Fort Wayne, IN 46801	74.43
	Metropolitan Life Insurance Co. 485B U.S. Highway One South Suite 420 Iselin, NJ 08830	10.87
	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	7.22
	Great West Life & Annuity Company 8515 East Orchard Road Englewood, CO 80111	6.13
(Service Class)	Lincoln National Life Insurance Co. 1300 South Clinton Street Fort Wayne, IN 46801	99.91
Delaware VIP Trend Series (Standard Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	91.27
	First Allmerica Financial Life Insurance Co. Separate Accounts 440 Lincoln Street Worcester, MA 01653	8.41
(Service Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	99.45
Delaware VIP U.S. Growth Series (Standard Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	95.93
(Service Class)	Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46801	99.99

APPENDIX A—DESCRIPTION OF RATINGS

Bonds

Excerpts from S&P’s description of its bond ratings:  AAA—highest grade obligations; extremely strong capacity to pay principal and interest; AA—also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A—strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB—regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C—regarded, on balance, as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D—in default.

Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

Excerpts from Moody’s description of its bond ratings:  Aaa—judged to be the best quality.  They carry the smallest degree of investment risk; Aa—judged to be of high quality by all standards; A—possess favorable attributes and are considered “upper medium” grade obligations; Baa—considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba—judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B—generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa—are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca—represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C—the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

For rating categories Aa to Caa, Moody’s includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively.

Commercial Paper

Excerpts from S&P’s description of its two highest commercial paper ratings:  A-1—degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2—capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

Excerpts from Moody’s description of its two highest commercial paper ratings:  P-1—superior quality; P-2—strong quality.

Excerpts from Fitch, Inc.’s description of its highest ratings:  F-1+ —Exceptionally strong quality; F-1 —Very strong quality; F-2 —Good credit quality.

DELAWARE VIP TRUST

FILE NOS. 033-14363 / 811-05162

POST-EFFECTIVE AMENDMENT NO. 46

PART C

OTHER INFORMATION

Item 23.                  Exhibits.  The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)           Articles of Incorporation.

(1)           Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(i)            Certificate of Amendment (November 15, 2006) to the Amended and Restated Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.i.

(2)           Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

(i)            Executed Amendment No. 1 to Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 30, 2002.

(b)           By-Laws.  Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. Ex-99.b.

(c)           Instruments Defining Rights of Security Holders.

(1)           Agreement and Declaration of Trust. Articles III, V, and VI of the Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(2)           By-Laws. Article II of Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. Ex-99.b.

(d)           Investment Advisory Contracts.

(1)           Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(i)            Executed Amendment No. 1 (August 21, 2000) to Exhibit A of the Investment Management Agreement between Delaware Management Company and the Registrant incorporated into this

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filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(ii)           Executed Amendment No. 2 (May 20, 2003) to Exhibit A of the Investment Management Agreement between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(e)           Underwriting Contracts.

(1)           Distribution Agreements.

(i)            Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(ii)           Executed Amendment No. 1 to Schedule I (May 20, 2003) to Distribution Agreement between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(f)            Bonus or Profit Sharing Contracts.  Not applicable.

(g)           Custodian Agreements.

(1)           Executed Global Custody Agreement (May 1, 1996) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

(i)            Executed Amendment (July 1, 2001) to Global Custody Agreement between JPMorgan Chase Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 37 filed February 26, 2003.

(ii)           Letter (December 27, 1996) adding the High-Yield Opportunities Series to Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 30, 2002.

(iii)          Letter (May 1, 1997) adding Convertible Securities Series, Devon Series, Emerging Markets Series, Social Awareness Series and Strategic Income Series to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed on April 27, 1998.

(iv)          Letter (April 30, 1998) adding REIT Series to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 25 filed on February 12, 1999.

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(v)           Letter (May 1, 1999) adding Aggressive Growth Series to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 28 filed on October 15, 1999.

(vi)          Letter (October 15, 1999) adding U.S. Growth Series to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(vii)         Letter (August 21, 2000) adding the Technology and Innovation Series to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(viii)        Letter (January 17, 2002) adding the Trend Series to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(ix)           Letter (May 5, 2003) adding the Diversified Income Series to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(x)            Executed Amendment I to Schedule A of the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(2)           Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effect Amendment No. 36 filed April 30, 2002.

(i)            Executed Amendment (October 1, 2002) to the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed February 26, 2003.

(ii)           Executed Amendment No. 1 (July 17, 2003) to Schedule A of the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(h)           Other Material Contracts.

(1)           Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

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(i)            Executed Amendment (August 23, 2002) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(ii)           Executed Schedule A (May 20, 2003) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(iii)          Executed Schedule B (May 15, 2003) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(2)           Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

(i)            Executed Schedule B (May 19, 2005) to the Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 45 filed April 14, 2006.

(ii)             Executed Amendment No. 32 (January 9, 2007) to Schedule A of Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit No. Ex-99 h.2.ii.

(3)           Executed Investment Advisory Expense Limitation Letter (April 2007) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit No. Ex-99.h.3.

(4)           Executed Distribution Expense Limitation Letter (April 2007) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. Ex-99.h.4.

(i)            Legal Opinion. Opinion and Consent of Counsel (May 14, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(j)            Other Opinions.  Consent of Independent Registered Public Accounting Firm (April 2007) attached as Exhibit No. Ex-99.j.

(k)           Omitted Financial Statements.  Not applicable.

(l)            Initial Capital Agreements.  Not applicable.

(m)          Rule 12b-1 Plan.

(1)           Plan under Rule 12b-1 (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(n)           Rule 18f-3 Plan.

4

(1)           Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed February 15, 2006.

(o)           Reserved.

(p)           Codes of Ethics.

(1)           Code of Ethics for the Delaware Investments Family of Funds (February 2006) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed April 14, 2006.

(2)           Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2006) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed April 14, 2006.

(3)           Code of Ethics for Lincoln Financial Distributors, Inc. (December 2005) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed April 14, 2006.

(q)           Other.  Powers of Attorney (November 15, 2006) attached as Exhibit No. Ex-99.q.

Item 24.                  Persons Controlled by or Under Common Control with the Fund.  None.

Item 25.                  Indemnification.  Article VI of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. Ex-99.b.

Item 26.                  Business and Other Connections of the Investment Adviser.

Delaware  Management  Company  (the  “Manager”),  a series of Delaware Management  Business  Trust,  serves  as  investment  manager  to  the Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments ® Funds (Delaware Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV,  Delaware  Group Equity Funds V, Delaware  Group  Foundation Funds,  Delaware Group Global & International  Funds,  Delaware Group Government Fund,   Delaware  Group  Income  Funds, Delaware  Group  Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money Fund, Delaware Investments Municipal Trust,  Delaware  Pooled Trust,   Voyageur  Insured Funds,  Voyageur  Intermediate  Tax-Free  Funds,  Voyageur  Investment Trust,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,  Voyageur Mutual  Funds  III,  Voyageur  Tax-Free  Funds,  Delaware  Investments Dividend and Income Fund, Inc.,  Delaware  Investments Global Dividend and Income Fund, Inc.,  Delaware  Investments Arizona Municipal Income Fund, Inc.,  Delaware  Investments  Colorado Insured  Municipal Income Fund,  Inc.,  Delaware  Investments  Florida Insured  Municipal Income Fund,  Delaware  Investments  Minnesota  Municipal Income Fund, Inc., Delaware  Investments  Minnesota  Municipal  Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated  registered investment companies. In addition, certain officers of the Manager also serve as trustees of other  Delaware  Investments® Funds,  and  certain  officers  are also officers  of these  other  funds.  A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the  Delaware  Investments ® Funds  (see  Item 27  below)  and another  such  company  acts  as the  shareholder  services,  dividend

5

disbursing,  accounting  servicing  and transfer  agent for all of the Delaware Investments ®  Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Patrick P. Coyne	President	None

Mr. Coyne has served in various executive capacities within Delaware Investments(1) and Delaware Investments Family of Funds. Managing Director – Fixed Income – Lincoln National Investment Companies, Inc.

Ryan K. Brist	Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income	None	Mr. Brist has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
John C.E. Campbell	Executive Vice President/Global Marketing & Client Services	None	Mr. Campbell has served in various executive capacities within Delaware Investments. President/Chief Executive Officer – Optimum Fund Trust
Philip N. Russo(2)	Executive Vice President/Chief Administrative Officer	None	Mr. Russo has served in various executive capacities within Delaware Investments.
See Yeng Quek	Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income	None	Mr. Quek has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds. Director/Trustee - HYPPCO Finance Company Ltd.
Douglas L. Anderson	Senior Vice President - Operations	None	Mr. Anderson has served in various executive capacities within Delaware Investments.
Marshall T. Bassett	Senior Vice President/Chief Investment Officer - Emerging Growth Equity	None	Mr. Bassett has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Joseph R. Baxter	Senior Vice President/Head of Municipal Bond Investments	None	Mr. Baxter has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

6

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Christopher S. Beck	Senior Vice President/Senior Portfolio Manager	None	Mr. Beck has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Michael P. Buckley	Senior Vice President/Director of Municipal Research	None	Mr. Buckley has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Stephen R. Cianci	Senior Vice President/Senior Portfolio Manager	None	Mr. Cianci has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Robert F. Collins	Senior Vice President/Senior Portfolio Manager	None	Mr. Collins has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
James A. Forant	Senior Vice President//Director, Technical Services	None	Mr. Forant has served in various executive capacities within Delaware Investments.
Brian Funk	Senior Vice President/Director of Credit Research	None	Mr. Funk has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Brent C. Garrells	Senior Vice President/Senior Research Analyst	None	Mr. Garrells has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Stuart M. George	Senior Vice President/Head of Equity Trading	None	Mr. George has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Paul Grillo	Senior Vice President/Senior Portfolio Manager	None	Mr. Grillo has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Jonathan Hatcher	Senior Vice President/Senior Research Analyst	None	Mr. Hatcher has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
William F. Keelan	Senior Vice President/Director of Quantitative Research	None	Mr. Keelan has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

7

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Francis X. Morris	Senior Vice President/Chief Investment Officer – Core Equity	None	Mr. Morris has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer	None	Mr. Murray has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Susan L. Natalini	Senior Vice President -Marketing & Shared Services	None	Ms. Natalini has served in various executive capacities within Delaware Investments.
Zoë Neale(3)	Senior Vice President/Chief Investment Officer – International Equity	None	Mr. Neale has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
D. Tysen Nutt(4)	Senior Vice President/Chief Investment Officer - Large Cap Value Equity	None	Mr. Nutt has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel	None

Mr. O’Connor has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

Vice President/ General Counsel - Lincoln National Investment Companies, Inc.

John J. O’Connor	Senior Vice President - Investment Accounting	None	Mr. O’Connor has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Philip R. Perkins	Senior Vice President/Senior Portfolio Manager	None	Mr. Perkins has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Timothy L. Rabe	Senior Vice President/Senior Portfolio Manager/Head of High Yield	None	Mr. Rabe has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

8

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Richard Salus	Senior Vice President/ Controller/Treasurer	None	Mr. Salus has served in various executive capacities within Delaware Investments. Vice President/Deputy Controller - Lincoln National Investment Companies, Inc.
James L. Shields	Senior Vice President/Chief Information Officer	None	Mr. Shields has served in various executive capacities within Delaware Investments.
Jeffrey S. Van Harte(5)	Senior Vice President/Chief Investment Officer - Focus Growth Equity	None	Mr. Van Harte has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Babak Zenouzi	Senior Vice President/Senior Portfolio Manager	None	Mr. Zenouzi has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Gary T. Abrams	Vice President/Senior Equity Trader	None	Mr. Abrams has served in various executive capacities within Delaware Investments.
Christopher S. Adams	Vice President/Portfolio Manager/Senior Equity Analyst	None	Mr. Adams has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Damon J. Andres	Vice President/Senior Portfolio Manager	None	Mr. Andres has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Margaret MacCarthy Bacon(6)	Vice President/ Investment Specialist	None	Ms. Bacon has served in various executive capacities within Delaware Investments.
Todd Bassion(7)	Vice President/Senior Research Analyst	None	Mr. Bassion has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Richard E. Biester	Vice President/Equity Trader	None	Mr. Biester has served in various executive capacities within Delaware Investments.
Christopher J. Bonavico(8)	Vice President/Senior Portfolio Manager, Equity Analyst	None	Mr. Bonavico has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

9

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Vincent A. Brancaccio	Vice President/Senior Equity Trader	None	Mr. Brancaccio has served in various executive capacities within Delaware Investments.
Kenneth F. Broad(9)	Vice President/Senior Portfolio Manager, Equity Analyst	None	Mr. Broad has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Mary Ellen M. Carrozza	Vice President/Client Services	None	Ms. Carrozza has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Stephen G. Catricks	Vice President/Portfolio Manager	None	Mr. Catricks has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Anthony G. Ciavarelli	Vice President/Assistant General Counsel/ Assistant Secretary	None	Mr. Ciavarelli has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
David F. Connor	Vice President/Deputy General Counsel/ Assistant Secretary	None

Mr. Connor has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

Vice President/Deputy General Counsel/ Secretary - Lincoln National Investment Companies, Inc.

Stephen J. Czepiel	Vice President/Senior Municipal Bond Trader	None	Mr. Czepiel has served in various executive capacities within Delaware Investments.
Christopher M. Ericksen(10)	Vice President/Portfolio Manager/Equity Analyst	None	Mr. Ericksen has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Joel A. Ettinger	Vice President - Taxation	None	Mr. Ettinger has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds. Vice President/Taxation - Lincoln National Investment Companies, Inc.

10

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Phoebe W. Figland	Vice President - Investment Accounting	None	Ms. Figland has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Joseph Fiorilla	Vice President - Trading Operations	None	Mr. Fiorilla has served in various executive capacities within Delaware Investments.
Charles E. Fish	Vice President/Senior Equity Trader	None	Mr. Fish has served in various executive capacities within Delaware Investments.
Clifford M. Fisher	Vice President/Senior Municipal Bond Trader	None	Mr. Fisher has served in various executive capacities within Delaware Investments.
Patrick G. Fortier(11)	Vice President/ Portfolio Manager/Equity Analyst	None	Mr. Fortier has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Paul D. Foster	Vice President/Investment Specialist – Emerging Growth Equity	None	Mr. Foster has served in various executive capacities within Delaware Investments.
Denise A. Franchetti	Vice President/Portfolio Manager/Municipal Bond Credit Analyst	None	Ms. Franchetti has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
James A. Furgele	Vice President - Investment Accounting	None	Mr. Furgele has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Barry S. Gladstein	Vice President/Portfolio Analyst	None	Mr. Gladstein has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Edward Gray(12)	Vice President/Senior Portfolio Manager	None	Mr. Gray has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Lisa L. Hansen(13)	Vice President/Head of Focus Growth Equity Trading	None	Ms. Hansen has served in various executive capacities within Delaware Investments.
Gregory M. Heywood(14)	Vice President/Portfolio Manager/Equity Analyst	None	Mr. Heywood has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

11

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Sharon Hill	Vice President/Head of Quantitative Research and Analytics	None	Ms. Hill has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Christopher M. Holland	Vice President/Portfolio Manager	None	Mr. Holland has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Michael E. Hughes	Vice President/Senior Equity Analyst	None	Mr. Hughes has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Jordan L. Irving(15)	Vice President/Senior Portfolio Manager	None	Mr. Irving has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Cynthia Isom	Vice President/Portfolio Manager	None	Ms. Isom has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Kenneth R. Jackson	Vice President/Quantitative Analyst	None	Mr. Jackson has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Audrey E. Kohart	Vice President/Financial Planning and Reporting	None	Ms. Kohart has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Andrew Kronschnabel	Vice President/High Grade Trader	None	Mr. Kronschnabel has served in various executive capacities within Delaware Investments.
Rosanne L. Kropp	Vice President/Senior Fund Analyst II – High Grade	None	Ms. Kropp has served in various executive capacities within Delaware Investments.
Nikhil G. Lalvani	Vice President/Senior Equity Analyst	None	Mr. Lalvani has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Steven T. Lampe	Vice President/Portfolio Manager	None	Mr. Lampe has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

12

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Alfio Leone IV	Vice President/High Grade Trader	None	Mr. Leone has served in various executive capacities within Delaware Investments.
Anthony A. Lombardi(16)	Vice President/Senior Portfolio Manager	None	Mr. Lombardi has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Francis P. Magee	Vice President/Equity Business Manager	None	Mr. Magee has served in various executive capacities within Delaware Investments.
Charles (Tom) T. McClintic	Vice President/High Yield Trader	None	Mr. McClintic has served in various executive capacities within Delaware Investments.
Michael S. Morris	Vice President/Portfolio Manager/Senior Equity Analyst	None	Mr. Morris has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Scott Moses	Vice President/High Grade Trader	None	Mr. Moses has served in various executive capacities within Delaware Investments.
Philip O. Obazee	Vice President/ Derivatives Manager	None	Mr. Obazee has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Donald G. Padilla	Vice President/Portfolio Manager/Senior Equity Analyst	None	Mr. Padilla has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Caleb Piper	Vice President/Equity Analyst	None	Mr. Piper has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Daniel J. Prislin(17)	Vice President/Senior Portfolio Manager/Equity Analyst	None	Mr. Prislin has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Gretchen Regan	Vice President/Quantitative Analyst	None	Ms. Regan has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Craig S. Remsen	Vice President/Senior Credit Research Analyst	None	Mr. Remsen has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

13

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Carl Rice(18)	Vice President/Senior Investment Specialist, Large Cap Value Focus Equity	None	Mr. Rice has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Joseph T. Rogina	Vice President/Equity Trader	None	Mr. Rogina has served in various executive capacities within Delaware Investments.
Debbie A. Sabo(19)	Vice President/Equity Trader – Focus Growth Equity	None	Ms. Sabo has served in various executive capacities within Delaware Investments.
Kevin C. Schildt	Vice President/Senior Municipal Credit Analyst	None	Mr. Schildt has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None	Mr. Seidel has served in various executive capacities within Delaware Investments. Vice President/Assistant Controller/Manager - Payroll - Lincoln National Investment Companies, Inc.
Brenda L. Sprigman	Vice President/Business Manager - Fixed Income	None	Ms. Sprigman has served in various executive capacities within Delaware Investments.
Michael T. Taggart	Vice President - Facilities & Administrative Services	None	Mr. Taggart has served in various executive capacities within Delaware Investments.
Risè Taylor	Vice President – Strategic Investment Relationships	None	Ms. Taylor has served in various executive capacities within Delaware Investments.
Spencer M. Tullo	Vice President/High Yield Trader	None	Mr. Tullo has served in various executive capacities within Delaware Investments.
Robert A. Vogel, Jr.(20)	Vice President/Senior Portfolio Manager	None	Mr. Vogel has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Lori P. Wachs	Vice President/Portfolio Manager	None	Ms. Wachs has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Laura A. Wagner	Vice President - Investment Accounting	None	Ms. Wagner has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

14

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Kathryn R. Williams	Vice President/Associate General Counsel/ Assistant Secretary	None	Ms. Williams has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Greg Zappin	Vice President/Senior Credit Research Analyst	None	Mr. Zappin has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

(1)	Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
(2)	Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(3)	Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005.
(4)	Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
(5)	Client Service Officer, Thomas Weisel Partners, 2002-2005.
(6)	Senior Research Associate, Thomas Weisel Partners, 2002-2005.
(7)	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
(8)	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(9)	Director, Institutional Equity Sales, Merrill Lynch, 2003-2006.
(10)	Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
(11)	Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(12)	Senior Analyst, Wells Capital Management, 2000-2006.
(13)	Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(14)	Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
(15)	Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
(16)	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
(17)	Head Trader, McMorgan & Company, 2003-2005.
(18)	Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
(19)	Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005.
(20)	Equity Analyst, Evergreen Investment Management Company, 2004-2006.

Item 27.                  Principal Underwriters.

(a)(1)       Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(a)(2)       Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investment Advisers	Limited Partner	None

15

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President/Operations	None
Michael P. Bishof	Senior Vice President/Investment Accounting	Senior Vice President/Investment Accounting
Jeffrey M. Kellogg	Senior Vice President/Senior Product Manager/Communications Manager	None
Thomas M. McConnell	Senior Vice President/Senior 529 Plans Product Manager	None
Brian L. Murray, Jr.	Senior Vice President/Compliance	Senior Vice President/Chief Compliance Officer
David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel/Chief Legal Officer
Daniel J. Perullo	Senior Vice President/Eastern Director, Institutional Sales	None
Robert E. Powers	Senior Vice President/Senior Domestic Sales Manager	None
Richard Salus	Senior Vice President/Controller/ Treasurer/Financial Operations Principal	Senior Vice President/Chief Financial Officer
James L. Shields	Senior Vice President/Chief Information Officer	None
Trevor M. Blum	Vice President/Senior Consultant Relationship Manager	None
E. Zoe Bradley	Vice President/Product Management Manager	None
Mel Carrozza	Vice President/Client Services	None
Anthony G. Ciavarelli	Vice President/Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
David F. Connor	Vice President/Deputy General Counsel/ Secretary	Vice President/Deputy General Counsel/Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation
Edward M. Grant	Vice President/Senior Domestic Sales Manager	None
Audrey Kohart	Vice President/Financial Planning and Reporting	Vice President/Financial Planning and Reporting
Marlene D. Petter	Vice President/Marketing Communications	None
Christian Reimer	Vice President/529 Plans Product Manager	None
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None
Michael T. Taggart	Vice President/Facilities & Administrative Services	None
Molly Thompson	Vice President/Associate Product Management Manager	None
Kathryn R. Williams	Vice President/Senior Counsel/ Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary

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Item 28.                  Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094, in London at Third Floor, 80 Cheapside, London, England EC2V 6EE, in New York at 630 Fifth Avenue, New York, NY 10111, or in Fort Wayne at 200 East Berry Street, Fort Wayne, IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 29.                  Management Services.  None.

Item 30.                  Undertakings.  Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of April, 2007.

DELAWARE VIP TRUST

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	April 27, 2007
Patrick P. Coyne

Thomas L. Bennett *	Trustee	April 27, 2007
Thomas L. Bennett

John A. Fry *	Trustee	April 27, 2007
John A. Fry

Anthony D. Knerr *	Trustee	April 27, 2007
Anthony D. Knerr

Lucinda S. Landreth *	Trustee	April 27, 2007
Lucinda S. Landreth

Ann R. Leven *	Trustee	April 27, 2007
Ann R. Leven

Thomas F. Madison *	Trustee	April 27, 2007
Thomas F. Madison

Janet L. Yeomans *	Trustee	April 27, 2007
Janet L. Yeomans

J. Richard Zecher *	Trustee	April 27, 2007
J. Richard Zecher

Richard Salus *	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	April 27, 2007
Richard Salus

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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DELAWARE VIP TRUST

INDEX TO EXHIBITS

(Delaware VIP Trust)

Exhibit No.	Exhibit

EX-99.a.1.i	Certificate of Amendment (November 15, 2006) to the Amended and Restated Agreement and Declaration of Trust

EX-99.b	Amended and Restated By-Laws (November 16, 2006)

EX-99.h.2.ii	Executed Amendment No. 32 (January 9, 2007) to Schedule A of Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.h.3	Executed Investment Advisory Expense Limitation Letter (April 2007) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

Ex-99.h.4	Executed Distribution Expense Limitation Letter (April 2007) between Delaware Distributors, L.P. and the Registrant

EX-99.j	Consent of Independent Registered Public Accounting Firm (April 2007)

EX-99.q	Powers of Attorney (November 15, 2006)

20